    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2000

                                                     REGISTRATION NOS.:  2-71559
                                                                        811-3162

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                FORM N-1A
                          REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933                   /X/
                    PRE-EFFECTIVE AMENDMENT NO. _____                   / /
                     POST-EFFECTIVE AMENDMENT NO. 23                    /X/
                                  AND/OR
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                              /X/
                            AMENDMENT NO. 24                            /X/

                              -------------------

                          ACTIVE ASSETS TAX-FREE TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

         ---    immediately upon filing pursuant to paragraph (b)
          X     on August 29, 2000 pursuant to paragraph (b)
         ---
                60 days after filing pursuant to paragraph (a)
         ---
                on (date) pursuant to paragraph (a) of rule 485
         ---

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    PROSPECTUS - AUGUST 29, 2000


ACTIVE ASSETS
                                                                     MONEY TRUST
                                                                  TAX-FREE TRUST
                                                       CALIFORNIA TAX-FREE TRUST
                                                     GOVERNMENT SECURITIES TRUST


        FOUR DIFFERENT MONEY MARKET FUNDS OFFERED EXCLUSIVELY TO PARTICIPANTS IN
                                      THE ACTIVE ASSETS-Registered Trademark- OR
                        BUSINESSCAPE-SM- FINANCIAL SERVICE PROGRAMS AND TO OTHER
                 INVESTORS WHO HAVE BROKERAGE ACCOUNTS WITH DEAN WITTER REYNOLDS



                                         FOR INFORMATION ON THE ACTIVE ASSETS OR
                                   BUSINESSCAPE FINANCIAL SERVICE PROGRAMS, READ THE CLIENT ACCOUNT AGREEMENT FOR EACH PROGRAM
                    AND/OR CALL (800) 869-3326 OR (212) 392-5000 (FOR THE ACTIVE
               ASSETS PROGRAM) OR (800) 355-3086 (FOR THE BUSINESSCAPE PROGRAM).


  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


Eligible Investors/Overview ...................................................................... 1

The Funds
    Active Assets Money
     Trust                Investment Objectives.................................                   2
                          Principal Investment Strategies.......................                   2
                          Principal Risks.......................................                   3
                          Past Performance......................................                   4
                          Fees and Expenses.....................................                   5
    Active Assets
     Tax-Free Trust       Investment Objective..................................                   6
                          Principal Investment Strategies.......................                   6
                          Principal Risks.......................................                   7
                          Past Performance......................................                   8
                          Fees and Expenses.....................................                   9
    Active Assets
     California
     Tax-Free Trust       Investment Objective..................................                  10
                          Principal Investment Strategies.......................                  10
                          Principal Risks.......................................                  11
                          Past Performance......................................                  12
                          Fees and Expenses.....................................                  13
    Active Assets
     Government
     Securities Trust     Investment Objectives.................................                  14
                          Principal Investment Strategies.......................                  14
                          Principal Risks.......................................                  15
                          Past Performance......................................                  16
                          Fees and Expenses.....................................                  17

Fund Management ................................................................................. 18

Shareholder Information   Pricing Fund Shares...................................                  19
                          How Are Fund Investments Made?........................                  19
                          How Are Fund Shares Sold?.............................                  20
                          Distributions.........................................                  22
                          Tax Consequences......................................                  23

Financial Highlights ............................................................................ 24

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

ELIGIBLE INVESTORS/OVERVIEW


           Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a "Fund") are four separate money market funds offered exclusively to: (i) participants in the Active Assets-Registered Trademark- or BusinesScape-SM- financial service programs offered by Dean Witter Reynolds (the "Financial Service Programs"); and (ii) other investors who have a brokerage account with Dean Witter Reynolds. (Dean Witter Reynolds is affiliated with Morgan Stanley Dean Witter Advisors Inc., the Funds' Investment Manager.)



           Participants in the Financial Service Programs are offered a Dean Witter brokerage account that is linked to the Funds, as well as to Active Assets Institutional Money Trust and Active Assets Premier Money Trust (two other money market funds participating in the Financial Service Programs), a debit card, a checking account and, in the case of the Active Assets program, a federally insured bank account. In addition, participants in the BusinesScape program may have access to a commercial line of credit.



           The annual fee presently charged for participating in the Active Assets Program is $80 for individuals and $100 for businesses. The annual fee presently charged for participating in the BusinesScape program is $150. At any time, Dean Witter Reynolds Inc. may change the annual fee charged and the services provided under the Financial Service Programs. For details on the Financial Service Programs, please read the client account agreement for each program.

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

THE FUNDS
ACTIVE ASSETS MONEY TRUST

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
           Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                            The Fund invests in high quality, short-term debt obligations. In selecting investments, the "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            The Fund's investments include the following money market instruments:

                            -    Commercial paper.
                            -    Corporate obligations.
                            - Debt obligations of U.S.-regulated banks and instruments secured by those obligations. These investments include certificates of deposit.
                            - Certificates of deposit of savings banks and savings and loan associations.
                            - Debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or its instrumentalities.
                            - Repurchase agreements, which may be viewed as a type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objectives.

           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk.

           Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

           The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.


           FOREIGN MONEY MARKET SECURITIES. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.



           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 CALENDAR YEARS.

AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.
[End Sidebar]


[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1990 7.99%
'91  5.77%
'92  3.47%
'93  2.80%
'94  3.87%
'95  5.72%
'96  5.19%
'97  5.32%
'98  5.28%
'99  4.88%



             During the periods shown in the bar chart, the highest return for a calendar quarter was 1.97% (quarter ended March 31, 1990) and the lowest return for a calendar quarter was 0.67% (quarter ended
             June 30, 1993). Year-to-date total return information as of June 30, 2000 was 2.89%.



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Active Assets Money Trust              4.88%        5.28%          5.02%
-----------------------------------------------------------------------------


           For the Fund's most recent 7-day annualized yield you may call
           (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 2000.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------

           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.



ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                               0.27%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.05%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.42%
----------------------------------------------------------------------


           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


                                     1 YEAR           3 YEARS         5 YEARS        10 YEARS
                                     ---------------------------------------------------------
                                        $43            $134            $234            $527
                                     ---------------------------------------------------------

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS TAX-FREE TRUST

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                            The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


                            Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities.


                            The Fund has a fundamental policy of investing at least 80% of its total assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval.

           The Fund may invest up to 20% of its total assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objective.

           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

           Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

           The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.


           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER A 10-YEAR PERIOD.

AVERAGE ANNUAL

TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.
[End Sidebar]


[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1990 5.51%
'91  4.08%
'92  2.53%
'93  1.99%
'94  2.38%
'95  3.36%
'96  2.98%
'97  3.14%
'98  2.95%
'99  2.74%



             During the periods shown in the bar chart, the highest return for a calendar quarter was 1.40% (quarter ended December 31, 1990) and the lowest return for a calendar quarter was 0.46% (quarter ended March 31, 1994). Year-to-date total return information as of June 30, 2000 was 1.68%.



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Active Assets Tax-Free Trust           2.74%        3.03%          3.16%
-----------------------------------------------------------------------------


           For the Fund's most recent 7-day annualized yield you may call
           (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 2000.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------

           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.



ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                               0.37%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.03%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.50%
----------------------------------------------------------------------


           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


                                     1 YEAR           3 YEARS         5 YEARS        10 YEARS
                                     ---------------------------------------------------------
                                        $52            $162            $282            $634
                                     ---------------------------------------------------------

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


           The Investment Manager generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from federal and California state income tax. The Fund may invest up to 20% of its assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details. Municipal obligations are securities issued by state and local governments and regional government authorities. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities.


           The Fund has a fundamental policy of investing at least 80% of its total assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objective.
           CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

           Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state -- California -- and its municipalities. Because the Fund concentrates its investments in securities issued by California state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning California issuers' ability to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

           Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

           The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.


           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 8 CALENDAR YEARS.


AVERAGE ANNUAL
TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.

[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1992 2.14%
'93  1.72%
'94  2.20%
'95  3.10%
'96  2.73%
'97  2.88%
'98  2.58%
'99  2.35%


             During the periods shown in the bar chart, the highest return for a calendar quarter was 0.82% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.41% (quarter ended
             March 31, 1994). Year-to-date total return as of June 30, 2000 was 1.34%.



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF FUND
                                     PAST 1 YEAR  PAST 5 YEARS  (SINCE 11/12/91)
--------------------------------------------------------------------------------
 Active Assets California Tax-Free
 Trust                                  2.35%        2.73%           2.49%
--------------------------------------------------------------------------------


           For the Fund's most recent 7-day annualized yield you may call
           (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 2000.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------

           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.



ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                               0.47%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.04%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.61%
----------------------------------------------------------------------


           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


                                     1 YEAR           3 YEARS         5 YEARS        10 YEARS
                                     ---------------------------------------------------------
                                        $63            $196            $342            $765
                                     ---------------------------------------------------------

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
           Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund will invest in high quality, short-term U.S. Government securities. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

           The U.S. Government securities that the Fund may purchase include:

                           - U.S. Treasury bills, notes and bonds, all of which
                             are direct obligations of the U.S. Government.

                           - Securities issued by agencies and instrumentalities
                             of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

                           - Securities issued by agencies and instrumentalities
                             which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.

                           - Securities issued by agencies and instrumentalities
                             which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

           The Fund also may invest up to 10% of its total assets in FDIC insured certificates of deposit of banks and savings and loan institutions.

           In addition, the Fund may invest in repurchase agreements which may be viewed as a type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objectives.

           CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.


           Credit risk is minimal with respect to the Fund's U.S. Government securities investments. Repurchase agreements and insured certificates of deposit may involve a greater degree of credit risk. The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.



           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 CALENDAR YEARS.

AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.

[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1990 7.63%
'91  5.52%
'92  3.25%
'93  2.57%
'94  3.61%
'95  5.40%
'96  4.89%
'97  4.99%
'98  4.96%
'99  4.58%



             During the periods shown in the bar chart, the highest return for a calendar quarter was 1.88% (quarter ended June 30, 1990) and the lowest return for a calendar quarter was 0.62% (quarter ended
             June 30, 1993). Year-to-date total return information as of June 30, 2000 was 2.72%.



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Active Assets Government
 Securities Trust                       4.58%        4.96%          4.73%
-----------------------------------------------------------------------------


           For the Fund's most recent 7-day annualized yield you may call
           (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 2000.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------

           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.



ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                               0.45%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.04%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.59%
----------------------------------------------------------------------


           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


                                     1 YEAR           3 YEARS         5 YEARS        10 YEARS
                                     ---------------------------------------------------------
                                        $60            $187            $327            $732
                                     ---------------------------------------------------------

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $150 BILLION IN ASSETS UNDER MANAGEMENT AS OF JULY 31, 2000.

[End Sidebar]

FUND MANAGEMENT

           Each Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.


           Each Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on each Fund's average daily net assets. For the fiscal year ended June 30, 2000, each Fund accrued total compensation to the Investment Manager as follows:



                                                                 INVESTMENT MANAGEMENT
                                                                      FEE ACCRUED
                                                                    (AS A PERCENT OF
           FUND                                                FUND'S AVERAGE NET ASSETS)
           ------------------------------------------------------------------------------
            Active Assets Money Trust                                    0.27%
           ------------------------------------------------------------------------------
            Active Assets Tax-Free Trust                                 0.37%
           ------------------------------------------------------------------------------
            Active Assets California Tax-Free Trust                      0.47%
           ------------------------------------------------------------------------------
            Active Assets Government Securities Trust                    0.45%
           ------------------------------------------------------------------------------

[Sidebar]
CONTACTING A
FINANCIAL ADVISOR
IF YOU ARE NEW TO THE MORGAN STANLEY DEAN WITTER FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL (877) 937-MSDW (TOLL-FREE) FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY DEAN WITTER OFFICE NEAREST YOU.

YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE
AT: www.msdw.com/individual/funds
[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

           The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW ARE FUND INVESTMENTS MADE?
--------------------------------------------------------------------------------

           PARTICIPANTS:

           Cash balances in your Financial Service Program account (through the Active Assets program or the BusinesScape program) that are not invested in securities will be automatically invested in shares of the Fund of your choice on days that the New York Stock Exchange is open for business (a "business day"). You may select any fund offered for investment to Financial Service Program participants, including the Funds and Active Assets Institutional Money Trust and Active Assets Premier Money Trust. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. If you are a participant in the BusinesScape program, you may select more than one fund unless you select to invest in either Active Assets Institutional Money Trust or Active Assets Premier Money Trust. Alternatively, if you are a participant in the Active Assets program, you may choose to have your cash balances deposited in a federally insured bank account designated by Dean Witter Reynolds Inc. rather than invested in a fund. You may change your investment selection at any time by notifying your Morgan Stanley Dean Witter Financial Advisor. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.



           Your account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. The cash balance, reduced by any debits to your account incurred that day, will be used to purchase shares of the fund of your choice on the next business day at the fund's share price calculated on that next day. Debits to your account may arise from purchases of securities, margin calls, other account charges (including, in the case of your BusinesScape account, any principal and/or interest owed on your commercial line of credit, if applicable), debit card purchases, cash advances, or withdrawals, and any checks written against the account.

           Dividends are not earned until the next business day following the purchase of Fund shares.


           If you make a cash payment into your account after your Financial Advisor's deadline for processing checks has passed, then investment in the Fund of your choice may not occur until the second business day after the payment is made (and at the price of the Fund's shares calculated on that second business day). No payments into the account will be credited until federal or other immediately available funds become available to the account.



           There is no minimum investment amount for participants, although the current minimum initial deposit into an Active Assets account is $5,000 in cash or securities and $20,000 in cash or securities for a BusinesScape account.


           NON-PARTICIPANTS:

           To invest in any of the Funds, contact your Morgan Stanley Dean Witter Financial Advisor. Your Financial Advisor will assist you step-by-step with the procedures to invest in a Fund. The minimum investment amount is $5,000 for initial investments. We may offer reduced minimums or automatic investment options for investors that have certain brokerage accounts held with Dean Witter Reynolds Inc. Fund shares are purchased at the next share price calculated after we receive your purchase order (accompanied by federal or other immediately available funds).



           Non-Participants considering investing in any of the Funds should recognize that the Funds have been created specifically for the Financial Service Programs and, as such, the Funds do not offer typical money market fund features, such as checkwriting privileges, to non-Participants. (We do offer other comparable money market funds that have these features. For more information, call your Morgan Stanley Dean Witter Financial Advisor.)


           PLAN OF DISTRIBUTION:
           Each Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows each Fund to pay distribution fees for the sale and distribution of these shares. It also allows each Fund to pay for services to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]  HOW ARE FUND SHARES SOLD?
--------------------------------------------------------------------------------

           PARTICIPANTS:

           AUTOMATIC SALES. Your account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the next business day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that next business day. If the value of your Fund shares is insufficient to equal the negative balance, Dean Witter Reynolds Inc. is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.



           In addition, if Dean Witter Reynolds Inc. exercises its right to terminate the Financial Service Program you are invested in, then all of your Fund shares will be sold.


           VOLUNTARY SALES. If you wish to sell all or some of your Fund shares, you may do so by:


           (a) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks);



           (b) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals); or



           (c) calling your Morgan Stanley Dean Witter Financial Advisor.



           Once you have taken any of these steps, Fund shares will be sold at the Fund's share price calculated on the next business day. Proceeds from your sale of Fund shares will be reduced by any outstanding debits to your account. Prior to selling any Fund shares through any of the above methods you should call your Morgan Stanley Dean Witter Financial Advisor or the applicable information number appearing on the cover of this PROSPECTUS to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals (I.E., debit card purchases or checks written), then Dean Witter Reynolds Inc. may take the authorized steps described in your client account agreement.


           NON-PARTICIPANTS:
           You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

           To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Payment will be sent to the address to which the account is registered or deposited in your brokerage account.

           You may also sell your shares by writing a "letter of instruction" that includes:

           - your account number;

           - the dollar amount or the number of shares you wish to sell; and

           - the signature of each owner as it appears on the account.

           If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at
           (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor. Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ 07303. A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.

           After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.


           Certain Dean Witter brokerage accounts held by non-Participants may be eligible for an automatic redemption option where Fund shares are sold automatically under specified circumstances. For more information contact your Morgan Stanley Dean Witter Financial Advisor.


           PARTICIPANTS AND NON-PARTICIPANTS:

           Payment for Fund shares sold may be postponed or the right to have Fund shares sold may be suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.


[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------

           Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

           Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of 12:00 noon the preceding business day. Dividends are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share). With respect to each of Active Assets Money Trust and Active Assets Government Securities Trust, its short-term capital gains, if any, are declared and payable on each business day. The other Funds' short-term capital gains, if any, are distributed periodically. Each Fund's long-term capital gains, if any, are distributed at least once in December.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.


           Your income dividend distributions from Active Assets Money Trust and Active Assets Government Securities Trust are normally subject to federal and state income tax when they are paid.


           Income dividend distributions from Active Assets Tax-Free Trust are normally exempt from federal income tax and will generally be subject to state income tax. Income dividend distributions from Active Assets California Tax-Free Trust are exempt from federal and California state income taxes -- to the extent they are derived from California municipal obligations. With respect to these two Funds, income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

           With respect to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

           If a Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Fund.


           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.



           When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

ACTIVE ASSETS MONEY TRUST
FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in this Prospectus. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.



 YEAR ENDED JUNE 30,                              2000           1999           1998           1997           1996
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.054          0.048          0.052          0.051          0.052
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.054)        (0.048)        (0.052)        (0.051)        (0.052)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       5.50%          4.92%          5.38%          5.23%          5.33%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.42%          0.43%          0.44%          0.45%          0.47%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              5.38%          4.78%          5.24%          5.07%          5.21%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions          $20,972        $15,989        $11,922         $8,928         $7,170
---------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

 24
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

                                                                              ANNUALIZED
PRINCIPAL                          DESCRIPTION                                   YIELD
AMOUNT IN                              AND                                    ON DATE OF
THOUSANDS                         MATURITY DATES                               PURCHASE               VALUE
----------------------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER (68.1%)
            BANKING (9.0%)
$  200,000  Bank of America Corp.
              09/06/00................................................           6.40%           $   197,681,056
   400,800  Citicorp
              07/14/00 - 08/08/00.....................................        6.59 - 6.64            398,931,450
   100,000  FleetBoston Financial Corp.
              07/27/00................................................           6.63                 99,523,333
   700,000  Morgan (J.P.) & Co. Inc.
              07/10/00 - 09/01/00.....................................        6.58 - 6.68            696,918,556
    20,000  SunTrust Banks, Inc.
              07/03/00................................................           7.05                 19,992,167
    60,000  Wachovia Corp.
              10/03/00................................................           6.29                 59,050,600
   420,000  Wells Fargo & Co.
              07/05/00 - 08/01/00.....................................        6.62 - 6.68            417,959,811
                                                                                                 ---------------
                                                                                                   1,890,056,973
                                                                                                 ---------------
            DIVERSIFIED FINANCIAL SERVICES (7.6%)
   350,000  Associates Corp. of North America 07/07/00 - 08/24/00.....        6.61 - 6.70            348,370,528
   200,000  Associates First Capital Corp. 07/12/00 - 07/26/00........        6.55 - 6.64            199,347,139
 1,057,450  General Electric Capital Corp. 07/11/00 - 12/28/00........        5.95 - 6.86          1,042,060,412
                                                                                                 ---------------
                                                                                                   1,589,778,079
                                                                                                 ---------------
            FINANCE - AUTOMOTIVE (7.7%)
 1,045,000  DaimlerChrysler North America Holding Corp.
              07/12/00 - 09/05/00.....................................        6.59 - 6.75          1,034,787,767
   526,550  Ford Motor Credit Co.
              07/12/00 - 08/21/00.....................................        6.57 - 6.62            524,371,472
    53,000  General Motors Acceptance Corp.
              07/12/00 - 07/14/00.....................................           6.58                 52,875,912
                                                                                                 ---------------
                                                                                                   1,612,035,151
                                                                                                 ---------------
            FINANCE - CONSUMER (5.7%)
   514,950  American Express Credit Corp.
              07/06/00 - 08/02/00.....................................        6.56 - 6.76            513,831,071
   630,000  New Center Asset Trust
              07/25/00 - 09/12/00.....................................        6.58 - 6.85            623,281,036
    63,900  Norwest Financial Inc.
              07/05/00................................................           6.55                 63,853,992
                                                                                                 ---------------
                                                                                                   1,200,966,099
                                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              25
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                              ANNUALIZED
PRINCIPAL                          DESCRIPTION                                   YIELD
AMOUNT IN                              AND                                    ON DATE OF
THOUSANDS                         MATURITY DATES                               PURCHASE               VALUE
----------------------------------------------------------------------------------------------------------------
            FINANCE - CORPORATE (3.3%)
$  200,000  CIT Group Inc.
              07/11/00 - 09/19/00.....................................       6.57 - 6.70%        $   198,942,444
   490,000  Ciesco, L.P.
              07/12/00 - 09/13/00.....................................        6.59 - 6.72            486,272,450
                                                                                                 ---------------
                                                                                                     685,214,894
                                                                                                 ---------------
            INTERNATIONAL BANKS (26.5%)
   599,800  Barclays U.S. Funding Corp. 07/05/00 - 07/13/00...........        6.57 - 6.80            599,039,898
   200,000  Canadian Imperial Holdings Inc.
              09/14/00................................................           6.71                197,250,000
   600,000  Commerzbank U.S. Finance Inc. 08/23/00 - 08/25/00.........        6.74 - 6.75            593,993,222
   600,000  Cregem North America Inc. 08/28/00 - 09/19/00.............        6.71 - 6.74            592,855,125
   823,150  Deutsche Bank Financial Inc. 07/06/00 - 09/13/00..........        6.58 - 6.76            817,573,807
   320,000  Dresdner U.S. Finance Inc. 07/07/00 - 09/12/00............        6.56 - 6.70            318,359,336
   500,000  National Australia Funding (DE) Inc.
              08/04/00 - 10/04/00.....................................        6.46 - 6.63            493,257,222
   750,000  Societe Generale N.A. Inc. 08/03/00 - 09/21/00............        6.63 - 6.76            741,933,806
   350,000  Toronto-Dominion Holdings (USA) Inc.
              07/24/00................................................           6.64                348,530,875
   873,250  UBS Finance (Delaware) LLC 07/05/00 - 03/16/01............        6.20 - 7.07            853,518,904
                                                                                                 ---------------
                                                                                                   5,556,312,195
                                                                                                 ---------------
            INVESTMENT BANKERS/BROKERS/SERVICES (2.9%)
   621,725  Goldman Sachs Group Inc. 07/03/00 - 08/18/00..............        6.61 - 6.65            619,316,003
                                                                                                 ---------------
            MAJOR U.S. TELECOMMUNICATIONS (2.5%)
   535,000  AT&T Corp.
              09/18/00 - 10/11/00.....................................        6.72 - 6.78            525,666,053
                                                                                                 ---------------
            PHARMACEUTICAL (2.9%)
   600,000  Merck & Co., Inc.
              07/14/00................................................           6.67                598,559,167
                                                                                                 ---------------

            TOTAL COMMERCIAL PAPER
            (COST $14,277,904,614).............................................................   14,277,904,614
                                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

26
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                              ANNUALIZED
PRINCIPAL                          DESCRIPTION                                   YIELD
AMOUNT IN                              AND                                    ON DATE OF
THOUSANDS                         MATURITY DATES                               PURCHASE               VALUE
----------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY OBLIGATIONS (19.2%)
$  235,000  Federal Farm Credit Banks 10/24/00 - 01/02/01.............       5.94 - 6.26%        $   229,495,090
 1,003,300  Federal Home Loan Banks 11/24/00 - 05/10/01...............        5.93 - 7.07            967,929,837
 1,445,100  Federal Home Loan Mortgage Corp. 08/17/00 - 03/01/01......        5.97 - 6.45          1,405,081,093
 1,418,550  Federal National Mortgage Assoc. 09/20/00 - 02/02/01......        5.81 - 6.84          1,382,530,159
    50,000  U.S. Treasury Bill
              12/07/00................................................           5.92                 48,763,885
                                                                                                 ---------------

            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (COST $4,033,800,064)..............................................................    4,033,800,064
                                                                                                 ---------------

            CERTIFICATES OF DEPOSIT (9.3%)
   450,000  Citibank, N.A.
              08/10/00 - 09/27/00.....................................        6.51 - 6.56            450,000,000
   800,000  First Union National Bank 07/28/00 - 09/29/00.............        6.62 - 6.70            800,000,000
   700,000  SunTrust Bank, Atlanta 07/25/00 - 10/13/00................        6.25 - 6.75            700,000,000
                                                                                                 ---------------

            TOTAL CERTIFICATES OF DEPOSIT
            (COST $1,950,000,000)..............................................................    1,950,000,000
                                                                                                 ---------------

            SHORT-TERM BANK NOTE (3.4%)
   700,000  Bank of America, N.A.
              07/07/00 - 07/21/00
              (COST $700,000,000).....................................        6.25 - 6.60            700,000,000
                                                                                                 ---------------

TOTAL INVESTMENTS
(COST $20,961,704,678) (a) ............................................................  100.0%   20,961,704,678

OTHER ASSETS IN EXCESS OF LIABILITIES..................................................    0.0        10,443,566
                                                                                         ------  ---------------

NET ASSETS.............................................................................  100.0%  $20,972,148,244
                                                                                         ------  ---------------
                                                                                         ------  ---------------

---------------------

(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              27
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (cost $20,961,704,678)...................................................................  $20,961,704,678
Cash.......................................................................................           21,783
Interest receivable........................................................................       18,540,653
Prepaid expenses and other assets..........................................................           83,765
                                                                                             ---------------

     TOTAL ASSETS..........................................................................   20,980,350,879
                                                                                             ---------------

LIABILITIES:
Payable for:
    Investment management fee..............................................................        4,600,298
    Plan of distribution fee...............................................................        1,736,800
    Shares of beneficial interest repurchased..............................................          149,165
Accrued expenses and other payables........................................................        1,716,372
                                                                                             ---------------

     TOTAL LIABILITIES.....................................................................        8,202,635
                                                                                             ---------------

     NET ASSETS............................................................................  $20,972,148,244
                                                                                             ===============

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $20,972,143,300
Accumulated undistributed net investment income............................................            3,980
Undistributed net realized gain............................................................              964
                                                                                             ---------------

     NET ASSETS............................................................................  $20,972,148,244
                                                                                             ===============

NET ASSET VALUE PER SHARE,
  20,972,143,300 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)..........................................            $1.00
                                                                                             ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

28
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME.............................................................................  $1,117,033,652
                                                                                              --------------

EXPENSES
Investment management fee...................................................................      51,232,674
Plan of distribution fee....................................................................      18,747,728
Transfer agent fees and expenses............................................................       6,933,610
Registration fees...........................................................................       1,999,773
Custodian fees..............................................................................         763,726
Shareholder reports and notices.............................................................         420,644
Professional fees...........................................................................          74,009
Trustees' fees and expenses.................................................................          17,934
Other.......................................................................................         114,559
                                                                                              --------------

     TOTAL EXPENSES.........................................................................      80,304,657
                                                                                              --------------

     NET INVESTMENT INCOME..................................................................   1,036,728,995

     NET REALIZED GAIN......................................................................           1,305
                                                                                              --------------

NET INCREASE................................................................................  $1,036,730,300
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              29
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR     FOR THE YEAR
                                                                                 ENDED            ENDED
                                                                             JUNE 30, 2000    JUNE 30, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.....................................................  $ 1,036,728,995  $   694,899,969
Net realized gain.........................................................            1,305          118,973
                                                                            ---------------  ---------------

     NET INCREASE.........................................................    1,036,730,300      695,018,942
                                                                            ---------------  ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................   (1,036,739,747)    (694,893,595)
Net realized gain.........................................................             (341)        (118,973)
                                                                            ---------------  ---------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS....................................   (1,036,740,088)    (695,012,568)
                                                                            ---------------  ---------------
Net increase from transactions in shares of beneficial interest...........    4,982,775,399    4,067,695,663
                                                                            ---------------  ---------------

     NET INCREASE.........................................................    4,982,765,611    4,067,702,037

NET ASSETS:
Beginning of period.......................................................   15,989,382,633   11,921,680,596
                                                                            ---------------  ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $3,980 AND $14,732,
    RESPECTIVELY).........................................................  $20,972,148,244  $15,989,382,633
                                                                            ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

30
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not

                                                                              31
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of the daily net assets exceeding $17.5 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended June 30, 2000, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2000 aggregated $93,531,915,642 and $89,560,410,717, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $95,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,973. At June 30, 2000, the Fund had an accrued pension liability of $51,839 which is included in accrued expenses in the Statement of Assets and Liabilities.

32
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR        FOR THE YEAR
                                                                        ENDED               ENDED
                                                                    JUNE 30, 2000       JUNE 30, 1999
                                                                   ----------------    ----------------
Shares sold......................................................   85,552,651,140      56,769,537,371
Shares issued in reinvestment of dividends and distributions.....    1,034,424,652         693,725,182
                                                                   ---------------     ---------------
                                                                    86,587,075,792      57,463,262,553
Shares repurchased...............................................  (81,604,300,393)    (53,395,566,890)
                                                                   ---------------     ---------------
Net increase in shares outstanding...............................    4,982,775,399       4,067,695,663
                                                                   ===============     ===============

                                                                              33
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF ACTIVE ASSETS MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the years in the four-year period ended June 30, 1999 were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)
       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2000, 5.15% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
34
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Active Assets Money Trust

In our opinion, the statement of changes in net assets and the financial highlights of Active Assets Money Trust (the "Fund") (not presented separately herein) presents fairly, in all material respects, the changes in its net assets for the year ended June 30, 1999 and the financial highlights for each of the four years in the period ended June 30, 1999, in conformity with generally accepted accounting principles. This financial statement and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to June 30, 1999.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
August 5, 1999

ACTIVE ASSETS MONEY TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the year ended June 30, 2000.

36
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in this Prospectus. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.


 YEAR ENDED JUNE 30,                              2000           1999           1998           1997           1996
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.031          0.027          0.031          0.030          0.031
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.031)        (0.027)        (0.031)        (0.030)        (0.031)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       3.15%          2.73%          3.11%          3.05%          3.12%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.50%          0.52%          0.54%          0.55%          0.55%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              3.11%          2.68%          3.05%          2.98%          3.08%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions           $2,660         $2,290         $1,869         $1,634         $1,542
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              37
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

PRINCIPAL
AMOUNT IN                                                                  COUPON    DEMAND
THOUSANDS                                                                   RATE+    DATE*        VALUE
------------------------------------------------------------------------------------------------------------
             SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (66.0%)
             ALABAMA
 $10,200     Birmingham Special Care Facilities Financing Authority, Eye
               Foundation Hospital Ser 1998-A............................   4.70 %  07/10/00  $   10,200,000
  50,000     Birmingham Medical Clinic Board, University of Alabama
               Health Services Foundation Ser 1991.......................   4.70    07/10/00      50,000,000
  23,700     University of Alabama, Birmingham Hospital Ser 1997B........   4.70    07/10/00      23,700,000
             ARIZONA
  12,200     Arizona Educational Loan Marketing Corporation, 1991 Ser A
               (AMT).....................................................   4.80    07/10/00      12,200,000
  10,500     Maricopa County, Arizona Public Service Co Palo Verde 1994
               Ser C.....................................................   4.50    07/03/00      10,500,000
   4,000     Pinal County Industrial Development Authority, Magma Copper
               Co Ser 1984A..............................................   4.60    07/03/00       4,000,000
             ARKANSAS
  20,000     Crossett, Georgia Pacific Corp Ser 1984**...................   4.60    07/10/00      20,000,000
             CALIFORNIA
   7,000     Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)..........   4.45    07/10/00       7,000,000
             California Health Facilities Financing Authority,
  13,550       Adventist Health System West 1998 Ser A & B (MBIA)........   4.00    07/03/00      13,550,000
   6,000     Scripps Memorial Hospital Ser 1991 B (MBIA).................   4.65    07/10/00       6,000,000
   2,500     St Joseph Health System Ser 1985A...........................   4.15    07/03/00       2,500,000
   8,500     California Pollution Control Financing Authority, Pacific
               Gas & Electric Co 1996 Ser F & 1997 Ser A.................   4.00    07/03/00       8,500,000
   3,000     California Statewide Communities Development Authority,
               Sutter Health Ser 1995 COPs (AMBAC).......................   4.15    07/03/00       3,000,000
   6,100     Irvine, Assessment District No 87-8 Improvement Bond Act
               1915......................................................   4.15    07/03/00       6,100,000
  15,000     Los Angeles Department of Water & Power, Electric Plant
               Second Issue of 2000 Ser E................................   4.25    07/10/00      15,000,000
   4,300     MSR Public Power Agency, San Juan Sub Lien Ser 1997 D
               (MBIA)....................................................   4.25    07/10/00       4,300,000
   8,000     Newport Beach, Hoag Memorial Hospital Presbyterian
               Ser 1992..................................................   4.25    07/03/00       8,000,000
   4,100     Western Riverside County Regional Wastewater Authority,
               Ser 1996..................................................   4.15    07/03/00       4,100,000
             COLORADO
  15,000     Colorado Student Obligation Bond Authority, Ser 1989A
               (AMT).....................................................   4.85    07/10/00      15,000,000
             CONNECTICUT
  22,190     Connecticut, Second Lien Special Tax Transportation
               Ser 1.....................................................   4.75    07/10/00      22,190,000
  27,500     Connecticut Health & Educational Facilities Authority, Yale
               University Ser T-2........................................   4.35    07/10/00      27,500,000
  25,500     Connecticut Special Assessment, Unemployment Compensation
               1993 Ser C (FGIC).........................................   3.38    07/01/00      25,500,000
             DELAWARE
             Delaware Economic Development Authority,
  18,400       Ciba Specialty Chemicals Corp 1998 Ser A (AMT)............   4.55    07/03/00      18,400,000
  14,800     Star Enterprise Ser 1997A (AMT).............................   4.95    07/10/00      14,800,000
  10,000     Star Enterprise Ser 1997C (AMT).............................   4.81    07/10/00      10,000,000
             DISTRICT OF COLUMBIA
  10,000     District of Columbia, George Washington University,
               Ser 1999 C (MBIA).........................................   4.80    07/10/00      10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

38
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                  COUPON   DEMAND
THOUSANDS                                                                  RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------
             FLORIDA
 $45,000     Dade County, Water & Sewer Ser 1994 (FGIC)..................   4.70 %  07/10/00  $   45,000,000
  22,650     Dade County Industrial Development Authority, Dolphins
               Stadium Ser 1985 B & C....................................   4.95    07/10/00      22,650,000
   4,700     Jacksonville Electric Authority, Electric System Ser C......   4.55    07/03/00       4,700,000
  25,000     Jacksonville Health Facilities Authority, Charity Obligated
               Group Ser 1997 C (MBIA)...................................   4.75    07/10/00      25,000,000
  20,000     Pasco County School Board, Ser 1996 COPs (AMBAC)............   4.75    07/10/00      20,000,000
             Putnam County Development Authority, Seminole Electric Co-op
             Inc
  24,000       Ser 1984 D (NRU-CFC Gtd)..................................   4.35    12/15/00      24,000,000
  13,265       Ser 1984 H-3 (NRU-CFC Gtd)................................   4.05    09/15/00      13,265,000
  19,400     Volusia County Health Facilities Authority, Pooled Ser 1985
               (FGIC)**..................................................   4.85    07/10/00      19,400,000
             GEORGIA
  21,000     Albany-Dougherty County Hospital Authority, Phoebe-Putney
               Memorial Hospital Ser 1991 (AMBAC)**......................   4.80    07/10/00      21,000,000
   7,000     Clayton County, Delta Airlines Project Ser 2000 A...........   4.70    07/10/00       7,000,000
  13,900     Clayton County Hospital Authority, Southern Regional Medical
               Center Ser 1998B**........................................   4.80    07/10/00      13,900,000
             IDAHO
   8,755     Idaho Health Facilities Authority, St Luke's Regional
               Medical Center Ser 1995...................................   4.60    07/03/00       8,755,000
             ILLINOIS
  15,000     Chicago, Tender Notes Ser 2000 A............................   3.90    12/07/00      15,000,000
  33,000     Illinois Development Finance Authority, Palos Community
               Hospital Ser 1994.........................................   4.80    07/10/00      33,000,000
             Illinois Health Facilities Authority,
   6,200     Northwestern Memorial Hospital Ser 1995.....................   4.60    07/03/00       6,200,000
   4,550     Resurrection Health Care System Ser 1999A (FSA).............   4.65    07/03/00       4,550,000
             INDIANA
   8,500     Indiana Development Finance Authority, Southern Indiana
               Gas & Electric Co 1998 Ser A..............................   4.30    03/01/01       8,500,000
  21,200     Indiana Hospital Equipment Financing Authority, Ser 1985 A
               (MBIA)....................................................   4.85    07/10/00      21,200,000
  22,300     Indianapolis, Res Recov Ogden Martin Systems Inc Ser 1987
               (AMT).....................................................   4.55    07/03/00      22,300,000
   8,400     Petersburg, Indianapolis Power & Light Co Ser 1995B
               (AMBAC)...................................................   4.80    07/10/00       8,400,000
             KENTUCKY
   7,000     Jamestown, Union Underwear Co 1983 Ser A....................   4.95    07/10/00       7,000,000
  13,000     Louisville & Jefferson County Regional Airport Authority,
               United Parcel Service Worldwide Forwarding Inc 1999 Ser C
               (AMT).....................................................   4.55    07/03/00      13,000,000
             LOUISIANA
  14,500     New Orleans Aviation Board, Ser 1993 B (MBIA)...............   4.80    07/10/00      14,500,000
             MARYLAND
             Maryland Health & Higher Educational Facilities Authority,
   6,900       Johns Hopkins Hospital Ser A..............................   4.90    07/10/00       6,900,000
   9,720     North Arundel Hospital Ser 1997A............................   4.80    07/10/00       9,720,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              39
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                  COUPON   DEMAND
THOUSANDS                                                                  RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------
 $15,860     Washington Suburban Sanitary District, 1998 Ser BANs........   4.75 %  07/10/00  $   15,860,000
             MASSACHUSETTS
  34,000     Massachusetts, Refg 1998 Ser A..............................   4.50    07/10/00      34,000,000
             Massachusetts Health & Educational Facilities Authority,
   9,900       Amherst College Ser F.....................................   4.70    07/10/00       9,900,000
  13,000     Capital Asset Ser D (MBIA)..................................   4.45    07/03/00      13,000,000
  41,690     Harvard University Ser 1985 I...............................   4.50    07/10/00      41,690,000
  16,205     Williams College Ser E......................................   4.55    07/10/00      16,205,000
  26,000     Massachusetts Water Resources Authority, Multi-Modal Sub
               1999 Ser B................................................   4.40    07/10/00      26,000,000
             MICHIGAN
             Delta County Economic Development Corporation, Mead-Escanaba
             Paper Co
   6,900       Ser 1985 C................................................   4.45    07/03/00       6,900,000
   5,000       Ser 1985 E................................................   4.50    07/03/00       5,000,000
   3,500     Michigan Strategic Fund, Detroit Edison Co Ser 1995 CC......   4.60    07/03/00       3,500,000
             MINNESOTA
   1,700     Beltrami County, Environmental Northwood Panelboard Co
               Ser 1991..................................................   4.45    07/03/00       1,700,000
  30,985     Minneapolis, Convention Center Ser 1999.....................   4.60    07/10/00      30,985,000
   4,900     Minneapolis & St Paul Housing & Redevelopment Authority,
               Children's Health Care Ser 1995B (FSA)....................   4.65    07/03/00       4,900,000
  20,000     University of Minnesota Regents, Ser 1999A..................   4.80    07/10/00      20,000,000
             MISSOURI
   4,000     Columbia, Water & Electric Ser B............................   4.75    07/10/00       4,000,000
  22,200     Missouri Health & Educational Facilities Authority,
               Washington University Ser 1996 C & 2000 B.................   4.50    07/03/00      22,200,000
             NEVADA
             Clark County,
  30,000       Airport Impr Refg 1993 Ser A (MBIA).......................   4.70    07/10/00      30,000,000
   9,000       Airport Sub Lien Ser 1999 B-1 (AMT).......................   4.80    07/10/00       9,000,000
             NEW HAMPSHIRE
  10,000     New Hampshire Higher Educational & Health Facilities
               Authority, St Paul's School Ser 1998......................   4.75    07/10/00      10,000,000
             NEW JERSEY
  32,500     New Jersey Educational Facilities Authority, College of New
               Jersey Ser 1999A (AMBAC)..................................   4.45    07/10/00      32,500,000
  22,800     New Jersey Turnpike Authority, Ser 1991 D (FGIC)............   4.20    07/10/00      22,800,000
             NEW MEXICO
  23,500     Albuquerque, Airport Sub Lien Ser 1995 (AMBAC)..............   4.70    07/10/00      23,500,000
             NEW YORK
   6,000     New York City, 1992 Ser D (FGIC)............................   4.65    07/10/00       6,000,000
   2,150     New York City Municipal Water Finance Authority, 1994 Ser C
               (FGIC)....................................................   4.45    07/03/00       2,150,000
  11,000     New York State Dormitory Authority, Cornell University
               Ser 1990B.................................................   4.45    07/03/00      11,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

40
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                  COUPON   DEMAND
THOUSANDS                                                                  RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------
             New York State Local Government Assistance Corporation,
 $14,800       Ser 1994B.................................................   4.35 %  07/10/00  $   14,800,000
   9,600       Ser 1995G.................................................   4.40    07/10/00       9,600,000
   4,100     Port Authority of New York & New Jersey, Ser 2..............   4.30    07/03/00       4,100,000
             NORTH CAROLINA
   9,705     Charlotte, Airport Refg Ser 1993A (MBIA)....................   4.70    07/10/00       9,705,000
  23,500     Charlotte-Mecklenberg Hospital Authority, Health Care System
               Ser C.....................................................   4.65    07/10/00      23,500,000
  14,800     Durham, Ser 1993A COPs......................................   4.85    07/10/00      14,800,000
             North Carolina Educational Facilities Finance Agency,
   7,000       The Bowman Gray School of Medicine Ser 1996...............   4.90    07/10/00       7,000,000
  23,200       Duke University Ser 1987A & 1991B.........................   4.75    07/10/00      23,200,000
             NORTH DAKOTA
  12,000     North Dakota Housing Finance Agency, Housing Finance Program
               2000 Ser B (AMT)..........................................   4.25    03/01/01      12,000,000
             OHIO
   9,800     Cleveland, Airport System Ser 1997 D (AMT)..................   4.80    07/10/00       9,800,000
  11,300     Columbus, Unlimited Tax Ser 1995-1..........................   4.60    07/10/00      11,300,000
   1,300     Ohio Air Quality Development Authority, Sohio Air-British
               Petroleum Co Ser 1995.....................................   4.50    07/03/00       1,300,000
             OKLAHOMA
             Oklahoma Water Resources Board,
  34,205       State Loan Program Ser 1994A & Ser 1995...................   4.05    09/01/00      34,205,000
  15,000       State Loan Program Ser 1999...............................   4.10    09/01/00      15,000,000
             OREGON
  20,000     Oregon, Veterans' Ser 73 E..................................   4.75    07/10/00      20,000,000
             PENNSYLVANIA
   3,100     Delaware County Industrial Development Authority, United
               Parcel Service of America Inc Ser 1985....................   4.45    07/03/00       3,100,000
   2,800     Lehigh County General Purpose Authority, Lehigh Valley
               Hospital Ser 1999 B (MBIA)................................   4.50    07/03/00       2,800,000
             Pennsylvania Higher Education Assistance Agency,
   8,000       1999 Ser A (AMBAC) (AMT)..................................   4.80    07/10/00       8,000,000
  16,500       Student Loan 1997 Ser A (AMT).............................   5.10    07/10/00      16,500,000
  20,000     Pennsylvania Turnpike Commission, Ser Q of 1998.............   4.50    07/03/00      20,000,000
   6,400     Philadelphia Industrial Development Authority, The Fox Chase
               Cancer Center Ser 1997....................................   4.50    07/03/00       6,400,000
  24,800     York General Authority, Harrisburg School District Subser
               1996B (AMBAC).............................................   4.75    07/10/00      24,800,000
             SOUTH CAROLINA
  14,385     York County, North Carolina Electric Membership Corporation,
               Ser 1984 N-5 (NRU-CFC Gtd)................................   4.05    09/15/00      14,385,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              41
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                  COUPON   DEMAND
THOUSANDS                                                                  RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------
             TENNESSEE
 $ 9,900     Chattanooga-Hamilton County Hospital Authority, Erlanger
               Medical Center Ser 1987...................................   4.55 %  07/03/00  $    9,900,000
  64,050     Montgomery County Public Building Authority, County Pool
               Ser 1997 & 1999...........................................   4.75    07/10/00      64,050,000
             TEXAS
  28,000     Dallas Area Rapid Transit, North Central Light Rail
               Ser 2000..................................................   4.75    07/10/00      28,000,000
   6,100     Harris County Health Facilities Development Corporation, St
               Luke's Episcopal Hospital Ser 1997 A......................   4.55    07/03/00       6,100,000
  24,400     Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994
               E.........................................................   4.70    07/10/00      24,400,000
  10,000     Texas Municipal Gas Corporation, Senior Lien Gas Reserve
               Ser 1998..................................................   4.70    07/10/00      10,000,000
             UTAH
  20,000     Intermountain Power Agency, 1985 Ser E (AMBAC)..............   4.075   09/15/00      20,000,000
  18,500     Salt Lake City, IHC Health Services Inc Ser 1990 B..........   4.75    07/10/00      18,500,000
  14,375     Utah County Environmental Improvement, USX Corp Ser 1995....   3.85    10/05/00      14,375,000
             VERMONT
  40,700     Vermont Educational & Health Buildings Financing Agency,
               Fletcher Allen Health Care Ser 2000B (AMBAC)..............   4.70    07/10/00      40,700,000
             WASHINGTON
  15,000     Port of Seattle, 1997 Ser A (AMT)...........................   4.95    07/10/00      15,000,000
  20,300     Washington, Ser 1996 A......................................   4.80    07/10/00      20,300,000
             WISCONSIN
   9,500     Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)................   5.10    07/10/00       9,500,000
             WYOMING
  14,000     Lincoln County, Exxon Corp Ser 1987 B (AMT).................   4.55    07/03/00      14,000,000
             PUERTO RICO
   4,000     Puerto Rico Government Development Bank, Refg Ser 1985
               (MBIA)....................................................   4.60    07/10/00       4,000,000
                                                                                              --------------

             TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (COST $1,754,890,000)..........................................................   1,754,890,000
                                                                                              --------------

                                                                                   YIELD TO
                                                                                   MATURITY
                                                               COUPON   MATURITY  ON DATE OF
                                                                RATE      DATE     PURCHASE
                                                               -------  --------  ----------
            TAX-EXEMPT COMMERCIAL PAPER (29.3%)
            ARIZONA
  7,750     Maricopa County Pollution Control Corporation,
              Southern California Edison Co 1985 Ser B.......   4.65 %  07/20/00      4.65%        7,750,000
            COLORADO
            Platte River Power Authority,
 10,000       Electric Sub Lien S-1..........................   4.65    07/19/00      4.65        10,000,000
 15,000       Electric Sub Lien S-1..........................   4.10    08/15/00      4.10        15,000,000
 10,000     University of Colorado Regents, Ser A............   4.25    09/28/00      4.25        10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

42
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   YIELD TO
PRINCIPAL                                                                          MATURITY
AMOUNT IN                                                       COUPON   MATURITY  ON DATE OF
THOUSANDS                                                        RATE     DATE     PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------
             DISTRICT OF COLUMBIA
 $10,000     District of Columbia, The American National Red
               Cross Issue Ser 2000...........................   4.20 %  09/11/00      4.20%   $   10,000,000
             FLORIDA
  12,770     Jacksonville Electric Authority, Ser C...........   4.05    08/09/00      4.05        12,770,000
   7,000     Orlando Utility Commission, Water & Electric
               Systems Ser 1999 A.............................   4.55    09/08/00      4.55         7,000,000
             St Lucie County,
   4,900       Florida Power & Light Co Ser 1992..............   4.65    09/11/00      4.65         4,900,000
   5,600       Florida Power & Light Co Ser 1992..............   4.70    09/11/00      4.70         5,600,000
             Sunshine State Governmental Financing Commission,
  10,000       Ser A..........................................   4.00    07/31/00      4.00        10,000,000
  18,000       Ser C (AMT)....................................   4.05    07/31/00      4.05        18,000,000
             HAWAII
  17,900     Honolulu City & County, Ser 1998 BANs............   3.90    07/12/00      3.90        17,900,000
             ILLINOIS
             Illinois Educational Facilities Authority,
   9,000       Pooled Financing Ser 1998......................   4.65    09/12/00      4.65         9,000,000
  15,000       The University of Chicago......................   3.95    07/27/00      3.95        15,000,000
  10,000     Illinois Health Facilities Authority, SSM Health
               Care Ser 1998 B (MBIA).........................   3.95    07/11/00      3.95        10,000,000
             INDIANA
  15,000     Indiana State Office Building Commission, Hoosier
               Notes Ser A....................................   4.25    10/23/00      4.25        15,000,000
             Petersburg,
  10,000       Indianapolis Power & Light Co Ser 1991.........   4.60    09/12/00      4.60        10,000,000
  20,000       Indianapolis Power & Light Co Ser 1991.........   4.50    10/11/00      4.50        20,000,000
             KENTUCKY
  15,000     Kentucky Asset/Liability Commission 1999 1st
               Ser............................................   4.40    07/12/00      4.40        15,000,000
             LOUISIANA
  10,000     Louisiana Public Facilities Authority, Christus
               Health Ser 1999 B (AMBAC)......................   4.70    07/26/00      4.70        10,000,000
  14,450     Plaquemines Port Harbor & Terminal District,
               Electric - Coal Transfer Co Ser 1985 B.........   4.35    08/24/00      4.35        14,450,000
             MARYLAND
  16,000     Baltimore County, Baltimore Gas & Electric Co
               Ser 1985.......................................   4.20    08/14/00      4.20        16,000,000
             MASSACHUSETTS
             Massachusetts Water Resources Authority,
  25,500       Ser 1995.......................................   4.00    07/27/00      4.00        25,500,000
  10,000       Ser 1999.......................................   4.35    08/14/00      4.35        10,000,000
             MINNESOTA
             Rochester,
  23,500       Mayo Foundation/Mayo Medical Center Ser 1988
               F..............................................   4.20    09/13/00      4.20        23,500,000
  15,550       Mayo Foundation/Mayo Medical Center Ser 1992
               C..............................................   4.40    09/06/00      4.40        15,550,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              43
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   YIELD TO
PRINCIPAL                                                                          MATURITY
AMOUNT IN                                                       COUPON   MATURITY  ON DATE OF
THOUSANDS                                                        RATE     DATE     PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------
             NEBRASKA
             Nebraska Public Power District,
 $10,000       Ser A Notes....................................   4.00 %  07/31/00      4.00%   $   10,000,000
  12,000       Ser A Notes....................................   4.20    09/13/00      4.20        12,000,000
             NEW HAMPSHIRE
             New Hampshire State Business Finance Authority,
  17,000       New England Power Co Ser 1993 A (AMT)..........   4.45    07/24/00      4.45        17,000,000
   6,500       New England Power Co Ser 1993 B................   4.65    07/20/00      4.65         6,500,000
  18,600       New England Power Co Ser 1993 B................   4.40    07/25/00      4.40        18,600,000
             NEW YORK
   6,500     Long Island Power Authority, Electric System
               Subser 3.......................................   4.00    08/10/00      4.00         6,500,000
   7,200     Metropolitan Transportation Authority, Transit
               Facilities
               Ser CP-1 Subser A BANs.........................   4.05    08/08/00      4.05         7,200,000
  25,000     New York City Municipal Water Finance Authority,
               Ser 3 Resolution...............................   3.95    07/13/00      3.95        25,000,000
   7,900     New York State Power Authority, Ser 4............   3.95    07/19/00      3.95         7,900,000
             OKLAHOMA
             Oklahoma City Industrial & Cultural Facilities
             Trust,
  10,000       SSM Healthcare Ser 1998 B (MBIA)...............   3.90    07/18/00      3.90        10,000,000
   8,000       SSM Healthcare Ser 1998 B (MBIA)...............   3.90    07/19/00      3.90         8,000,000
   8,895       SSM Healthcare Ser 1998 B (MBIA)...............   4.50    08/22/00      4.50         8,895,000
             PENNSYLVANIA
   9,100     Delaware County Industrial Development Authority,
               PECO Energy Co Ser 1988 C (FGIC)...............   4.05    08/10/00      4.05         9,100,000
  12,000     Montgomery County Industrial Development
               Authority, PECO Energy Co Ser 1994 A...........   4.50    09/06/00      4.50        12,000,000
             SOUTH CAROLINA
             South Carolina Public Service Authority,
  13,700       Santee Cooper Ser 1998.........................   4.20    08/17/00      4.20        13,700,000
  30,000       Santee Cooper Ser 1998.........................   4.65    09/07/00      4.65        30,000,000
  10,000       Santee Cooper Ser 1998.........................   4.35    09/20/00      4.35        10,000,000
   7,000       Santee Cooper Ser 1998.........................   4.45    10/11/00      4.45         7,000,000
             TEXAS
  15,000     Bexar Metropolitan Water District, Ser 1997......   4.50    08/17/00      4.50        15,000,000
   8,000     Dallas Area Rapid Transit, Sales Tax Ser A.......   3.95    07/26/00      3.95         8,000,000
  14,000     Houston, 1993 Ser A..............................   4.10    09/14/00      4.10        14,000,000
             Houston,
  13,000       Water & Sewer 1994 Ser A.......................   4.10    07/19/00      4.10        13,000,000
  13,500       Water & Sewer 1994 Ser A.......................   3.85    07/20/00      3.85        13,500,000
  10,000       Water & Sewer 1994 Ser A.......................   3.85    07/25/00      3.85        10,000,000
  10,000     Texas A&M University, Ser 1993 B.................   4.20    09/08/00      4.20        10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

44
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   YIELD TO
PRINCIPAL                                                                          MATURITY
AMOUNT IN                                                       COUPON   MATURITY  ON DATE OF
THOUSANDS                                                        RATE     DATE     PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------
             Texas Municipal Power Agency,
 $ 7,000       Ser 1991.......................................   4.05 %  07/17/00      4.05%   $    7,000,000
  15,000       Ser 1991.......................................   4.25    08/16/00      4.25        15,000,000
  20,000       Ser 1991.......................................   4.45    08/29/00      4.45        20,000,000
             Texas Public Finance Authority,
  10,000       Ser 1993 A.....................................   3.90    07/10/00      3.90        10,000,000
   8,100       Ser 1993 A.....................................   4.60    07/25/00      4.60         8,100,000
  10,000       Ser 1993 A.....................................   4.25    08/28/00      4.25        10,000,000
             UTAH
   7,300     Intermountain Power Agency, 1985 Ser F 2
               (AMBAC)........................................   4.30    09/08/00      4.30         7,300,000
             WASHINGTON
             King County,
  15,000       Sewer Ser A....................................   4.40    09/19/00      4.40        15,000,000
  10,000       Sewer Ser A....................................   4.50    10/12/00      4.50        10,000,000
             WISCONSIN
             Wisconsin Health & Educational Facilities
             Authority,
  11,440       SSM Health Care Ser 1998 B (MBIA)..............   3.85    07/25/00      3.85        11,440,000
  13,080       SSM Health Care Ser 1998 B (MBIA)..............   4.50    08/23/00      4.50        13,080,000
             WYOMING
  11,000     Sweetwater County, Pacificorp Ser 1988 A.........   4.00    07/19/00      4.00        11,000,000
                                                                                               --------------

             TOTAL TAX-EXEMPT COMMERCIAL PAPER
             (COST $778,735,000).............................................................     778,735,000
                                                                                               --------------

             SHORT-TERM MUNICIPAL NOTES & BONDS (6.6%)
             ARIZONA
  15,000     Arizona School District, Ser 1999A TANs COPs, dtd
               08/19/99.......................................   4.05    07/31/00      3.58        15,005,589
             IDAHO
  15,000     Idaho, Ser 2000 TANs, dtd 07/03/00 (WI)..........   5.375   06/29/01      4.37        15,142,800
             ILLINOIS
  12,000     Illinois, Illinois FIRST Ser of June 2000........   5.00    06/01/01      4.39        12,064,607
             IOWA
  20,000     Iowa School Corporations, Warrant Certificates
               2000-2001 Ser A (FSA), dtd 06/22/00............   5.50    06/22/01      4.49        20,188,367
             KENTUCKY
  30,000     Kentucky Assset/Liability Commission, 2000 Ser A
               TRANs, dtd 07/03/00 (WI).......................   5.25    06/27/01      4.54        30,200,400
             MASSACHUSETTS
  17,645     Massachusetts, 2000 Ser B, dtd 06/01/00..........   5.50    06/01/01      4.40        17,816,736
             NEW YORK
  12,000     New York State Local Government Assistance
               Corporation, Ser 1991C.........................   7.00    04/01/01++     4.20       12,534,897
             PENNSYLVANIA
  13,300     Temple University, University Funding
               Ser of 2000, dtd 05/11/00......................   5.00    05/10/01      4.25        13,381,886

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              45
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   YIELD TO
PRINCIPAL                                                                          MATURITY
AMOUNT IN                                                       COUPON   MATURITY  ON DATE OF
THOUSANDS                                                        RATE     DATE     PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------
             TEXAS
 $20,000     Texas, Ser 1999A TRANs, dtd 09/01/99.............   4.50 %  08/31/00      3.70%   $   20,025,771
             WYOMING
  20,000     Wyoming, Education Fund Ser 2000B TRANs, dtd
               07/05/00 (WI)..................................   5.25    06/27/01      4.33        20,172,600
                                                                                               --------------

             TOTAL SHORT-TERM MUNICIPAL NOTES & BONDS
             (COST $176,533,653).............................................................     176,533,653
                                                                                               --------------

             TOTAL INVESTMENTS
             (COST $2,710,158,653) (a)..........................................      101.9%    2,710,158,653

             LIABILITIES IN EXCESS OF OTHER ASSETS..............................       (1.9)      (49,814,849)
                                                                                  ---------   ---------------

             NET ASSETS.........................................................      100.0%  $ 2,660,343,804
                                                                                  ---------   ---------------
                                                                                  ---------   ---------------

---------------------

 AMT    Alternative Minimum Tax.
 BANs   Bond Anticipation Notes.
 COPs   Certificates of Participation.
NRU-CFC National Rural Utilities - Cooperative Finance Corporation.
 TANs   Tax Anticipation Notes.
TRANs   Tax and Revenue Anticipation Notes.
  WI    Security purchased on a "when-issued" basis.
  +     Rate shown is the rate in effect at June 30, 2000.
  ++    Prerefunded to call date shown.
  *     Date on which the principal amount can be recovered through demand.
  ** All or a portion of these securities have been segregated in connection with the purchase of "when-issued" securities.
 (a)    Cost is the same for federal income tax purposes.

BOND INSURANCE:
---------------
AMBAC   AMBAC Assurance Corporation.
 FGIC   Financial Guaranty Insurance Company.
 FSA    Financial Security Assurance Inc.
 MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

46
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (cost $2,710,158,653).....................................................................  $2,710,158,653
Cash........................................................................................         862,379
Interest receivable.........................................................................      16,034,327
Prepaid expenses and other assets...........................................................          59,777
                                                                                              --------------

     TOTAL ASSETS...........................................................................   2,727,115,136
                                                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................................................      65,515,800
    Investment management fee...............................................................         834,794
    Plan of distribution fee................................................................         229,046
Accrued expenses............................................................................         191,692
                                                                                              --------------

     TOTAL LIABILITIES......................................................................      66,771,332
                                                                                              --------------

     NET ASSETS.............................................................................  $2,660,343,804
                                                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,660,363,033
Accumulated undistributed net investment income.............................................          13,040
Accumulated net realized loss...............................................................         (32,269)
                                                                                              --------------

     NET ASSETS.............................................................................  $2,660,343,804
                                                                                              ==============

NET ASSET VALUE PER SHARE,
  2,660,376,730 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)...........................................           $1.00
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              47
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $92,746,848
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    9,548,312
Plan of distribution fee.......................................................................    2,533,648
Transfer agent fees and expenses...............................................................      342,054
Registration fees..............................................................................      212,633
Custodian fees.................................................................................      106,605
Shareholder reports and notices................................................................       82,862
Professional fees..............................................................................       74,040
Trustees' fees and expenses....................................................................       17,882
Other..........................................................................................       28,157
                                                                                                 -----------

     TOTAL EXPENSES............................................................................   12,946,193

Less: expense offset...........................................................................     (106,399)
                                                                                                 -----------

     NET EXPENSES..............................................................................   12,839,794
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   79,907,054

     NET REALIZED LOSS.........................................................................      (32,269)
                                                                                                 -----------

NET INCREASE...................................................................................  $79,874,785
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

48
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 2000   JUNE 30, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $   79,907,054  $   58,616,609
Net realized gain (loss)....................................................         (32,269)         23,373
                                                                              --------------  --------------

     NET INCREASE...........................................................      79,874,785      58,639,982
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................     (79,907,189)    (58,616,865)
Net realized gain...........................................................        --               (22,054)
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................     (79,907,189)    (58,638,919)
                                                                              --------------  --------------
Net increase from transactions in shares of beneficial interest.............     370,566,468     420,417,833
                                                                              --------------  --------------

     NET INCREASE...........................................................     370,534,064     420,418,896

NET ASSETS:
Beginning of period.........................................................   2,289,809,740   1,869,390,844
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $13,040 AND $9,578,
    RESPECTIVELY)...........................................................  $2,660,343,804  $2,289,809,740
                                                                              ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              49
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding
$500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not

50
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

exceeding $1 billion; 0.35% to the portion of daily net assets exceeding
$1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding
$3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2000, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2000 aggregated $5,356,487,672 and $5,069,860,950, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2000, included in Trustees' fees and expenses in the Statement of Operations amounted to $5,973. At June 30, 2000, the Fund had an accrued pension liability of $51,839 which is included in accrued expenses in the Statement of Assets and Liabilities.

                                                                              51
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR       FOR THE YEAR
                                                                       ENDED              ENDED
                                                                   JUNE 30, 2000      JUNE 30, 1999
                                                                   ---------------    ---------------
Shares sold......................................................   9,830,192,933      7,461,949,724
Shares issued in reinvestment of dividends and distributions.....      79,907,189         58,638,919
                                                                   --------------     --------------
                                                                    9,910,100,122      7,520,588,643
Shares repurchased...............................................  (9,539,533,654)    (7,100,170,810)
                                                                   --------------     --------------
Net increase in shares outstanding...............................     370,566,468        420,417,833
                                                                   ==============     ==============

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $32,000 during fiscal 2000.

As of June 30, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences attributable to nondeductible expense. To reflect reclassification arising from the permanent difference, paid-in-capital was charged and undistributed net investment income was credited $3,597.

52
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF ACTIVE ASSETS TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the years in the four-year period ended June 30, 1999 were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2000, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.
                                                                              53
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Active Assets Tax-Free Trust

In our opinion, the statement of changes in net assets and the financial highlights of Active Assets Tax-Free Trust (the "Fund") (not presented separately herein) presents fairly, in all material respects, the changes in its net assets for the year ended June 30, 1999 and the financial highlights for each of the four years in the period ended June 30, 1999, in conformity with generally accepted accounting principles. This financial statement and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to June 30, 1999.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
August 5, 1999

ACTIVE ASSETS TAX-FREE TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.


On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the year ended June 30, 2000.

                                                                              55
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



The information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in this Prospectus. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.


 YEAR ENDED JUNE 30,                              2000           1999           1998           1997           1996
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.026          0.023          0.028          0.028          0.028
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.026)        (0.023)        (0.028)        (0.028)        (0.028)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       2.60%          2.31%          2.84%          2.83%          2.82%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.61%          0.63%(1)       0.64%          0.66%(1)       0.67%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              2.55%          2.28%          2.79%          2.78%          2.79%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands        $697,703       $625,753       $549,779       $431,382       $384,218
---------------------------------------------------------------------------------------------------------------------

(1) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

 56
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

PRINCIPAL
AMOUNT IN                                                                COUPON        DEMAND
THOUSANDS                                                                RATE+          DATE*         VALUE
----------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (70.6%)
 $10,000      ABAG Finance Authority for Nonprofit Corporations,
                Episcopal Homes Foundation Ser 2000 COPs..............         4.40%   07/10/00  $    10,000,000
  10,850      Anaheim, 1993 COPs (AMBAC)..............................         4.30    07/10/00       10,850,000
  20,300      Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)......         4.45    07/10/00       20,300,000
  11,970      California Alternative Energy Source Financing
                Authority, General Electric Capital Corp-Arroyo Energy
                1993 Ser B (AMT)**....................................         4.30    07/10/00       11,970,000
              California Educational Facilities Authority,
  10,000        California Institute of Technology Ser 1994...........         4.30    07/10/00       10,000,000
  15,165        Stanford University Ser L-5...........................         4.30    07/10/00       15,165,000
              California Health Facilities Financing Authority,
  11,000        Adventist Health System/West 1998 Ser A (MBIA)........         4.00    07/03/00       11,000,000
  14,000        Memorial Health Services 1994 Ser.....................         4.40    07/10/00       14,000,000
   3,825        St Joseph Health System Ser 1985A.....................         4.15    07/03/00        3,825,000
              California Housing Finance Agency,
   6,600        Home Mortgage 2000 Ser G (AMT) (FSA)..................         4.35    07/10/00        6,600,000
   9,150        Single Family Mortgage 1999 Ser E (AMT)...............         3.40    08/01/00        9,150,000
              California Pollution Control Financing Authority,
   5,040        Chevron USA Inc Ser 1983..............................         3.80    11/15/00        5,042,196
   4,000        Chevron USA Inc Ser 1984..............................         4.15    05/15/01        4,000,000
  10,485        Chevron USA Inc Ser 1984B.............................         4.25    06/15/01       10,489,463
  24,500      California Public Capital Improvements Financing
                Authority, Pooled Ser 1988 C..........................         4.00    09/15/00       24,500,000
              California Statewide Communities Development Authority,
  15,500        John Muir/Mt Diablo Health System Ser 1997 COPs
                (AMBAC)...............................................         4.00    07/03/00       15,500,000
   6,100        St Joseph Health System COPs **.......................         4.35    07/10/00        6,100,000
   9,300      Contra Costa County, Multi-Family The Park Regency 1992
                Ser A (AMT)...........................................         4.40    07/10/00        9,300,000
  10,000      Eastern Municipal Water District, Water & Sewer
                Ser 1993B COPs (FGIC).................................         4.25    07/10/00       10,000,000
   4,200      Elsinore Valley Municipal Water District, Ser 2000 A
                COPs (FGIC)...........................................         4.25    07/10/00        4,200,000
  10,500      Fremont, Creekside Village Multi-Family Issue D of
                1985..................................................         4.35    07/10/00       10,500,000
              Irvine Assessment District,
   4,500        No 87-8 Improvement Bond Act 1915.....................         4.15    07/03/00        4,500,000
   3,555        No 94-13 Improvement Bond Act 1915....................         4.15    07/03/00        3,555,000
   9,562        No 97-17 Improvement Bond Act 1915....................         4.15    07/03/00        9,562,000
   3,400      Irvine Ranch Water District, 1986 Capital Improvement
                COPs..................................................         3.50    07/03/00        3,400,000
              Los Angeles, Multi-Family
   7,300        1985 Ser K............................................         4.40    07/10/00        7,300,000
   4,500        1994 Ser A (AMT)......................................         4.30    07/03/00        4,500,000
   7,755      Los Angeles County Metropolitan Transportation
                Authority, Prop C Sales Tax Refg Ser 1993-A (MBIA)....         4.25    07/10/00        7,755,000
   2,100      Los Angeles County Transportation Commission, Sales Tax
                Ser 1992-A (FGIC).....................................         4.30    07/10/00        2,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              57
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                COUPON        DEMAND
THOUSANDS                                                                RATE+          DATE*         VALUE
----------------------------------------------------------------------------------------------------------------
              Los Angeles Department of Water & Power, Electric Plant
 $28,000        Second Issue of 2000 Ser A & D........................         4.25%   07/10/00  $    28,000,000
   2,700      M-S-R Public Power Agency, San Juan Sub Lien Ser 1998F
                (MBIA)................................................         4.15    07/03/00        2,700,000
              Metropolitan Water District of Southern California,
   6,000        Water 1998 Ser C......................................         4.15    07/10/00        6,000,000
   5,600        Water 1999 Ser C......................................         4.15    07/03/00        5,600,000
   3,000      Monterey County Financing Authority, 1995 Ser A.........         4.30    07/10/00        3,000,000
  16,300      Monterey Peninsula Water Management District, Wastewater
                Ser 1992 COPs.........................................         4.45    07/10/00       16,300,000
  16,000      Newport Beach, Hoag Memorial Hospital Presbyterian
                Ser 1992 & 1996 Ser B.................................         4.25    07/03/00       16,000,000
  12,800      Oakland-Alameda County Coliseum Authority, Oakland
                Coliseum 2000 Refg Ser C-2............................         4.40    07/10/00       12,800,000
              Oakland Joint Powers Financing Authority,
  12,000        1998 Ser A-1 (FSA)**..................................         4.25    07/10/00       12,000,000
   7,100        1998 Ser A-2 (FSA)....................................         4.25    07/10/00        7,100,000
  22,100      Rancho California Water District Financing Authority,
                Ser of 1998A (FGIC)...................................         4.25    07/10/00       22,100,000
   3,800      Redlands, Orange Village Apts 1988 Ser A (AMT)..........         4.30    07/10/00        3,800,000
   7,345      Sacramento County, Administration Center & Courthouse
                1990 COPs.............................................         4.35    07/10/00        7,345,000
  20,000      San Bernardino County, Medical Center Financing
                Ser 1998 COPs (MBIA)..................................         4.70    07/10/00       20,000,000
   3,415      San Jacinto Unified School District, 1997 COPs (FSA)....         4.35    07/10/00        3,415,000
   7,200      San Jose Redevelopment Agency, Merged Area 1996
                Ser B.................................................         4.40    07/10/00        7,200,000
  10,000      Santa Clara County Financing Authority, Valley Medical
                Center 1994 Ser B.....................................         4.30    07/10/00       10,000,000
  10,000      Southern California Public Power Authority, Transmission
                1991 Sub
                Refg Ser (AMBAC)......................................         4.30    07/10/00       10,000,000
  10,000      Stanislaus Waste-to-Energy Financing Agency, Ogden
                Martin Systems Inc Ser 2000 (MBIA)....................         4.35    07/10/00       10,000,000
   6,200      Turlock Irrigation District, 1988 Ser A.................         4.25    07/10/00        6,200,000
  15,060      West Basin Municipal Water District, Ser 1997B COPs.....         4.25    07/10/00       15,060,000

              PUERTO RICO
   3,000      Puerto Rico Government Development Bank, Refg Ser 1985
                (MBIA)................................................         4.60    07/10/00        3,000,000
                                                                                                 ---------------

              TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
              (COST $492,783,659)..............................................................      492,783,659
                                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

58
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                    YIELD TO
 PRINCIPAL                                                                          MATURITY
AMOUNT IN                                                    COUPON     MATURITY   ON DATE OF
THOUSANDS                                                    RATE         DATE      PURCHASE          VALUE
----------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (22.4%)
              California Pollution Control Financing
              Authority,
 $ 9,000        Southern California Edison Co Ser 1985 A...      4.10%   07/19/00        4.10%   $     9,000,000
   7,500        Southern California Edison Co Ser 1985 A...      3.90    10/12/00        3.90          7,500,000
              East Bay Municipal Utility District,
   4,000        Water......................................      3.25    07/27/00        3.25          4,000,000
   5,000        Water Ser 1997.............................      2.90    07/11/00        2.90          5,000,000
              Los Angeles,
   8,000        Wastewater Ser 1997........................      3.30    08/08/00        3.30          8,000,000
  14,000        Wastewater Ser 1997........................      3.95    08/14/00        3.95         14,000,000
  10,000      Los Angeles County Metropolitan
                Transportation Authority, Sales Tax
                Ser A......................................      3.85    09/07/00        3.85         10,000,000
   5,000      Sacramento Municipal Utility District,
                Ser I......................................      3.30    09/21/00        3.30          5,000,000
              San Diego,
  11,500        San Diego Gas & Electric Co 1995 Ser B.....      3.85    08/22/00        3.85         11,500,000
   9,000        San Diego Gas & Electric Co 1995 Ser B.....      3.80    09/12/00        3.80          9,000,000
   8,000      San Diego County Water Authority, Ser #1.....      3.30    07/12/00        3.30          8,000,000
  14,000      San Francisco Bay Area Transit Financing
                Authority, Ser 1992 B......................      3.95    09/06/00        3.95         14,000,000
   3,325      San Francisco Airport Commission, San
                Francisco International Airport
                Ser 1997 A (AMT)...........................      3.40    08/15/00        3.40          3,325,000
              University of California Regents,
  14,000        Ser A......................................      3.00    08/10/00        3.00         14,000,000
   5,000        Ser A......................................      3.95    10/10/00        3.95          5,000,000
   5,000        Ser A......................................      3.90    10/11/00        3.90          5,000,000

              PUERTO RICO
              Puerto Rico Government Development Bank,
   6,000        Ser 1996...................................      3.35    08/17/00        3.35          6,000,000
   5,012        Ser 1996...................................      3.90    09/12/00        3.90          5,012,000
  12,832        Ser 1996...................................      4.25    11/08/00        4.25         12,832,000
                                                                                                 ---------------

              TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
              (COST $156,169,000).............................................................       156,169,000
                                                                                                 ---------------

              CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (9.9%)
   7,000      Alameda County, 1999-2000 TRANs, dtd
                07/08/99...................................      4.00    07/07/00        3.32          7,000,755
              California School Cash Reserve Program
              Authority,
  26,000        1999 Pool Ser A (AMBAC), dtd 07/02/99......      4.00    07/03/00        3.10         26,001,240
  28,000        2000 Pool Ser A (AMBAC), dtd 07/03/00
                (WI).......................................      5.25    07/03/01        4.27         28,262,920

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              59
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                    YIELD TO
 PRINCIPAL                                                                          MATURITY
AMOUNT IN                                                    COUPON     MATURITY   ON DATE OF
THOUSANDS                                                    RATE         DATE      PURCHASE          VALUE
----------------------------------------------------------------------------------------------------------------
 $ 8,000      Ventura County, Ser 1999 TRANs, dtd
                07/01/99...................................      4.00%   07/06/00        3.20%   $     8,000,846
                                                                                                 ---------------

              TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
              (COST $69,265,761)..............................................................        69,265,761
                                                                                                 ---------------

TOTAL INVESTMENTS
(COST $718,218,420) (a)...................................................................  102.9%   718,218,420

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (2.9)   (20,515,647)
                                                                                            ------  ------------

NET ASSETS................................................................................  100.0%  $697,702,773
                                                                                            ------  ------------
                                                                                            ------  ------------

---------------------

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
TRANs  Tax and Revenue Anticipation Notes.
 WI    Security purchased on a "when-issued" basis.
  +    Rate shown is the rate in effect at June 30, 2000.
  *    Date on which the principal amount can be recovered through demand.
 ** This security has been segregated in connection with the purchase of a "when-issued" security.
 (a)   Cost is the same for federal income tax purposes.

BOND INSURANCE:
---------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

60
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (cost $718,218,420).........................................................................  $718,218,420
Cash..........................................................................................     3,311,064
Interest receivable...........................................................................     4,852,560
Prepaid expenses..............................................................................        14,424
                                                                                                ------------

     TOTAL ASSETS.............................................................................   726,396,468
                                                                                                ------------

LIABILITIES:
Payable for:
    Investments purchased.....................................................................    28,262,920
    Investment management fee.................................................................       277,282
    Plan of distribution fee..................................................................        58,010
Accrued expenses and other payables...........................................................        95,483
                                                                                                ------------

     TOTAL LIABILITIES........................................................................    28,693,695
                                                                                                ------------

     NET ASSETS...............................................................................  $697,702,773
                                                                                                ============

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $697,723,419
Accumulated undistributed net investment income...............................................           492
Net realized loss.............................................................................       (21,138)
                                                                                                ------------

     NET ASSETS...............................................................................  $697,702,773
                                                                                                ============

NET ASSET VALUE PER SHARE,
  697,723,419 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............................................         $1.00
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              61
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $23,579,858
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    3,534,793
Plan of distribution fee.......................................................................      736,235
Transfer agent fees and expenses...............................................................       87,813
Professional fees..............................................................................       71,798
Shareholder reports and notices................................................................       46,626
Registration fees..............................................................................       33,901
Custodian fees.................................................................................       33,781
Trustees' fees and expenses....................................................................       17,029
Other..........................................................................................        8,300
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    4,570,276

Less: expense offset...........................................................................      (33,709)
                                                                                                 -----------

     NET EXPENSES..............................................................................    4,536,567
                                                                                                 -----------

     NET INVESTMENT INCOME:....................................................................   19,043,291

     NET REALIZED LOSS.........................................................................      (21,138)
                                                                                                 -----------

NET INCREASE...................................................................................  $19,022,153
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

62
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                                  FOR THE YEAR  FOR THE YEAR
                                                                                     ENDED         ENDED
                                                                                    JUNE 30,      JUNE 30,
                                                                                      2000          1999
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................  $ 19,043,291  $ 14,766,018
Net realized loss...............................................................       (21,138)      --
                                                                                  ------------  ------------

     NET INCREASE...............................................................    19,022,153    14,766,018

Dividends to shareholders from net investment income............................   (19,043,159)  (14,765,860)
Net increase from transactions in shares of beneficial interest.................    71,970,497    75,973,793
                                                                                  ------------  ------------

     NET INCREASE...............................................................    71,949,491    75,973,951

NET ASSETS:
Beginning of period.............................................................   625,753,282   549,779,331
                                                                                  ------------  ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $492 AND $360, RESPECTIVELY)................................................  $697,702,773  $625,753,282
                                                                                  ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              63
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not

64
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2000, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2000 aggregated $1,658,528,920 and $1,642,563,950, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,109. At June 30, 2000, the Fund had an accrued pension liability of $41,323 which is included in accrued expenses in the Statement of Assets and Liabilities.

                                                                              65
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2000   JUNE 30, 1999
                                          --------------  --------------
Shares sold.............................   2,921,570,057   2,258,604,717
Shares issued in reinvestment of
 dividends..............................      19,043,159      14,765,860
                                          --------------  --------------
                                           2,940,613,216   2,273,370,577
Shares repurchased......................  (2,868,642,719) (2,197,396,784)
                                          --------------  --------------
Net increase in shares outstanding......      71,970,497      75,973,793
                                          ==============  ==============

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $21,100 during fiscal 2000.

66
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the years in the four-year period ended June 30, 1999 were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2000, all of the Fund's dividends from net  investment income were  exempt interest dividends, excludable from gross income for Federal income tax purposes.
                                                                              67
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Active Assets California Tax-Free Trust

In our opinion, the statement of changes in net assets and the financial highlights of Active Assets California Tax-Free Trust (the "Fund") (not presented separately herein) presents fairly, in all material respects, the changes in its net assets for the year ended June 30, 1999 and the financial highlights for each of the four years in the period ended June 30, 1999, in conformity with generally accepted accounting principles. This financial statement and financial highlights (hereafter referred to as "financial statements") (are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to June 30, 1999.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
August 5, 1999

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the year ended June 30, 2000.

                                                                              69
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



The information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in this Prospectus. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.


 YEAR ENDED JUNE 30,                              2000           1999           1998           1997           1996
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.050          0.045          0.049          0.048          0.049
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.050)        (0.045)        (0.049)        (0.048)        (0.049)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       5.17%          4.64%          5.05%          4.92%          5.03%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.59%          0.61%          0.63%          0.64%          0.65%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              5.03%          4.50%          4.93%          4.78%          4.93%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands        $932,466       $995,448       $698,977       $620,449       $571,400
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

 70
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

                                                                               ANNUALIZED
PRINCIPAL                             DESCRIPTION                                YIELD
AMOUNT IN                                 AND                                  ON DATE OF
THOUSANDS                            MATURITY DATES                             PURCHASE        VALUE
---------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES (94.3%)
$ 34,000   Federal Farm Credit Banks
             08/24/00 - 09/12/00.............................................  6.09 - 6.30%  $ 33,662,577
 565,000   Federal Home Loan Banks
             07/03/00 - 04/12/01.............................................  6.07 - 7.11    557,717,617
 215,000   Federal Home Loan Mortgage Corp. 07/05/00 - 03/29/01..............  6.25 - 7.05    212,850,355
  76,175   Federal National Mortgage Assoc. 08/31/00 - 11/16/00..............  6.13 - 6.89     74,829,371
                                                                                             ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (COST $879,059,920)............................................................    879,059,920
                                                                                             ------------

           U.S. GOVERNMENT OBLIGATION (0.8%)
   7,000   U.S. Treasury Bill
             09/07/00
             (COST $6,923,047)...............................................     6.00          6,923,047
                                                                                             ------------

           REPURCHASE AGREEMENT (5.0%)
  47,000   Banc of America Securities LLC
             6.90% due 07/03/00 (dated 06/30/00;
             proceeds $47,027,025) (a)
             (COST $47,000,000)..............................................                  47,000,000
                                                                                             ------------

TOTAL INVESTMENTS
(COST $932,982,967) (b)............................................................  100.1%   932,982,967

LIABILITIES IN EXCESS OF OTHER ASSETS..............................................   (0.1)      (516,975)
                                                                                     ------  ------------

NET ASSETS.........................................................................  100.0%  $932,465,992
                                                                                     ------  ------------
                                                                                     ------  ------------

---------------------

(a) Collateralized by $7,309,269 Federal Home Loan Mortgage Corp. 7.50% due 05/01/30 valued at $7,239,087; and $44,322,830 Federal National Mortgage Assoc. 6.00% - 8.50% due 06/01/14 - 06/01/30 valued at $40,700,913.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              71
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (cost $932,982,967).........................................................................  $932,982,967
Cash..........................................................................................         4,386
Interest receivable...........................................................................         9,008
Prepaid expenses and other assets.............................................................        27,529
                                                                                                ------------

     TOTAL ASSETS.............................................................................   933,023,890
                                                                                                ------------

LIABILITIES:
Payable for:
    Investment management fee.................................................................       375,108
    Plan of distribution fee..................................................................        83,829
Accrued expenses and other payables...........................................................        98,961
                                                                                                ------------

     TOTAL LIABILITIES........................................................................       557,898
                                                                                                ------------

     NET ASSETS...............................................................................  $932,465,992
                                                                                                ============

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $932,465,487
Accumulated undistributed net investment income...............................................           505
                                                                                                ------------

     NET ASSETS...............................................................................  $932,465,992
                                                                                                ============

NET ASSET VALUE PER SHARE,
  932,465,487 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............................................         $1.00
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

72
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $56,610,477
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    4,515,824
Plan of distribution fee.......................................................................      996,734
Transfer agent fees and expenses...............................................................      112,689
Professional fees..............................................................................       69,794
Registration fees..............................................................................       63,731
Custodian fees.................................................................................       54,122
Shareholder reports and notices................................................................       47,428
Trustees' fees and expenses....................................................................       17,891
Other..........................................................................................        8,112
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    5,886,325
                                                                                                 -----------

     NET INVESTMENT INCOME:....................................................................   50,724,152

     NET REALIZED GAIN.........................................................................       10,475
                                                                                                 -----------

NET INCREASE...................................................................................  $50,734,627
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              73
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR   FOR THE YEAR
                                                                                      ENDED          ENDED
                                                                                  JUNE 30, 2000  JUNE 30, 1999
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................  $ 50,724,152   $ 40,897,926
Net realized gain...............................................................        10,475         36,800
                                                                                  ------------   ------------

     NET INCREASE...............................................................    50,734,627     40,934,726
                                                                                  ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................   (50,724,075)   (40,897,560)
Net realized gain...............................................................       (10,475)       (36,800)
                                                                                  ------------   ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..........................................   (50,734,550)   (40,934,360)
                                                                                  ------------   ------------
Net increase (decrease) from transactions in shares of beneficial interest......   (62,981,628)   296,470,113
                                                                                  ------------   ------------

     NET INCREASE (DECREASE)....................................................   (62,981,551)   296,470,479

NET ASSETS:
Beginning of period.............................................................   995,447,543    698,977,064
                                                                                  ------------   ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $505 AND $428, RESPECTIVELY)................................................  $932,465,992   $995,447,543
                                                                                  ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

74
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not

                                                                              75
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2000, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2000 aggregated $19,647,404,750 and $19,762,858,424, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,973. At June 30, 2000, the Fund had an accrued pension liability of $51,839 which is included in accrued expenses in the Statement of Assets and Liabilities.

76
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR       FOR THE YEAR
                                                                       ENDED              ENDED
                                                                   JUNE 30, 2000      JUNE 30, 1999
                                                                   ---------------    ---------------
Shares sold......................................................   3,996,050,976      3,141,395,012
Shares issued in reinvestment of dividends and distributions.....      50,670,672         40,910,486
                                                                   --------------     --------------
                                                                    4,046,721,648      3,182,305,498
Shares repurchased...............................................  (4,109,703,276)    (2,885,835,385)
                                                                   --------------     --------------
Net increase (decrease) in shares outstanding....................     (62,981,628)       296,470,113
                                                                   ==============     ==============

                                                                              77
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF ACTIVE ASSETS GOVERNMENT SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the years in the four-year period ended June 30, 1999 were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets Government Securities Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)
       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2000, 53.25% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
78
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Active Assets Government Securities Trust

In our opinion, the statement of changes in net assets and the financial highlights of Active Assets Government Securities Trust (the "Fund") (not presented separately herein) presents fairly, in all material respects, the changes in its net assets for the year ended June 30, 1999 and the financial highlights for each of the four years in the period ended June 30, 1999, in conformity with generally accepted accounting principles. This financial statement and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to June 30, 1999.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
August 5, 1999

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the year ended
June 30, 2000.

80
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

NOTES

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                                                                              81

                                                    PROSPECTUS - AUGUST 29, 2000



Additional information about each Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORT TO SHAREHOLDERS (the current annual report is included in this PROSPECTUS). The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call:


                                 (800) 869-NEWS

You also may obtain information about each Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                         www.msdw.com/individual/funds


Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.


 TICKER SYMBOLS:

ACTIVE ASSETS MONEY TRUST                                  AAMXX
----------------------------------------                  -------

ACTIVE ASSETS TAX-FREE TRUST                               AATXX
----------------------------------------                  -------

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST                    AACXX
----------------------------------------                  -------

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST                  AAGXX
----------------------------------------                  -------


(THE FUNDS' INVESTMENT COMPANY ACT FILE NOS. ARE 811-3159, 811-3162, 811-6530, 811-3165)
Active Assets

                                                                     MONEY TRUST
                                                                  TAX-FREE TRUST
                                                       CALIFORNIA TAX-FREE TRUST
                                                     GOVERNMENT SECURITIES TRUST


                                       FOUR DIFFERENT MONEY MARKET FUNDS OFFERED
                                       EXCLUSIVELY TO PARTICIPANTS IN THE ACTIVE
                                ASSETS-Registered Trademark- OR BUSINESSCAPE-SM-
                                               FINANCIAL SERVICE PROGRAMS AND TO
                                OTHER INVESTORS WHO HAVE BROKERAGE ACCOUNTS WITH
                                                            DEAN WITTER REYNOLDS

STATEMENT OF ADDITIONAL INFORMATION             ACTIVE ASSETS
AUGUST 29, 2000                                 MONEY TRUST
                                                ACTIVE ASSETS
                                                TAX-FREE TRUST
                                                ACTIVE ASSETS
                                                CALIFORNIA
                                                TAX-FREE TRUST
                                                ACTIVE ASSETS
                                                GOVERNMENT
                                                SECURITIES TRUST

--------------------------------------------------------------------------------



    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS dated August 29, 2000 for Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each a "Fund") may be obtained without charge from the Funds at their address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I. History of the Funds.....................................    4

II. Description of the Funds and Their Investments and
Risks.......................................................    4

  A. Classification.........................................    4

  B. Investment Strategies and Risks........................    4

  C. Investment Objective/Policies/Investment
   Restrictions.............................................   12

III. Management of the Funds................................   16

  A. Board of Trustees......................................   16

  B. Management Information.................................   17

  C. Compensation...........................................   22

IV. Control Persons and Principal Holders of Securities.....   26

V. Investment Management and Other Services.................   26

  A. Investment Manager.....................................   26

  B. Principal Underwriter..................................   26

  C. Services Provided by the Investment Manager............   27

  D. Rule 12b-1 Plan........................................   28

  E. Other Service Providers................................   30

  F. Codes of Ethics........................................   31

VI. Brokerage Allocation and Other Practices................   31

  A. Brokerage Transactions.................................   31

  B. Commissions............................................   31

  C. Brokerage Selection....................................   32

  D. Directed Brokerage.....................................   32

  E. Regular Broker-Dealers.................................   32

VII. Capital Stock and Other Securities.....................   33

VIII. Purchase, Redemption and Pricing of Shares............   33

  A. Purchase/Redemptions of Shares.........................   33

  B. Offering Price.........................................   34

IX. Taxation of the Funds and Their Shareholders............   36

X. Underwriters.............................................   38

XI. Calculation of Performance Data.........................   38

XII. Financial Statements...................................   39

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York is the Custodian of the Funds' assets.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Any of the Active Assets Money Trust, the Active Assets Tax-Free Trust, the Active Assets California Tax-Free Trust and the Active Assets Government Securities Trust, each a registered no-load open-end investment company.


"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.



"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Funds.

I. HISTORY OF THE FUNDS
--------------------------------------------------------------------------------

    Each Fund is organized as a Massachusetts business trust, under a separate Declaration of Trust. With the exception of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, each Fund was organized on March 30, 1981. ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST was organized on July 10, 1991.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    Each Fund is an open-end, diversified management investment company. Each Fund's investment objective(s) is as follows:

ACTIVE ASSETS MONEY TRUST--            high current income, preservation of capital
                                       and liquidity.

ACTIVE ASSETS TAX-FREE TRUST--         to provide as high a level of daily income
                                       exempt from federal personal income tax as is
                                       consistent with stability of principal and
                                       liquidity.

ACTIVE ASSETS CALIFORNIA TAX-FREE      to provide as high a level of daily income
TRUST--                                exempt from federal and California personal
                                       income tax as is consistent with stability of
                                       principal and liquidity.

ACTIVE ASSETS GOVERNMENT SECURITIES    high current income, preservation of capital
TRUST--                                and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

    REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Funds in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Funds. These agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by the Funds of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Funds will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Funds to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, or other securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Manager, liquidity or other considerations warrant.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each of the Funds may invest in variable rate and floating rate obligations. ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may only invest in variable rate and floating rate municipal obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the applicable Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time each of the Funds other than ACTIVE ASSETS MONEY TRUST may purchase eligible portfolio securities, on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time a Fund makes the commitment to purchase or sell securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of its net asset value. A Fund will also establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS--TAX-FREE TRUST AND CALIFORNIA TAX-FREE TRUST ONLY

    LEASE OBLIGATIONS. Included within the revenue bonds category in which ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    PUT OPTIONS. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which a Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit these Funds to be fully invested in securities, the interest on which is exempt from Federal income tax and, with respect to ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, California personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Funds' policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Funds, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Funds' portfolios.

    A Fund values securities which are subject to puts at its amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on a Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, a Fund enters into put transactions only with municipal securities dealers who are approved by the Trustees. Each dealer will be approved on its own merits and it is the Funds' general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

    INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Funds in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

    TAXABLE SECURITIES. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest up to 20% of its total assets in taxable money market instruments including, with respect to CALIFORNIA TAX-FREE TRUST, non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by CALIFORNIA TAX-FREE TRUST.

    The types of taxable money market instruments in which TAX-FREE TRUST and CALIFORNIA TAX-FREE TRUST may invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit and bankers' acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS--MONEY TRUST AND/OR GOVERNMENT SECURITIES TRUST ONLY

    LENDING PORTFOLIO SECURITIES. Each of ACTIVE ASSETS MONEY TRUST and ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Funds will pay reasonable finder's, administrative and custodial fees in connection with a loan of their securities.

    REVERSE REPURCHASE AGREEMENTS. ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase agreement is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund.


    THE STATE OF CALIFORNIA--SPECIAL INVESTMENT CONSIDERATIONS APPLICABLE TO ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST ONLY. The following describes certain risks with respect to municipal obligations of California issuers in which ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest. This summarized information is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California and other public documents available as of the date of this Statement of Additional Information. Although the Investment Manager has not independently verified such information, it has no reason to believe that such information is not correct in all material aspects.


    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.


    Certain debt obligations held by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may be impaired.


    In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the redistribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In NORDLINGER V. HAHN, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

    In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-1979 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. "Appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

    If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

    In June 1982, the voters of California passed two initiative measures to repeal the California gift and inheritance tax laws and to enact, in lieu thereof, California death taxes. California voters also passed an initiative measure to increase, for taxable years commencing on or after January 1, 1982, the amount to account for the effects of inflation. Decreases in State and local revenues in future fiscal years as a consequence of these initiatives may result in reductions in allocations of state revenues to California issuers or in the ability of California issuers to pay their obligations.

    In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity,
(ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and
(viii) permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by non-charter cities in California without voter approval. It is not possible to predict the impact of the decision.

    In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

    In 1988, State voters approved Proposition 87, which amended Article XVI of the State Constitution to authorize the State Legislature to prohibit redevelopment agencies from receiving any property tax revenues raised by increased property taxes to repay bonded indebtedness of local government which is not approved by voters on or before January 1, 1989. It is not possible to predict whether the State Legislature will enact such a prohibition, nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.

    In November 1988, California voters approved Proposition 98. This initiative requires that (i) revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

    Certain tax-exempt securities in which the Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law which could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.


    California is the most populous state in the nation with a total population currently estimated at 33.4 million. The State now comprises 12.4% of the nation's population and 12.7% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been performing strongly since 1994, to the point where the State's economic growth is outpacing the rest of the nation. The unemployment rate, while still higher than the national average, fell to an average of 5.9% in 1998 and to 4.8% in November 1999, compared to over 10% at the worst of the recession. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.



    The recession severely affected state revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached
$2.8 billion at its peak at June 30, 1993. The large budget deficits depleted the State's available cash resources and it had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition improved in the 1995-96 through 1998-99 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the recession years was eliminated. No deficit borrowing has occurred at the end of the last four fiscal years and the State's cash flow borrowing was limited to $1.7 billion in 1998-99. The State issued $1.0 billion of revenue anticipation notes for the 1999-2000 fiscal year.



    On June 29, 1999, the Governor of California signed the 1999-2000 Budget Act. The Budget Act estimated General Fund revenues and transfers of
$63.0 billion, and contained expenditures totaling $63.7 billion. The Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated a budget reserve balance at June 30, 2000, of approximately $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The Budget Act anticipates normal cash flow borrowing during the fiscal year. Continued State economic expansion and large revenue increases enabled the Governor and State legislature to provide increases in spending programs in the 1999-2000 budget. These included large increases in education and health and human services funding.

    The Governor's 2000-2001 proposed budget provides for total State spending of $85.1 billion (excluding expenditures of federal funds and selected bond funds), an increase of 3.7% from the current year. Approximately 80% of this total is from the General Fund and 20% from special funds. The proposed budget assumes that General Fund revenues will total $68.2 billion in 2000-01, a 4.7% increase from the current year. General Fund expenditures are proposed to be $68.8 billion, an increase of 4.5%. After accounting for various set-asides, the year-end reserve is estimated to be $1.2 billion, or about 1.8% of total 2000-01 General Fund revenues.



    As of January 1, 2000, the State had over $17.5 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $10.6 billion remained unissued as of that date. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of January 1, 2000, the State had approximately $6.7 billion of outstanding Lease-Purchase Debt.



    In addition to the general obligation bonds, State agencies and authorities had approximately $26 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1999. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.



    Because of the State of California's budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by S&P, and to A from AA by Fitch. Moody's, Fitch and S&P expressed uncertainty in the State's ability to balance its budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and S&P raised their ratings from A to A+. In October, 1997, Fitch raised its rating from A+ to AA- referring to the State's fundamental strengths, the extent of its economic recovery and the return of financial stability. In October 1998, Moody's raised its rating from A1 to Aa3 citing the State's continuing economic recovery and a number of actions taken to improve the State's credit condition, including the rebuilding of cash and budget reserves. In August 1999, S&P raised its rating from A+ to AA- citing the State's strong economic performance and its return to structural fiscal balance.


    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.


    Some local governments in California have experienced notable financial difficulties on December 6, 1994, Orange County, California, became the largest municipality in the United States to file for protection under the Federal bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the County's investment pool due to investments in high risk "derivative" securities. On June 12, 1996, it emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23%. In December, 1997, Moody's raised its ratings on $325 million of Orange County pension obligation bonds to Baa3 from Ba. In February 1998, Fitch assigned outstanding Orange County pension obligation bonds a BBB rating. In September 1999, Moody's assigned the County an issuer (implied general obligation) rating of Aa3 and, among other things, upgraded the ratings on the County's pension obligation bonds to A1. In January 2000, S&P upgraded its rating on the County's pension obligation bonds from BB to A-.



    Los Angeles County, the nation's largest county, has also experienced financial difficulty. Between 1992 and 1995, the County's long term bonds were downgraded three times. This occured as a result of, and among other things, severe operating deficits for the county's health care system. In addition, the county was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. The County's improving financial condition has been reflected in improved general obligation bond ratings. In June 1999, the Los Angeles County Board of Supervisors approved a budget of approximately $15 billion for 1999-2000, up from the $13.6 billion approved for the previous fiscal year. The County's financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department.


    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

C. INVESTMENT OBJECTIVE/POLICIES/INVESTMENT RESTRICTIONS

    Each Fund's investment objective/policies/restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and
(ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

ACTIVE ASSETS MONEY TRUST

    ACTIVE ASSETS MONEY TRUST will:

    1. Seek high current income, preservation of capital and liquidity.

    ACTIVE ASSETS MONEY TRUST will not:

    1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

    2. Purchase securities of any issuer, except for securities issued by the U.S. Government or its agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such securities;

    3. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security);

    4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities;

    5. Purchase any common stocks or other equity securities;

    6. Make loans to others, except through permitted purchases of debt obligations and repurchase agreements and loans of portfolio securities, not in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines of the Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;

    7. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

    8. Purchase securities on margin or sell short;

    9. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

    10. Purchase securities for which there are legal or contractual restrictions on resale (I.E. restricted securities), except for repurchase agreements;

    11. Underwrite securities of other issuers;

    12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

    13. Participate on a joint or joint and several basis in any securities trading account;

    14. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    15. Purchase securities of any issuer for the purpose of exercising control or management; and

    16. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee or director of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

ACTIVE ASSETS TAX-FREE TRUST

    ACTIVE ASSETS TAX-FREE TRUST will:

     1. Seek to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

    ACTIVE ASSETS TAX-FREE TRUST will not:

     1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities);

     2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer;

     3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to investments in bank obligations;

     4. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities;

     5. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     6.  Invest in common stock;

     7. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

     8. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein;

     9.  Purchase or sell commodities or commodity futures contracts;

    10. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

    11. Write, purchase or sell puts, calls, or combinations thereof except that it may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

    12. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    13. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Investment Restriction
5. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

    14. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with restrictions described above;

    15. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

    16.  Make short sales of securities;

    17. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

    18. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security; and

    19. Invest for the purpose of exercising control or management of any other issuer.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will:

     1. Seek to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not:

     1.  Invest in common stock;

     2. Write, purchase or sell puts, calls, or combinations thereof, except that the Fund may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

     3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks);

     4. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer;

     5. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein;

     6.  Purchase or sell commodities or commodity futures contracts;

     7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed);

     8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money;

    10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

    11.  Make short sales of securities;

    12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

    13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security;

    14. Invest for the purpose of exercising control or management of any other issuer;

    15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

    16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    17. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% (10% where the security is the guarantee of a security) of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities, or by the State of California or its political subdivisions); and

    18. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will:

     1.  Seek high current income, preservation of capital and liquidity.

    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will not:

     1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bond debentures, state bonds, municipal bonds or industrial revenue bonds;

     2. Borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes;

     4.  Sell securities short or purchase securities on margin;

     5.  Write or purchase put or call options;

     6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale;

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests;

     8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into permitted repurchase agreements;

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money; or (c) lending portfolio securities;

    10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

    11. Lend its portfolio securities in excess of 10% of its total assets, taken at value. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

III. MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of each of the Funds oversees the management of each Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of each of the Funds consists of the same nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.



    The Trustees and executive officers of the Funds, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 93 such Funds as of the calendar year ended December 31, 1999), are shown below.



 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael Bozic (59) ..........................  Vice Chairman of Kmart Corporation (since
Trustee                                        December 1998); Director or Trustee of the
c/o Kmart Corporation                          Morgan Stanley Dean Witter Funds; formerly
3100 West Big Beaver Road                      Chairman and Chief Executive Officer of Levitz
Troy, Michigan                                 Furniture Corporation (November 1995-November
                                               1998) and President and Chief Executive Officer
                                               of Hills Department Stores (May 1991-July
                                               1995); formerly variously Chairman, Chief
                                               Executive Officer, President and Chief Operat-
                                               ing Officer (1987-1991) of the Sears
                                               Merchandise Group of Sears, Roebuck and Co.;
                                               Director of Weirton Steel Corporation.

Charles A. Fiumefreddo* (67) ................  Chairman, Director or Trustee and Chief
Chairman of the Board,                         Executive Officer of the Morgan Stanley Dean
Chief Executive Officer and Trustee            Witter Funds; formerly Chairman, Chief
Two World Trade Center                         Executive Officer and Director of the
New York, New York                             Investment Manager, the Distributor and MSDW
                                               Services Company; Executive Vice President and
                                               Director of Dean Witter Reynolds; Chairman and
                                               Director of the Transfer Agent; formerly
                                               Director and/or officer of various MSDW
                                               subsidiaries (until June 1998).

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Edwin J. Garn (67) ..........................  Director or Trustee of the Morgan Stanley Dean
Trustee                                        Witter Funds; formerly United States Senator
c/o Summit Ventures LLC                        (R-Utah) (1974-1992) and Chairman, Senate
1 Utah Center                                  Banking Committee (1980-1986); formerly Mayor
201 S. Main Street                             of Salt Lake City, Utah (1971-1974); formerly
Salt Lake City, Utah                           Astronaut, Space Shuttle Discovery (April
                                               12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint
                                               venture between Lockheed Martin and the Boeing
                                               Company) and Nuskin Asia Pacific (multilevel
                                               marketing); member of the Utah Regional
                                               Advisory Board of Pacific Corp.; member of the
                                               board of various civic and charitable
                                               organizations.

Wayne E. Hedien (66) ........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Dean Witter Funds; Director of The PMI
c/o Mayer, Brown & Platt                       Group, Inc. (private mortgage insurance);
Counsel to the Independent Trustees            Trustee and Vice Chairman of The Field Museum
1675 Broadway                                  of Natural History; formerly associated with
New York, New York                             the Allstate Companies (1966-1994), most
                                               recently as Chairman of The Allstate
                                               Corporation (March 1993-December 1994) and
                                               Chairman and Chief Executive Officer of its
                                               wholly-owned subsidiary, Allstate Insurance
                                               Company (July 1989-December 1994); director of
                                               various other business and charitable
                                               organizations.

James F. Higgins*(52) .......................  Chairman of the Private Client Group of MSDW
Trustee                                        (since August 2000); Director of the Transfer
Two World Trade Center                         Agent and Dean Witter Realty Inc.; Director or
New York, New York                             Trustee of the Morgan Stanley Dean Witter Funds
                                               (since June 2000); previously President and
                                               Chief Operating Officer of the Private Client
                                               Group of MSDW (May 1999-August 2000), President
                                               and Chief Operating Officer of Individual
                                               Securities of MSDW (February 1997-May 1999),
                                               President and Chief Operating Officer of Dean
                                               Witter Securities of MSDW (1995-February 1997),
                                               and President and Chief Operating Officer of
                                               Dean Witter Financial (1989-1995) and Director
                                               (1985-1997) of Dean Witter Reynolds.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Dr. Manuel H. Johnson (51) ..................  Senior Partner, Johnson Smick International,
Trustee                                        Inc., a consulting firm; Co-Chairman and a
c/o Johnson Smick International, Inc.          founder of the Group of Seven Council (G7C), an
1133 Connecticut Avenue, N.W.                  international economic commission; Chairman of
Washington, D.C.                               the Audit Committee and Director or Trustee of
                                               the Morgan Stanley Dean Witter Funds; Director
                                               of Greenwich Capital Markets, Inc.
                                               (broker-dealer), Independence Standards Board
                                               (private sector organization governing
                                               independence of auditors) and NVR, Inc. (home
                                               construction); Chairman and Trustee of the
                                               Financial Accounting Foundation (oversight
                                               organization of the Financial Accounting
                                               Standards Board); formerly Vice Chairman of the
                                               Board of Governors of the Federal Reserve
                                               System and Assistant Secretary of the U.S.
                                               Treasury.

Michael E. Nugent (64) ......................  General Partner, Triumph Capital, L.P., a
Trustee                                        private investment partnership; Chairman of the
c/o Triumph Capital, L.P.                      Insurance Committee and Director or Trustee of
237 Park Avenue                                the Morgan Stanley Dean Witter Funds; formerly
New York, New York                             Vice President, Bankers Trust Company and BT
                                               Capital Corporation (1984-1988); director of
                                               various business organizations.

Philip J. Purcell* (56) .....................  Chairman of the Board of Directors and Chief
Trustee                                        Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                  and Novus Credit Services Inc.; Director of the
New York, New York                             Distributor; Director or Trustee of the Morgan
                                               Stanley Dean Witter Funds; Director of American
                                               Airlines, Inc. and its parent company, AMR
                                               Corporation; Director and/ or officer of
                                               various MSDW subsidiaries.

John L. Schroeder (70) ......................  Retired; Chairman of the Derivatives Committee
Trustee                                        and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                       Dean Witter Funds; Director of Citizens
Counsel to the Independent Trustees            Utilities Company (telecommunications, gas,
1675 Broadway                                  electric and water utility company); formerly
New York, New York                             Executive Vice President and Chief Investment
                                               Officer of the Home Insurance Company (August
                                               1991-September 1995).

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Mitchell M. Merin (47) ......................  President and Chief Operating Officer of Asset
President                                      Management of MSDW (since December 1998);
Two World Trade Center                         President and Director (since April 1997) and
New York, New York                             Chief Executive Officer (since June 1998) of
                                               the Investment Manager and MSDW Services
                                               Company; Chairman, Chief Executive Officer and
                                               Director of the Distributor (since June 1998);
                                               Chairman and Chief Executive Officer (since
                                               June 1998) and Director (since January 1998) of
                                               the Transfer Agent; Director of various MSDW
                                               subsidiaries; President of the Morgan Stanley
                                               Dean Witter Funds and Discover Brokerage Index
                                               Series (since May 1999); Trustee of various Van
                                               Kampen investment companies (since December
                                               1999); previously Chief Strategic Officer of
                                               the Investment Manager and MSDW Services
                                               Company and Executive Vice President of the
                                               Distributor (April 1997-June 1998), Vice
                                               President of the Morgan Stanley Dean Witter
                                               Funds (May 1997-April 1999), and Executive Vice
                                               President of Dean Witter, Discover & Co.

Barry Fink (45) .............................  General Counsel of Asset Management of MSDW
Vice President,                                (since May 2000); Executive Vice President
Secretary and General Counsel                  (since December 1999) and Secretary and General
Two World Trade Center                         Counsel (since February 1997) and Director
New York, New York                             (since July 1998) of the Investment Manager and
                                               MSDW Services Company; Vice President,
                                               Secretary and General Counsel of the Morgan
                                               Stanley Dean Witter Funds (since February
                                               1997); Vice President and Secretary of the
                                               Distributor; previously, Senior Vice President
                                               (March 1997-December 1999), First Vice
                                               President, Assistant Secretary and Assistant
                                               General Counsel of the Investment Manager and
                                               MSDW Services Company.

Jonathan R. Page (53) .......................  Senior Vice President and Director of the Money
Vice President                                 Market Group of the Investment Manager; Vice
Two World Trade Center                         President of various Morgan Stanley Dean Witter
New York, New York                             Funds.

Katherine H. Stromberg (52) .................  Senior Vice President of the Investment
Vice President                                 Manager; Vice President of various Morgan
Two World Trade Center                         Stanley Dean Witter Funds.
New York, New York

Thomas F. Caloia (54) .......................  First Vice President and Assistant Treasurer of
Treasurer                                      the Investment Manager, the Distributor and
Two World Trade Center                         MSDW Services Company; Treasurer of the Morgan
New York, New York                             Stanley Dean Witter Funds.


------------------------
*Denotes Trustees who are "interested persons" of each Fund as defined by the Investment Company Act.

    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent and JAMES F. WILLISON, Senior Vice Presidents of the Investment Manager and Director of the Tax-Exempt Fixed Income Group of the Investment Manager, are Vice Presidents of each Fund.



    In addition, PETER M. AVELAR, Senior Vice President of the Investment Manager and Director of the High Yield Group of the Investment Manager is Vice President of ACTIVE ASSETS GOVERNMENT SECURITIES TRUST and ACTIVE ASSETS MONEY TRUST. Also, JOSEPH ARCIERI, Senior Vice President of the Investment Manager and GERARD J. LIAN, Vice President of the Investment Manager are Vice Presidents of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST and ACTIVE ASSETS TAX-FREE TRUST.



    In addition, MARILYN K. CRANNEY, TODD LEBO, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company and NATASHA KASSIAN, Assistant Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of each Fund.


    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Funds' independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

    The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Morgan Stanley Dean Witter Funds or even of these Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/ trustees arriving at conflicting decisions regarding operations and management of the Morgan Stanley Dean Witter Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Morgan Stanley Dean Witter Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. Each Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    Each Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (each Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by each Fund. Each Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Funds who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Funds for their services as Trustee.


    The following tables illustrate the compensation that each Fund paid to its Independent Trustees for the fiscal year ended June 30, 2000.


                               FUND COMPENSATION

                           ACTIVE ASSETS MONEY TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                     FROM THE FUND
---------------------------                                     -------------
Michael Bozic.................................................     $1,600
Edwin J. Garn.................................................      1,600
Wayne E. Hedien...............................................      1,600
Dr. Manuel H. Johnson.........................................      2,350
Michael E. Nugent.............................................      2,100
John L. Schroeder.............................................      2,050

                          ACTIVE ASSETS TAX-FREE TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                     FROM THE FUND
---------------------------                                     -------------
Michael Bozic.................................................     $1,600
Edwin J. Garn.................................................      1,600
Wayne E. Hedien...............................................      1,600
Dr. Manuel H. Johnson.........................................      2,350
Michael E. Nugent.............................................      2,100
John L. Schroeder.............................................      2,050


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                     FROM THE FUND
---------------------------                                     -------------
Michael Bozic.................................................     $1,600
Edwin J. Garn.................................................      1,600
Wayne E. Hedien...............................................      1,600
Dr. Manuel H. Johnson.........................................      2,350
Michael E. Nugent.............................................      2,100
John L. Schroeder.............................................      2,050


                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                     FROM THE FUND
---------------------------                                     -------------
Michael Bozic.................................................     $1,600
Edwin J. Garn.................................................      1,600
Wayne E. Hedien...............................................      1,600
Dr. Manuel H. Johnson.........................................      2,350
Michael E. Nugent.............................................      2,100
John L. Schroeder.............................................      2,050



    The following table illustrates the compensation paid to the Funds' Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.


            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS


                                                   TOTAL CASH
                                                  COMPENSATION
                                                 FOR SERVICES TO
                                                    93 MORGAN
                                                     STANLEY
                                                   DEAN WITTER
NAME OF INDEPENDENT TRUSTEE                           FUNDS
---------------------------                      ---------------
Michael Bozic..................................     $134,600
Edwin J. Garn..................................      138,700
Wayne E. Hedien................................      138,700
Dr. Manuel H. Johnson..........................      208,638
Michael E. Nugent..............................      193,324
John L. Schroeder..............................      193,324

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including each Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036662% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses by the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


    The following tables illustrate the retirement benefits accrued to the Funds' Independent Trustees by each Fund for the fiscal year ended June 30, 2000 and by the 55 Morgan Stanley Dean Witter Funds (including each Fund) for the calendar year ended December 31, 1999, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Funds as of June 30, 2000 and from the 55 Morgan Stanley Dean Witter Funds as of
December 31, 1999.


  RETIREMENT BENEFITS FROM THE FUNDS AND ALL MORGAN STANLEY DEAN WITTER FUNDS

                           ACTIVE ASSETS MONEY TRUST


                                   FOR ALL ADOPTING FUNDS
                               ------------------------------  RETIREMENT BENEFITS      ESTIMATED ANNUAL
                                 ESTIMATED                          ACCRUED AS              BENEFITS
                                  CREDITED                           EXPENSES          UPON RETIREMENT(2)
                                   YEARS         ESTIMATED     --------------------    ------------------
                               OF SERVICE AT   PERCENTAGE OF              BY ALL         FROM    FROM ALL
                                 RETIREMENT       ELIGIBLE     BY THE    ADOPTING        THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE     (MAXIMUM 10)    COMPENSATION    FUND      FUNDS          FUND     FUNDS
---------------------------    --------------  --------------  ------  ------------    --------  --------
Michael Bozic................         10           60.44%       $370     $20,933        $  907   $50,588
Edwin J. Garn................         10           60.44         536      31,737           909    50,675
Wayne E. Hedien..............          9           51.37         696      39,566           771    43,000
Dr. Manuel H. Johnson........         10           60.44         302      13,129         1,360    75,520
Michael E. Nugent............         10           60.44         513      23,175         1,209    67,209
John L. Schroeder............          8           50.37         987      41,558           955    52,994


------------------------
1 An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

2 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

                          ACTIVE ASSETS TAX-FREE TRUST


                                   FOR ALL ADOPTING FUNDS
                               ------------------------------  RETIREMENT BENEFITS      ESTIMATED ANNUAL
                                 ESTIMATED                          ACCRUED AS              BENEFITS
                                  CREDITED                           EXPENSES          UPON RETIREMENT(3)
                                   YEARS         ESTIMATED     --------------------    ------------------
                               OF SERVICE AT   PERCENTAGE OF              BY ALL         FROM    FROM ALL
                                 RETIREMENT       ELIGIBLE     BY THE    ADOPTING        THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE     (MAXIMUM 10)    COMPENSATION    FUND      FUNDS          FUND     FUNDS
---------------------------    --------------  --------------  ------  ------------    --------  --------
Michael Bozic................         10           60.44%       $370     $20,933        $  907   $50,588
Edwin J. Garn................         10           60.44         536      31,737           909    50,675
Wayne E. Hedien..............          9           51.37         696      39,566           771    43,000
Dr. Manuel H. Johnson........         10           60.44         302      13,129         1,360    75,520
Michael E. Nugent............         10           60.44         513      23,175         1,209    67,209
John L. Schroeder............          8           50.37         987      41,558           955    52,994


------------------------

3 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 24.


                      ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                   FOR ALL ADOPTING FUNDS
                               ------------------------------  RETIREMENT BENEFITS      ESTIMATED ANNUAL
                                 ESTIMATED                          ACCRUED AS              BENEFITS
                                  CREDITED                           EXPENSES          UPON RETIREMENT(4)
                                   YEARS         ESTIMATED     --------------------    ------------------
                               OF SERVICE AT   PERCENTAGE OF              BY ALL         FROM    FROM ALL
                                 RETIREMENT       ELIGIBLE     BY THE    ADOPTING        THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE     (MAXIMUM 10)    COMPENSATION    FUND      FUNDS          FUND     FUNDS
---------------------------    --------------  --------------  ------  ------------    --------  --------
Michael Bozic................         10           60.44%       $370     $20,933        $  907   $50,588
Edwin J. Garn................         10           60.44         620      31,737           909    50,675
Wayne E. Hedien..............          9           51.37         696      39,566           771    43,000
Dr. Manuel H. Johnson........         10           60.44         327      13,129         1,360    75,520
Michael E. Nugent............         10           60.44         599      23,175         1,209    67,209
John L. Schroeder............          8           50.37         987      41,558           955    52,994


------------------------

4 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 24.


                     ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                   FOR ALL ADOPTING FUNDS
                               ------------------------------  RETIREMENT BENEFITS      ESTIMATED ANNUAL
                                 ESTIMATED                          ACCRUED AS              BENEFITS
                                  CREDITED                           EXPENSES          UPON RETIREMENT(5)
                                   YEARS         ESTIMATED     --------------------    ------------------
                               OF SERVICE AT   PERCENTAGE OF              BY ALL         FROM    FROM ALL
                                 RETIREMENT       ELIGIBLE     BY THE    ADOPTING        THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE     (MAXIMUM 10)    COMPENSATION    FUND      FUNDS          FUND     FUNDS
---------------------------    --------------  --------------  ------  ------------    --------  --------
Michael Bozic................         10           60.44%       $370     $20,933        $  907   $50,588
Edwin J. Garn................         10           60.44         536      31,737           909    50,675
Wayne E. Hedien..............          9           51.37         696      39,566           771    43,000
Dr. Manuel H. Johnson........         10           60.44         302      13,129         1,360    75,520
Michael E. Nugent............         10           60.44         513      23,175         1,209    67,209
John L. Schroeder............          8           50.37         987      41,558           955    52,994


------------------------

5 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 24.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    As of August 9, 2000, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of each Fund. The percentage ownership of shares of each Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of each Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER


    The Investment Manager to each Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


    Pursuant to separate Investment Management Agreements (the "Management Agreements") with the Investment Manager, each Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% of the portion of the daily net assets exceeding $3 billion; and with respect to ACTIVE ASSETS MONEY TRUST, 0.249% of the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% of the portion of daily net assets exceeding $17.5 billion.


    For the fiscal years ended June 30, 1998, 1999 and 2000, ACTIVE ASSETS MONEY TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $29,850,539, $39,612,403 and $51,232,674, respectively.



    For the fiscal years ended June 30, 1998, 1999 and 2000, ACTIVE ASSETS TAX-FREE TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $7,412,622, $8,443,285 and $9,548,312, respectively.



    For the fiscal years ended June 30, 1998, 1999 and 2000, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $2,663,643, $3,130,854 and $3,534,793, respectively.



    For the fiscal years ended June 30, 1998, 1999 and 2000, ACTIVE ASSETS GOVERNMENT SECURITIES TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $3,338,933, $4,153,807 and $4,515,824, respectively.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for each Fund.

B. PRINCIPAL UNDERWRITER

    Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of each Fund. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

    The Distributor bears all expenses it may incur in providing services under each Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of each Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of each Fund's shares. Each Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. Each Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER


    The Investment Manager manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objective.

    Under the terms of each Management Agreement, in addition to managing each Fund's investments, the Investment Manager maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Funds, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.

    Expenses not expressly assumed by the Investment Manager under each Management Agreement or by the Distributor, will be paid by the applicable Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

    Each Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


    Each Management Agreement will remain in effect from year to year thereafter, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.


D. RULE 12b-1 PLAN

    In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between each Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of each Fund's shares (a "Plan").

    Each Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the respective Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under each
Plan: (1) compensation to and expenses of Dean Witter Reynolds' and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of each Fund's shares; (3) expenses incurred in connection with promoting sales of each Fund's shares; (4) preparing and distributing sales literature; and
(5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

    Dean Witter Reynolds Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' expenses associated with the servicing of shareholders' accounts, including the expenses of operating Dean Witter Reynolds' branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

    Each Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of each Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by each Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by each Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.

    ACTIVE ASSETS MONEY TRUST reimbursed $18,747,728 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2000. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS MONEY TRUST to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0;
(iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0;
(v) compensation to sales personnel -- $0; (vi) and other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $18,747,728. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS TAX-FREE TRUST reimbursed $2,533,648 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2000. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS TAX-FREE TRUST to the distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0;
(iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0;
(v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $2,533,648. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST reimbursed $736,235 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2000. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST to the Distributor for distribution was spent in approximately the following ways:
(i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0;
(iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $736,235. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST reimbursed $996,734 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2000. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS GOVERNMENT SECURITIES TRUST to the Distributor for distribution was spent in approximately the following ways:
(i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0;
(iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $996,734. No payments under the Plan were made for interest, carrying or other financing charges.


    Under each Plan, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under each Plan, the Distributor provides each Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of each Plan they consider its continued appropriateness and the level of compensation provided therein.

    No interested person of each Fund nor any Independent Trustee has any direct financial interest in the operation of each Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of each Plan or as a result of receiving a portion of the amounts expended thereunder by the respective Fund.


    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether each Plan should be continued. Prior to approving the most recent continuation of each Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue each Plan, the Trustees considered: (1) the applicable Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the applicable Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that the Plan is essential to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, is essential for effective investment management; and without the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds' branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of the Funds' shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the applicable Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of each Plan would be in the best interest of the applicable Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.


    Each Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the respective Fund, and all material amendments to the Plan must also be approved by the Trustees. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as a Fund's Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


    Morgan Stanley Dean Witter Trust FSB is the transfer agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.


(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


    The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian for each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.



    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent accountants of each Fund. The independent accountants are responsible for auditing the annual financial statements of each Fund.


(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


F. CODES OF ETHICS



    The Funds, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Funds, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, each Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


    During the fiscal years ended June 30, 1998, 1999 and 2000, the Funds paid no such brokerage commissions or concessions.


B. COMMISSIONS

    Pursuant to an order of the SEC, each Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. Each Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


    During the fiscal years ended June 30, 1998, 1999 and 2000, the Funds did not effect any principal transactions with Dean Witter Reynolds.


    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for a Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the management fee they pay to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended June 30, 1998, 1999 and 2000, the Funds paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

    The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Funds' policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Manager by any amount that may be attributable to the value of such services.


    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Funds and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the relevant funds and/or client accounts involved and the number of shares available from the public offering.


D. DIRECTED BROKERAGE


    During the fiscal year ended June 30, 2000, the Funds did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


    During the fiscal year ended June 30, 2000, ACTIVE ASSETS MONEY TRUST purchased commercial paper issued by Goldman Sachs Group Inc., Merrill Lynch, Pierce, Fenner & Smith, Deutsche Bank Financial Inc., Morgan (J.P.) & Co. Inc. and Barclays U.S. Funding Corp. which issuers were among the top ten brokers or the ten dealers which executed transactions for or with ACTIVE ASSETS MONEY TRUST in the largest dollar amounts during the year. At June 30, 2000 ACTIVE ASSETS MONEY TRUST in the largest dollar amounts during the year. At June 30, 2000 ACTIVE ASSETS MONEY TRUST held commercial paper issued by Deutsche Bank Financial Inc., Morgan (J.P.) & Co. Inc, Goldman Sachs Group Inc. and Barclays U.S. Funding Corp. with values of $817,573,807, $696,918,556, $619,316,003 and
$599,039,898, respectively.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares.

    The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or each Fund's Declaration of Trust. Under certain circumstances the Trustees may be removed by action of the Trustees. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.


    All of the Trustees, except for James F. Higgins, have been elected by the shareholders of each Fund, most recently at a special meeting of each Fund's shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in each Fund's Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.


VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how the Funds' shares are offered (and how they are redeemed) is provided in the Funds' PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption of the Funds' shares or the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer in the performance of such functions. With respect to redemptions, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. OFFERING PRICE

    The price of each Fund's shares, called "net asset value," is based on the value of the Fund's portfolio securities.

    Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Funds' Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that each Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS
--------------------------------------------------------------------------------

    ACTIVE ASSETS MONEY TRUST and ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will generally pay ordinary dividends. ACTIVE ASSETS TAX-FREE TRUST will generally pay tax-exempt dividends that are normally exempt from federal (but not state) income tax. ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will generally pay tax-exempt dividends that are normally exempt from federal and California income tax. Each Fund also makes distributions of any short-term gains which will be taxed as ordinary income when distributed to shareholders. Long-term capital gain distributions may also be made, although it is not anticipated that there will be any significant long-term capital gains. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of a Fund will affect the amount and timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. Each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, each Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    Each Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. Each Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any ordinary income or capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained ordinary income or capital gains.

    Gains or losses on sales of securities by a Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

    In computing net investment income, each Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    All or a portion of any of a Fund's gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Tax-Free Trust and the California Tax-Free Trust could be affected. In that event, the Funds would re-evaluate their investment objective and policies.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of their assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

    ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST intend to invest a portion of their assets in certain "private activity bonds". As a result, a portion of the exempt-interest dividends paid by each Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the applicable Fund's shares. Since each Fund is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.


    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Fund of any taxable interest income and short term capital gains.


    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.


    PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES. Any dividend or capital gains distribution received by a shareholder from a Fund will have the effect of reducing the net asset value of the shareholder's beneficial interest in the Fund by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing a Fund's shares immediately prior to a distribution record date.


    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period. If a shareholder of a Fund receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share may, to the extent of such exempt-interest dividends be disallowed.


    Gain or loss on the sale or redemption of shares in a Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.


    If a shareholder realizes a loss on the redemption of shares and reinvests in that Fund's shares within 30 days before or after the redemption, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.



    Interest on indebtedness incurred by shareholders to purchase or carry shares of ACTIVE ASSETS TAX-FREE TRUST or ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of ACTIVE ASSETS TAX-FREE TRUST or ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST. "Substantial user" is defined generally by Income Tax Regulation 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.


CALIFORNIA STATE TAX

    To the extent that dividends paid by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issues or in U.S. obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents which will be exempt from California personal income taxes. Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income alternative minimum tax purposes.

    For California personal income tax purposes, the shareholders of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not be subject to tax, or receive a credit for taxes paid by the Fund, on undistributed capital gains, if any. Under the California Revenue and Taxation Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for state personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the PROSPECTUS. Distributions from interest income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------


    Each Fund's shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."


XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    Each Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    Each Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the particular Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

    Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, each Fund's yield fluctuates.


    ACTIVE ASSETS MONEY TRUST'S current yield for the seven days ending
June 30, 2000 was 6.14%. The effective annual yield on June 30, 2000 was 6.32%, assuming daily compounding.



    ACTIVE ASSETS TAX-FREE TRUST'S current yield for the seven days ending
June 30, 2000 was 3.95%. The effective annual yield on June 30, 2000 was 4.03%, assuming daily compounding. Based upon a Federal personal income tax bracket of 39.6%, ACTIVE ASSETS TAX-FREE TRUST'S tax-equivalent yield for the seven days ending June 30, 2000 was 6.54%.



    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S current yield for the seven days ending June 30, 2000 was 3.60%. The effective annual yield on June 30, 2000 was 3.67%, assuming daily compounding. Based upon a combined Federal and California personal income tax bracket of 45.22%, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S tax-equivalent yield for the seven days ended June 30, 2000 was 6.57%.



    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST'S current yield for the seven days ending June 30, 2000 was 5.88%. The effective annual yield on June 30, 2000 was 6.06%, assuming daily compounding.



    Each Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of each Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000,
$50,000 and $100,000 in ACTIVE ASSETS MONEY TRUST at inception would have grown to $35,004, $175,020 and $350,040, respectively, at June 30, 2000. Investments of $10,000, $50,000 and $100,000 in ACTIVE ASSETS TAX-FREE TRUST at inception would have grown to $21,339, $106,695 and $213,390, respectively at June 30, 2000. Investments of $10,000, $50,000 and $100,000 in ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST at inception would have grown to $12,376, $61,880 and $123,760, respectively at June 30, 2000. Investments of $10,000, $50,000 and $100,000 in ACTIVE ASSETS GOVERNMENT SECURITIES TRUST at inception would have grown to $32,026, $160,130 and $320,260, respectively at June 30, 2000.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of each Fund for its fiscal year ended June 30, 2000 included in the PROSPECTUS and included and incorporated by reference in this STATEMENT OF ADDITIONAL INFORMATION have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Funds have filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

ACTIVE ASSETS MONEY TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Prospectus and Statement of Additional Information. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.


YEAR ENDED JUNE 30,                                 2000          1999          1998          1997        1996
-----------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------
 Net income from investment operations               0.054         0.048         0.052         0.051       0.052
-----------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income          (0.054)       (0.048)       (0.052)       (0.051)     (0.052)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                         5.50%         4.92%         5.38%         5.23%       5.33%
-----------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
 Expenses                                             0.42%         0.43%         0.44%         0.45%       0.47%
-----------------------------------------------------------------------------------------------------------------
 Net investment income                                5.38%         4.78%         5.24%         5.07%       5.21%
-----------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions            $20,972       $15,989       $11,922        $8,928      $7,170
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

                                                                              ANNUALIZED
PRINCIPAL                          DESCRIPTION                                   YIELD
AMOUNT IN                              AND                                    ON DATE OF
THOUSANDS                         MATURITY DATES                               PURCHASE               VALUE
----------------------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER (68.1%)
            BANKING (9.0%)
$  200,000  Bank of America Corp.
              09/06/00................................................           6.40%           $   197,681,056
   400,800  Citicorp
              07/14/00 - 08/08/00.....................................        6.59 - 6.64            398,931,450
   100,000  FleetBoston Financial Corp.
              07/27/00................................................           6.63                 99,523,333
   700,000  Morgan (J.P.) & Co. Inc.
              07/10/00 - 09/01/00.....................................        6.58 - 6.68            696,918,556
    20,000  SunTrust Banks, Inc.
              07/03/00................................................           7.05                 19,992,167
    60,000  Wachovia Corp.
              10/03/00................................................           6.29                 59,050,600
   420,000  Wells Fargo & Co.
              07/05/00 - 08/01/00.....................................        6.62 - 6.68            417,959,811
                                                                                                 ---------------
                                                                                                   1,890,056,973
                                                                                                 ---------------
            DIVERSIFIED FINANCIAL SERVICES (7.6%)
   350,000  Associates Corp. of North America 07/07/00 - 08/24/00.....        6.61 - 6.70            348,370,528
   200,000  Associates First Capital Corp. 07/12/00 - 07/26/00........        6.55 - 6.64            199,347,139
 1,057,450  General Electric Capital Corp. 07/11/00 - 12/28/00........        5.95 - 6.86          1,042,060,412
                                                                                                 ---------------
                                                                                                   1,589,778,079
                                                                                                 ---------------
            FINANCE - AUTOMOTIVE (7.7%)
 1,045,000  DaimlerChrysler North America Holding Corp.
              07/12/00 - 09/05/00.....................................        6.59 - 6.75          1,034,787,767
   526,550  Ford Motor Credit Co.
              07/12/00 - 08/21/00.....................................        6.57 - 6.62            524,371,472
    53,000  General Motors Acceptance Corp.
              07/12/00 - 07/14/00.....................................           6.58                 52,875,912
                                                                                                 ---------------
                                                                                                   1,612,035,151
                                                                                                 ---------------
            FINANCE - CONSUMER (5.7%)
   514,950  American Express Credit Corp.
              07/06/00 - 08/02/00.....................................        6.56 - 6.76            513,831,071
   630,000  New Center Asset Trust
              07/25/00 - 09/12/00.....................................        6.58 - 6.85            623,281,036
    63,900  Norwest Financial Inc.
              07/05/00................................................           6.55                 63,853,992
                                                                                                 ---------------
                                                                                                   1,200,966,099
                                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                              ANNUALIZED
PRINCIPAL                          DESCRIPTION                                   YIELD
AMOUNT IN                              AND                                    ON DATE OF
THOUSANDS                         MATURITY DATES                               PURCHASE               VALUE
----------------------------------------------------------------------------------------------------------------
            FINANCE - CORPORATE (3.3%)
$  200,000  CIT Group Inc.
              07/11/00 - 09/19/00.....................................       6.57 - 6.70%        $   198,942,444
   490,000  Ciesco, L.P.
              07/12/00 - 09/13/00.....................................        6.59 - 6.72            486,272,450
                                                                                                 ---------------
                                                                                                     685,214,894
                                                                                                 ---------------
            INTERNATIONAL BANKS (26.5%)
   599,800  Barclays U.S. Funding Corp. 07/05/00 - 07/13/00...........        6.57 - 6.80            599,039,898
   200,000  Canadian Imperial Holdings Inc.
              09/14/00................................................           6.71                197,250,000
   600,000  Commerzbank U.S. Finance Inc. 08/23/00 - 08/25/00.........        6.74 - 6.75            593,993,222
   600,000  Cregem North America Inc. 08/28/00 - 09/19/00.............        6.71 - 6.74            592,855,125
   823,150  Deutsche Bank Financial Inc. 07/06/00 - 09/13/00..........        6.58 - 6.76            817,573,807
   320,000  Dresdner U.S. Finance Inc. 07/07/00 - 09/12/00............        6.56 - 6.70            318,359,336
   500,000  National Australia Funding (DE) Inc.
              08/04/00 - 10/04/00.....................................        6.46 - 6.63            493,257,222
   750,000  Societe Generale N.A. Inc. 08/03/00 - 09/21/00............        6.63 - 6.76            741,933,806
   350,000  Toronto-Dominion Holdings (USA) Inc.
              07/24/00................................................           6.64                348,530,875
   873,250  UBS Finance (Delaware) LLC 07/05/00 - 03/16/01............        6.20 - 7.07            853,518,904
                                                                                                 ---------------
                                                                                                   5,556,312,195
                                                                                                 ---------------
            INVESTMENT BANKERS/BROKERS/SERVICES (2.9%)
   621,725  Goldman Sachs Group Inc. 07/03/00 - 08/18/00..............        6.61 - 6.65            619,316,003
                                                                                                 ---------------
            MAJOR U.S. TELECOMMUNICATIONS (2.5%)
   535,000  AT&T Corp.
              09/18/00 - 10/11/00.....................................        6.72 - 6.78            525,666,053
                                                                                                 ---------------
            PHARMACEUTICAL (2.9%)
   600,000  Merck & Co., Inc.
              07/14/00................................................           6.67                598,559,167
                                                                                                 ---------------

            TOTAL COMMERCIAL PAPER
            (COST $14,277,904,614).............................................................   14,277,904,614
                                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                              ANNUALIZED
PRINCIPAL                          DESCRIPTION                                   YIELD
AMOUNT IN                              AND                                    ON DATE OF
THOUSANDS                         MATURITY DATES                               PURCHASE               VALUE
----------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY OBLIGATIONS (19.2%)
$  235,000  Federal Farm Credit Banks 10/24/00 - 01/02/01.............       5.94 - 6.26%        $   229,495,090
 1,003,300  Federal Home Loan Banks 11/24/00 - 05/10/01...............        5.93 - 7.07            967,929,837
 1,445,100  Federal Home Loan Mortgage Corp. 08/17/00 - 03/01/01......        5.97 - 6.45          1,405,081,093
 1,418,550  Federal National Mortgage Assoc. 09/20/00 - 02/02/01......        5.81 - 6.84          1,382,530,159
    50,000  U.S. Treasury Bill
              12/07/00................................................           5.92                 48,763,885
                                                                                                 ---------------

            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (COST $4,033,800,064)..............................................................    4,033,800,064
                                                                                                 ---------------

            CERTIFICATES OF DEPOSIT (9.3%)
   450,000  Citibank, N.A.
              08/10/00 - 09/27/00.....................................        6.51 - 6.56            450,000,000
   800,000  First Union National Bank 07/28/00 - 09/29/00.............        6.62 - 6.70            800,000,000
   700,000  SunTrust Bank, Atlanta 07/25/00 - 10/13/00................        6.25 - 6.75            700,000,000
                                                                                                 ---------------

            TOTAL CERTIFICATES OF DEPOSIT
            (COST $1,950,000,000)..............................................................    1,950,000,000
                                                                                                 ---------------

            SHORT-TERM BANK NOTE (3.4%)
   700,000  Bank of America, N.A.
              07/07/00 - 07/21/00
              (COST $700,000,000).....................................        6.25 - 6.60            700,000,000
                                                                                                 ---------------

TOTAL INVESTMENTS
(COST $20,961,704,678) (a) ............................................................  100.0%    20,961,704,678

OTHER ASSETS IN EXCESS OF LIABILITIES..................................................    0.0         10,443,566
                                                                                         -----   ----------------

NET ASSETS.............................................................................  100.0%  $ 20,972,148,244
                                                                                         -----   ----------------
                                                                                         -----   ----------------

---------------------

(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (cost $20,961,704,678)...................................................................  $20,961,704,678
Cash.......................................................................................           21,783
Interest receivable........................................................................       18,540,653
Prepaid expenses and other assets..........................................................           83,765
                                                                                             ---------------

     TOTAL ASSETS..........................................................................   20,980,350,879
                                                                                             ---------------

LIABILITIES:
Payable for:
    Investment management fee..............................................................        4,600,298
    Plan of distribution fee...............................................................        1,736,800
    Shares of beneficial interest repurchased..............................................          149,165
Accrued expenses and other payables........................................................        1,716,372
                                                                                             ---------------

     TOTAL LIABILITIES.....................................................................        8,202,635
                                                                                             ---------------

     NET ASSETS............................................................................  $20,972,148,244
                                                                                             ===============

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $20,972,143,300
Accumulated undistributed net investment income............................................            3,980
Undistributed net realized gain............................................................              964
                                                                                             ---------------

     NET ASSETS............................................................................  $20,972,148,244
                                                                                             ===============

NET ASSET VALUE PER SHARE,
  20,972,143,300 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)..........................................            $1.00
                                                                                             ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME.............................................................................  $1,117,033,652
                                                                                              --------------

EXPENSES
Investment management fee...................................................................      51,232,674
Plan of distribution fee....................................................................      18,747,728
Transfer agent fees and expenses............................................................       6,933,610
Registration fees...........................................................................       1,999,773
Custodian fees..............................................................................         763,726
Shareholder reports and notices.............................................................         420,644
Professional fees...........................................................................          74,009
Trustees' fees and expenses.................................................................          17,934
Other.......................................................................................         114,559
                                                                                              --------------

     TOTAL EXPENSES.........................................................................      80,304,657
                                                                                              --------------

     NET INVESTMENT INCOME..................................................................   1,036,728,995

     NET REALIZED GAIN......................................................................           1,305
                                                                                              --------------

NET INCREASE................................................................................  $1,036,730,300
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR     FOR THE YEAR
                                                                                 ENDED            ENDED
                                                                             JUNE 30, 2000    JUNE 30, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.....................................................  $ 1,036,728,995  $   694,899,969
Net realized gain.........................................................            1,305          118,973
                                                                            ---------------  ---------------

     NET INCREASE.........................................................    1,036,730,300      695,018,942
                                                                            ---------------  ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................   (1,036,739,747)    (694,893,595)
Net realized gain.........................................................             (341)        (118,973)
                                                                            ---------------  ---------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS....................................   (1,036,740,088)    (695,012,568)
                                                                            ---------------  ---------------
Net increase from transactions in shares of beneficial interest...........    4,982,775,399    4,067,695,663
                                                                            ---------------  ---------------

     NET INCREASE.........................................................    4,982,765,611    4,067,702,037

NET ASSETS:
Beginning of period.......................................................   15,989,382,633   11,921,680,596
                                                                            ---------------  ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $3,980 AND $14,732,
    RESPECTIVELY).........................................................  $20,972,148,244  $15,989,382,633
                                                                            ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of the daily net assets exceeding $17.5 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended June 30, 2000, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2000 aggregated $93,531,915,642 and $89,560,410,717, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $95,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,973. At June 30, 2000, the Fund had an accrued pension liability of $51,839 which is included in accrued expenses in the Statement of Assets and Liabilities.

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                     FOR THE YEAR       FOR THE YEAR
                                                                        ENDED              ENDED
                                                                    JUNE 30, 2000      JUNE 30, 1999
                                                                   ----------------   ----------------
Shares sold......................................................   85,552,651,140     56,769,537,371
Shares issued in reinvestment of dividends and distributions.....    1,034,424,652        693,725,182
                                                                   ---------------    ---------------
                                                                    86,587,075,792     57,463,262,553
Shares repurchased...............................................  (81,604,300,393)   (53,395,566,890)
                                                                   ---------------    ---------------
Net increase in shares outstanding...............................    4,982,775,399      4,067,695,663
                                                                   ===============    ===============

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF ACTIVE ASSETS MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the years in the four-year period ended June 30, 1999 were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)
       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2000, 5.15% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Active Assets Money Trust

In our opinion, the statement of changes in net assets and the financial highlights of Active Assets Money Trust (the "Fund") (not presented separately herein) presents fairly, in all material respects, the changes in its net assets for the year ended June 30, 1999 and the financial highlights for each of the four years in the period ended June 30, 1999, in conformity with generally accepted accounting principles. This financial statement and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to June 30, 1999.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
August 5, 1999

ACTIVE ASSETS MONEY TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the year ended June 30, 2000.

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Prospectus and Statement of Additional Information. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.


YEAR ENDED JUNE 30,                                 2000          1999          1998          1997        1996
-----------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------
 Net income from investment operations               0.031         0.027         0.031         0.030       0.031
-----------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income          (0.031)       (0.027)       (0.031)       (0.030)     (0.031)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                         3.15%         2.73%         3.11%         3.05%       3.12%
-----------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
 Expenses                                             0.50%         0.52%         0.54%         0.55%       0.55%
-----------------------------------------------------------------------------------------------------------------
 Net investment income                                3.11%         2.68%         3.05%         2.98%       3.08%
-----------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions             $2,660        $2,290        $1,869        $1,634      $1,542
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

PRINCIPAL
AMOUNT IN                                                                  COUPON    DEMAND
THOUSANDS                                                                   RATE+    DATE*        VALUE
------------------------------------------------------------------------------------------------------------
             SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (66.0%)
             ALABAMA
 $10,200     Birmingham Special Care Facilities Financing Authority, Eye
               Foundation Hospital Ser 1998-A............................   4.70 %  07/10/00  $   10,200,000
  50,000     Birmingham Medical Clinic Board, University of Alabama
               Health Services Foundation Ser 1991.......................   4.70    07/10/00      50,000,000
  23,700     University of Alabama, Birmingham Hospital Ser 1997B........   4.70    07/10/00      23,700,000
             ARIZONA
  12,200     Arizona Educational Loan Marketing Corporation, 1991 Ser A
               (AMT).....................................................   4.80    07/10/00      12,200,000
  10,500     Maricopa County, Arizona Public Service Co Palo Verde 1994
               Ser C.....................................................   4.50    07/03/00      10,500,000
   4,000     Pinal County Industrial Development Authority, Magma Copper
               Co Ser 1984A..............................................   4.60    07/03/00       4,000,000
             ARKANSAS
  20,000     Crossett, Georgia Pacific Corp Ser 1984**...................   4.60    07/10/00      20,000,000
             CALIFORNIA
   7,000     Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)..........   4.45    07/10/00       7,000,000
             California Health Facilities Financing Authority,
  13,550       Adventist Health System West 1998 Ser A & B (MBIA)........   4.00    07/03/00      13,550,000
   6,000     Scripps Memorial Hospital Ser 1991 B (MBIA).................   4.65    07/10/00       6,000,000
   2,500     St Joseph Health System Ser 1985A...........................   4.15    07/03/00       2,500,000
   8,500     California Pollution Control Financing Authority, Pacific
               Gas & Electric Co 1996 Ser F & 1997 Ser A.................   4.00    07/03/00       8,500,000
   3,000     California Statewide Communities Development Authority,
               Sutter Health Ser 1995 COPs (AMBAC).......................   4.15    07/03/00       3,000,000
   6,100     Irvine, Assessment District No 87-8 Improvement Bond Act
               1915......................................................   4.15    07/03/00       6,100,000
  15,000     Los Angeles Department of Water & Power, Electric Plant
               Second Issue of 2000 Ser E................................   4.25    07/10/00      15,000,000
   4,300     MSR Public Power Agency, San Juan Sub Lien Ser 1997 D
               (MBIA)....................................................   4.25    07/10/00       4,300,000
   8,000     Newport Beach, Hoag Memorial Hospital Presbyterian
               Ser 1992..................................................   4.25    07/03/00       8,000,000
   4,100     Western Riverside County Regional Wastewater Authority,
               Ser 1996..................................................   4.15    07/03/00       4,100,000
             COLORADO
  15,000     Colorado Student Obligation Bond Authority, Ser 1989A
               (AMT).....................................................   4.85    07/10/00      15,000,000
             CONNECTICUT
  22,190     Connecticut, Second Lien Special Tax Transportation
               Ser 1.....................................................   4.75    07/10/00      22,190,000
  27,500     Connecticut Health & Educational Facilities Authority, Yale
               University Ser T-2........................................   4.35    07/10/00      27,500,000
  25,500     Connecticut Special Assessment, Unemployment Compensation
               1993 Ser C (FGIC).........................................   3.38    07/01/00      25,500,000
             DELAWARE
             Delaware Economic Development Authority,
  18,400       Ciba Specialty Chemicals Corp 1998 Ser A (AMT)............   4.55    07/03/00      18,400,000
  14,800     Star Enterprise Ser 1997A (AMT).............................   4.95    07/10/00      14,800,000
  10,000     Star Enterprise Ser 1997C (AMT).............................   4.81    07/10/00      10,000,000
             DISTRICT OF COLUMBIA
  10,000     District of Columbia, George Washington University,
               Ser 1999 C (MBIA).........................................   4.80    07/10/00      10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                  COUPON   DEMAND
THOUSANDS                                                                  RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------
             FLORIDA
 $45,000     Dade County, Water & Sewer Ser 1994 (FGIC)..................   4.70 %  07/10/00  $   45,000,000
  22,650     Dade County Industrial Development Authority, Dolphins
               Stadium Ser 1985 B & C....................................   4.95    07/10/00      22,650,000
   4,700     Jacksonville Electric Authority, Electric System Ser C......   4.55    07/03/00       4,700,000
  25,000     Jacksonville Health Facilities Authority, Charity Obligated
               Group Ser 1997 C (MBIA)...................................   4.75    07/10/00      25,000,000
  20,000     Pasco County School Board, Ser 1996 COPs (AMBAC)............   4.75    07/10/00      20,000,000
             Putnam County Development Authority, Seminole Electric Co-op
             Inc
  24,000       Ser 1984 D (NRU-CFC Gtd)..................................   4.35    12/15/00      24,000,000
  13,265       Ser 1984 H-3 (NRU-CFC Gtd)................................   4.05    09/15/00      13,265,000
  19,400     Volusia County Health Facilities Authority, Pooled Ser 1985
               (FGIC)**..................................................   4.85    07/10/00      19,400,000
             GEORGIA
  21,000     Albany-Dougherty County Hospital Authority, Phoebe-Putney
               Memorial Hospital Ser 1991 (AMBAC)**......................   4.80    07/10/00      21,000,000
   7,000     Clayton County, Delta Airlines Project Ser 2000 A...........   4.70    07/10/00       7,000,000
  13,900     Clayton County Hospital Authority, Southern Regional Medical
               Center Ser 1998B**........................................   4.80    07/10/00      13,900,000
             IDAHO
   8,755     Idaho Health Facilities Authority, St Luke's Regional
               Medical Center Ser 1995...................................   4.60    07/03/00       8,755,000
             ILLINOIS
  15,000     Chicago, Tender Notes Ser 2000 A............................   3.90    12/07/00      15,000,000
  33,000     Illinois Development Finance Authority, Palos Community
               Hospital Ser 1994.........................................   4.80    07/10/00      33,000,000
             Illinois Health Facilities Authority,
   6,200     Northwestern Memorial Hospital Ser 1995.....................   4.60    07/03/00       6,200,000
   4,550     Resurrection Health Care System Ser 1999A (FSA).............   4.65    07/03/00       4,550,000
             INDIANA
   8,500     Indiana Development Finance Authority, Southern Indiana
               Gas & Electric Co 1998 Ser A..............................   4.30    03/01/01       8,500,000
  21,200     Indiana Hospital Equipment Financing Authority, Ser 1985 A
               (MBIA)....................................................   4.85    07/10/00      21,200,000
  22,300     Indianapolis, Res Recov Ogden Martin Systems Inc Ser 1987
               (AMT).....................................................   4.55    07/03/00      22,300,000
   8,400     Petersburg, Indianapolis Power & Light Co Ser 1995B
               (AMBAC)...................................................   4.80    07/10/00       8,400,000
             KENTUCKY
   7,000     Jamestown, Union Underwear Co 1983 Ser A....................   4.95    07/10/00       7,000,000
  13,000     Louisville & Jefferson County Regional Airport Authority,
               United Parcel Service Worldwide Forwarding Inc 1999 Ser C
               (AMT).....................................................   4.55    07/03/00      13,000,000
             LOUISIANA
  14,500     New Orleans Aviation Board, Ser 1993 B (MBIA)...............   4.80    07/10/00      14,500,000
             MARYLAND
             Maryland Health & Higher Educational Facilities Authority,
   6,900       Johns Hopkins Hospital Ser A..............................   4.90    07/10/00       6,900,000
   9,720     North Arundel Hospital Ser 1997A............................   4.80    07/10/00       9,720,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                  COUPON   DEMAND
THOUSANDS                                                                  RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------
 $15,860     Washington Suburban Sanitary District, 1998 Ser BANs........   4.75 %  07/10/00  $   15,860,000
             MASSACHUSETTS
  34,000     Massachusetts, Refg 1998 Ser A..............................   4.50    07/10/00      34,000,000
             Massachusetts Health & Educational Facilities Authority,
   9,900       Amherst College Ser F.....................................   4.70    07/10/00       9,900,000
  13,000     Capital Asset Ser D (MBIA)..................................   4.45    07/03/00      13,000,000
  41,690     Harvard University Ser 1985 I...............................   4.50    07/10/00      41,690,000
  16,205     Williams College Ser E......................................   4.55    07/10/00      16,205,000
  26,000     Massachusetts Water Resources Authority, Multi-Modal Sub
               1999 Ser B................................................   4.40    07/10/00      26,000,000
             MICHIGAN
             Delta County Economic Development Corporation, Mead-Escanaba
             Paper Co
   6,900       Ser 1985 C................................................   4.45    07/03/00       6,900,000
   5,000       Ser 1985 E................................................   4.50    07/03/00       5,000,000
   3,500     Michigan Strategic Fund, Detroit Edison Co Ser 1995 CC......   4.60    07/03/00       3,500,000
             MINNESOTA
   1,700     Beltrami County, Environmental Northwood Panelboard Co
               Ser 1991..................................................   4.45    07/03/00       1,700,000
  30,985     Minneapolis, Convention Center Ser 1999.....................   4.60    07/10/00      30,985,000
   4,900     Minneapolis & St Paul Housing & Redevelopment Authority,
               Children's Health Care Ser 1995B (FSA)....................   4.65    07/03/00       4,900,000
  20,000     University of Minnesota Regents, Ser 1999A..................   4.80    07/10/00      20,000,000
             MISSOURI
   4,000     Columbia, Water & Electric Ser B............................   4.75    07/10/00       4,000,000
  22,200     Missouri Health & Educational Facilities Authority,
               Washington University Ser 1996 C & 2000 B.................   4.50    07/03/00      22,200,000
             NEVADA
             Clark County,
  30,000       Airport Impr Refg 1993 Ser A (MBIA).......................   4.70    07/10/00      30,000,000
   9,000       Airport Sub Lien Ser 1999 B-1 (AMT).......................   4.80    07/10/00       9,000,000
             NEW HAMPSHIRE
  10,000     New Hampshire Higher Educational & Health Facilities
               Authority, St Paul's School Ser 1998......................   4.75    07/10/00      10,000,000
             NEW JERSEY
  32,500     New Jersey Educational Facilities Authority, College of New
               Jersey Ser 1999A (AMBAC)..................................   4.45    07/10/00      32,500,000
  22,800     New Jersey Turnpike Authority, Ser 1991 D (FGIC)............   4.20    07/10/00      22,800,000
             NEW MEXICO
  23,500     Albuquerque, Airport Sub Lien Ser 1995 (AMBAC)..............   4.70    07/10/00      23,500,000
             NEW YORK
   6,000     New York City, 1992 Ser D (FGIC)............................   4.65    07/10/00       6,000,000
   2,150     New York City Municipal Water Finance Authority, 1994 Ser C
               (FGIC)....................................................   4.45    07/03/00       2,150,000
  11,000     New York State Dormitory Authority, Cornell University
               Ser 1990B.................................................   4.45    07/03/00      11,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                  COUPON   DEMAND
THOUSANDS                                                                  RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------
             New York State Local Government Assistance Corporation,
 $14,800       Ser 1994B.................................................   4.35 %  07/10/00  $   14,800,000
   9,600       Ser 1995G.................................................   4.40    07/10/00       9,600,000
   4,100     Port Authority of New York & New Jersey, Ser 2..............   4.30    07/03/00       4,100,000
             NORTH CAROLINA
   9,705     Charlotte, Airport Refg Ser 1993A (MBIA)....................   4.70    07/10/00       9,705,000
  23,500     Charlotte-Mecklenberg Hospital Authority, Health Care System
               Ser C.....................................................   4.65    07/10/00      23,500,000
  14,800     Durham, Ser 1993A COPs......................................   4.85    07/10/00      14,800,000
             North Carolina Educational Facilities Finance Agency,
   7,000       The Bowman Gray School of Medicine Ser 1996...............   4.90    07/10/00       7,000,000
  23,200       Duke University Ser 1987A & 1991B.........................   4.75    07/10/00      23,200,000
             NORTH DAKOTA
  12,000     North Dakota Housing Finance Agency, Housing Finance Program
               2000 Ser B (AMT)..........................................   4.25    03/01/01      12,000,000
             OHIO
   9,800     Cleveland, Airport System Ser 1997 D (AMT)..................   4.80    07/10/00       9,800,000
  11,300     Columbus, Unlimited Tax Ser 1995-1..........................   4.60    07/10/00      11,300,000
   1,300     Ohio Air Quality Development Authority, Sohio Air-British
               Petroleum Co Ser 1995.....................................   4.50    07/03/00       1,300,000
             OKLAHOMA
             Oklahoma Water Resources Board,
  34,205       State Loan Program Ser 1994A & Ser 1995...................   4.05    09/01/00      34,205,000
  15,000       State Loan Program Ser 1999...............................   4.10    09/01/00      15,000,000
             OREGON
  20,000     Oregon, Veterans' Ser 73 E..................................   4.75    07/10/00      20,000,000
             PENNSYLVANIA
   3,100     Delaware County Industrial Development Authority, United
               Parcel Service of America Inc Ser 1985....................   4.45    07/03/00       3,100,000
   2,800     Lehigh County General Purpose Authority, Lehigh Valley
               Hospital Ser 1999 B (MBIA)................................   4.50    07/03/00       2,800,000
             Pennsylvania Higher Education Assistance Agency,
   8,000       1999 Ser A (AMBAC) (AMT)..................................   4.80    07/10/00       8,000,000
  16,500       Student Loan 1997 Ser A (AMT).............................   5.10    07/10/00      16,500,000
  20,000     Pennsylvania Turnpike Commission, Ser Q of 1998.............   4.50    07/03/00      20,000,000
   6,400     Philadelphia Industrial Development Authority, The Fox Chase
               Cancer Center Ser 1997....................................   4.50    07/03/00       6,400,000
  24,800     York General Authority, Harrisburg School District Subser
               1996B (AMBAC).............................................   4.75    07/10/00      24,800,000
             SOUTH CAROLINA
  14,385     York County, North Carolina Electric Membership Corporation,
               Ser 1984 N-5 (NRU-CFC Gtd)................................   4.05    09/15/00      14,385,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                  COUPON   DEMAND
THOUSANDS                                                                  RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------
             TENNESSEE
 $ 9,900     Chattanooga-Hamilton County Hospital Authority, Erlanger
               Medical Center Ser 1987...................................   4.55 %  07/03/00  $    9,900,000
  64,050     Montgomery County Public Building Authority, County Pool
               Ser 1997 & 1999...........................................   4.75    07/10/00      64,050,000
             TEXAS
  28,000     Dallas Area Rapid Transit, North Central Light Rail
               Ser 2000..................................................   4.75    07/10/00      28,000,000
   6,100     Harris County Health Facilities Development Corporation, St
               Luke's Episcopal Hospital Ser 1997 A......................   4.55    07/03/00       6,100,000
  24,400     Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994
               E.........................................................   4.70    07/10/00      24,400,000
  10,000     Texas Municipal Gas Corporation, Senior Lien Gas Reserve
               Ser 1998..................................................   4.70    07/10/00      10,000,000
             UTAH
  20,000     Intermountain Power Agency, 1985 Ser E (AMBAC)..............   4.075   09/15/00      20,000,000
  18,500     Salt Lake City, IHC Health Services Inc Ser 1990 B..........   4.75    07/10/00      18,500,000
  14,375     Utah County Environmental Improvement, USX Corp Ser 1995....   3.85    10/05/00      14,375,000
             VERMONT
  40,700     Vermont Educational & Health Buildings Financing Agency,
               Fletcher Allen Health Care Ser 2000B (AMBAC)..............   4.70    07/10/00      40,700,000
             WASHINGTON
  15,000     Port of Seattle, 1997 Ser A (AMT)...........................   4.95    07/10/00      15,000,000
  20,300     Washington, Ser 1996 A......................................   4.80    07/10/00      20,300,000
             WISCONSIN
   9,500     Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)................   5.10    07/10/00       9,500,000
             WYOMING
  14,000     Lincoln County, Exxon Corp Ser 1987 B (AMT).................   4.55    07/03/00      14,000,000
             PUERTO RICO
   4,000     Puerto Rico Government Development Bank, Refg Ser 1985
               (MBIA)....................................................   4.60    07/10/00       4,000,000
                                                                                              --------------

             TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (COST $1,754,890,000)..........................................................   1,754,890,000
                                                                                              --------------

                                                                                   YIELD TO
                                                                                   MATURITY
                                                               COUPON   MATURITY  ON DATE OF
                                                                RATE      DATE     PURCHASE
                                                               -------  --------  ----------
            TAX-EXEMPT COMMERCIAL PAPER (29.3%)
            ARIZONA
  7,750     Maricopa County Pollution Control Corporation,
              Southern California Edison Co 1985 Ser B.......   4.65 %  07/20/00      4.65%        7,750,000
            COLORADO
            Platte River Power Authority,
 10,000       Electric Sub Lien S-1..........................   4.65    07/19/00      4.65        10,000,000
 15,000       Electric Sub Lien S-1..........................   4.10    08/15/00      4.10        15,000,000
 10,000     University of Colorado Regents, Ser A............   4.25    09/28/00      4.25        10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   YIELD TO
PRINCIPAL                                                                          MATURITY
AMOUNT IN                                                       COUPON   MATURITY  ON DATE OF
THOUSANDS                                                        RATE     DATE     PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------
             DISTRICT OF COLUMBIA
 $10,000     District of Columbia, The American National Red
               Cross Issue Ser 2000...........................   4.20 %  09/11/00      4.20%   $   10,000,000
             FLORIDA
  12,770     Jacksonville Electric Authority, Ser C...........   4.05    08/09/00      4.05        12,770,000
   7,000     Orlando Utility Commission, Water & Electric
               Systems Ser 1999 A.............................   4.55    09/08/00      4.55         7,000,000
             St Lucie County,
   4,900       Florida Power & Light Co Ser 1992..............   4.65    09/11/00      4.65         4,900,000
   5,600       Florida Power & Light Co Ser 1992..............   4.70    09/11/00      4.70         5,600,000
             Sunshine State Governmental Financing Commission,
  10,000       Ser A..........................................   4.00    07/31/00      4.00        10,000,000
  18,000       Ser C (AMT)....................................   4.05    07/31/00      4.05        18,000,000
             HAWAII
  17,900     Honolulu City & County, Ser 1998 BANs............   3.90    07/12/00      3.90        17,900,000
             ILLINOIS
             Illinois Educational Facilities Authority,
   9,000       Pooled Financing Ser 1998......................   4.65    09/12/00      4.65         9,000,000
  15,000       The University of Chicago......................   3.95    07/27/00      3.95        15,000,000
  10,000     Illinois Health Facilities Authority, SSM Health
               Care Ser 1998 B (MBIA).........................   3.95    07/11/00      3.95        10,000,000
             INDIANA
  15,000     Indiana State Office Building Commission, Hoosier
               Notes Ser A....................................   4.25    10/23/00      4.25        15,000,000
             Petersburg,
  10,000       Indianapolis Power & Light Co Ser 1991.........   4.60    09/12/00      4.60        10,000,000
  20,000       Indianapolis Power & Light Co Ser 1991.........   4.50    10/11/00      4.50        20,000,000
             KENTUCKY
  15,000     Kentucky Asset/Liability Commission 1999 1st
               Ser............................................   4.40    07/12/00      4.40        15,000,000
             LOUISIANA
  10,000     Louisiana Public Facilities Authority, Christus
               Health Ser 1999 B (AMBAC)......................   4.70    07/26/00      4.70        10,000,000
  14,450     Plaquemines Port Harbor & Terminal District,
               Electric - Coal Transfer Co Ser 1985 B.........   4.35    08/24/00      4.35        14,450,000
             MARYLAND
  16,000     Baltimore County, Baltimore Gas & Electric Co
               Ser 1985.......................................   4.20    08/14/00      4.20        16,000,000
             MASSACHUSETTS
             Massachusetts Water Resources Authority,
  25,500       Ser 1995.......................................   4.00    07/27/00      4.00        25,500,000
  10,000       Ser 1999.......................................   4.35    08/14/00      4.35        10,000,000
             MINNESOTA
             Rochester,
  23,500       Mayo Foundation/Mayo Medical Center Ser 1988
               F..............................................   4.20    09/13/00      4.20        23,500,000
  15,550       Mayo Foundation/Mayo Medical Center Ser 1992
               C..............................................   4.40    09/06/00      4.40        15,550,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   YIELD TO
PRINCIPAL                                                                          MATURITY
AMOUNT IN                                                       COUPON   MATURITY  ON DATE OF
THOUSANDS                                                        RATE     DATE     PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------
             NEBRASKA
             Nebraska Public Power District,
 $10,000       Ser A Notes....................................   4.00 %  07/31/00      4.00%   $   10,000,000
  12,000       Ser A Notes....................................   4.20    09/13/00      4.20        12,000,000
             NEW HAMPSHIRE
             New Hampshire State Business Finance Authority,
  17,000       New England Power Co Ser 1993 A (AMT)..........   4.45    07/24/00      4.45        17,000,000
   6,500       New England Power Co Ser 1993 B................   4.65    07/20/00      4.65         6,500,000
  18,600       New England Power Co Ser 1993 B................   4.40    07/25/00      4.40        18,600,000
             NEW YORK
   6,500     Long Island Power Authority, Electric System
               Subser 3.......................................   4.00    08/10/00      4.00         6,500,000
   7,200     Metropolitan Transportation Authority, Transit
               Facilities
               Ser CP-1 Subser A BANs.........................   4.05    08/08/00      4.05         7,200,000
  25,000     New York City Municipal Water Finance Authority,
               Ser 3 Resolution...............................   3.95    07/13/00      3.95        25,000,000
   7,900     New York State Power Authority, Ser 4............   3.95    07/19/00      3.95         7,900,000
             OKLAHOMA
             Oklahoma City Industrial & Cultural Facilities
             Trust,
  10,000       SSM Healthcare Ser 1998 B (MBIA)...............   3.90    07/18/00      3.90        10,000,000
   8,000       SSM Healthcare Ser 1998 B (MBIA)...............   3.90    07/19/00      3.90         8,000,000
   8,895       SSM Healthcare Ser 1998 B (MBIA)...............   4.50    08/22/00      4.50         8,895,000
             PENNSYLVANIA
   9,100     Delaware County Industrial Development Authority,
               PECO Energy Co Ser 1988 C (FGIC)...............   4.05    08/10/00      4.05         9,100,000
  12,000     Montgomery County Industrial Development
               Authority, PECO Energy Co Ser 1994 A...........   4.50    09/06/00      4.50        12,000,000
             SOUTH CAROLINA
             South Carolina Public Service Authority,
  13,700       Santee Cooper Ser 1998.........................   4.20    08/17/00      4.20        13,700,000
  30,000       Santee Cooper Ser 1998.........................   4.65    09/07/00      4.65        30,000,000
  10,000       Santee Cooper Ser 1998.........................   4.35    09/20/00      4.35        10,000,000
   7,000       Santee Cooper Ser 1998.........................   4.45    10/11/00      4.45         7,000,000
             TEXAS
  15,000     Bexar Metropolitan Water District, Ser 1997......   4.50    08/17/00      4.50        15,000,000
   8,000     Dallas Area Rapid Transit, Sales Tax Ser A.......   3.95    07/26/00      3.95         8,000,000
  14,000     Houston, 1993 Ser A..............................   4.10    09/14/00      4.10        14,000,000
             Houston,
  13,000       Water & Sewer 1994 Ser A.......................   4.10    07/19/00      4.10        13,000,000
  13,500       Water & Sewer 1994 Ser A.......................   3.85    07/20/00      3.85        13,500,000
  10,000       Water & Sewer 1994 Ser A.......................   3.85    07/25/00      3.85        10,000,000
  10,000     Texas A&M University, Ser 1993 B.................   4.20    09/08/00      4.20        10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   YIELD TO
PRINCIPAL                                                                          MATURITY
AMOUNT IN                                                       COUPON   MATURITY  ON DATE OF
THOUSANDS                                                        RATE     DATE     PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------
             Texas Municipal Power Agency,
 $ 7,000       Ser 1991.......................................   4.05 %  07/17/00      4.05%   $    7,000,000
  15,000       Ser 1991.......................................   4.25    08/16/00      4.25        15,000,000
  20,000       Ser 1991.......................................   4.45    08/29/00      4.45        20,000,000
             Texas Public Finance Authority,
  10,000       Ser 1993 A.....................................   3.90    07/10/00      3.90        10,000,000
   8,100       Ser 1993 A.....................................   4.60    07/25/00      4.60         8,100,000
  10,000       Ser 1993 A.....................................   4.25    08/28/00      4.25        10,000,000
             UTAH
   7,300     Intermountain Power Agency, 1985 Ser F 2
               (AMBAC)........................................   4.30    09/08/00      4.30         7,300,000
             WASHINGTON
             King County,
  15,000       Sewer Ser A....................................   4.40    09/19/00      4.40        15,000,000
  10,000       Sewer Ser A....................................   4.50    10/12/00      4.50        10,000,000
             WISCONSIN
             Wisconsin Health & Educational Facilities
             Authority,
  11,440       SSM Health Care Ser 1998 B (MBIA)..............   3.85    07/25/00      3.85        11,440,000
  13,080       SSM Health Care Ser 1998 B (MBIA)..............   4.50    08/23/00      4.50        13,080,000
             WYOMING
  11,000     Sweetwater County, Pacificorp Ser 1988 A.........   4.00    07/19/00      4.00        11,000,000
                                                                                               --------------

             TOTAL TAX-EXEMPT COMMERCIAL PAPER
             (COST $778,735,000).............................................................     778,735,000
                                                                                               --------------

             SHORT-TERM MUNICIPAL NOTES & BONDS (6.6%)
             ARIZONA
  15,000     Arizona School District, Ser 1999A TANs COPs, dtd
               08/19/99.......................................   4.05    07/31/00      3.58        15,005,589
             IDAHO
  15,000     Idaho, Ser 2000 TANs, dtd 07/03/00 (WI)..........   5.375   06/29/01      4.37        15,142,800
             ILLINOIS
  12,000     Illinois, Illinois FIRST Ser of June 2000........   5.00    06/01/01      4.39        12,064,607
             IOWA
  20,000     Iowa School Corporations, Warrant Certificates
               2000-2001 Ser A (FSA), dtd 06/22/00............   5.50    06/22/01      4.49        20,188,367
             KENTUCKY
  30,000     Kentucky Assset/Liability Commission, 2000 Ser A
               TRANs, dtd 07/03/00 (WI).......................   5.25    06/27/01      4.54        30,200,400
             MASSACHUSETTS
  17,645     Massachusetts, 2000 Ser B, dtd 06/01/00..........   5.50    06/01/01      4.40        17,816,736
             NEW YORK
  12,000     New York State Local Government Assistance
               Corporation, Ser 1991C.........................   7.00    04/01/01++     4.20       12,534,897
             PENNSYLVANIA
  13,300     Temple University, University Funding
               Ser of 2000, dtd 05/11/00......................   5.00    05/10/01      4.25        13,381,886

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                                                   YIELD TO
PRINCIPAL                                                                          MATURITY
AMOUNT IN                                                       COUPON   MATURITY  ON DATE OF
THOUSANDS                                                        RATE     DATE     PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------
             TEXAS
 $20,000     Texas, Ser 1999A TRANs, dtd 09/01/99.............   4.50 %  08/31/00      3.70%   $   20,025,771
             WYOMING
  20,000     Wyoming, Education Fund Ser 2000B TRANs, dtd
               07/05/00 (WI)..................................   5.25    06/27/01      4.33        20,172,600
                                                                                               --------------

             TOTAL SHORT-TERM MUNICIPAL NOTES & BONDS
             (COST $176,533,653).............................................................     176,533,653
                                                                                               --------------

             TOTAL INVESTMENTS
             (COST $2,710,158,653) (a)..........................................      101.9%    2,710,158,653

             LIABILITIES IN EXCESS OF OTHER ASSETS..............................       (1.9)      (49,814,849)
                                                                                  ---------   ---------------

             NET ASSETS.........................................................      100.0%  $ 2,660,343,804
                                                                                  ---------   ---------------
                                                                                  ---------   ---------------

---------------------

 AMT    Alternative Minimum Tax.
 BANs   Bond Anticipation Notes.
 COPs   Certificates of Participation.
NRU-CFC National Rural Utilities - Cooperative Finance Corporation.
 TANs   Tax Anticipation Notes.
TRANs   Tax and Revenue Anticipation Notes.
  WI    Security purchased on a "when-issued" basis.
  +     Rate shown is the rate in effect at June 30, 2000.
  ++    Prerefunded to call date shown.
  *     Date on which the principal amount can be recovered through demand.
  ** All or a portion of these securities have been segregated in connection with the purchase of "when-issued" securities.
 (a)    Cost is the same for federal income tax purposes.

BOND INSURANCE:
---------------
AMBAC   AMBAC Assurance Corporation.
 FGIC   Financial Guaranty Insurance Company.
 FSA    Financial Security Assurance Inc.
 MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (cost $2,710,158,653).....................................................................  $2,710,158,653
Cash........................................................................................         862,379
Interest receivable.........................................................................      16,034,327
Prepaid expenses and other assets...........................................................          59,777
                                                                                              --------------

     TOTAL ASSETS...........................................................................   2,727,115,136
                                                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................................................      65,515,800
    Investment management fee...............................................................         834,794
    Plan of distribution fee................................................................         229,046
Accrued expenses............................................................................         191,692
                                                                                              --------------

     TOTAL LIABILITIES......................................................................      66,771,332
                                                                                              --------------

     NET ASSETS.............................................................................  $2,660,343,804
                                                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,660,363,033
Accumulated undistributed net investment income.............................................          13,040
Accumulated net realized loss...............................................................         (32,269)
                                                                                              --------------

     NET ASSETS.............................................................................  $2,660,343,804
                                                                                              ==============

NET ASSET VALUE PER SHARE,
  2,660,376,730 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)...........................................           $1.00
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $92,746,848
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    9,548,312
Plan of distribution fee.......................................................................    2,533,648
Transfer agent fees and expenses...............................................................      342,054
Registration fees..............................................................................      212,633
Custodian fees.................................................................................      106,605
Shareholder reports and notices................................................................       82,862
Professional fees..............................................................................       74,040
Trustees' fees and expenses....................................................................       17,882
Other..........................................................................................       28,157
                                                                                                 -----------

     TOTAL EXPENSES............................................................................   12,946,193

Less: expense offset...........................................................................     (106,399)
                                                                                                 -----------

     NET EXPENSES..............................................................................   12,839,794
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   79,907,054

     NET REALIZED LOSS.........................................................................      (32,269)
                                                                                                 -----------

NET INCREASE...................................................................................  $79,874,785
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 2000   JUNE 30, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $   79,907,054  $   58,616,609
Net realized gain (loss)....................................................         (32,269)         23,373
                                                                              --------------  --------------

     NET INCREASE...........................................................      79,874,785      58,639,982
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................     (79,907,189)    (58,616,865)
Net realized gain...........................................................        --               (22,054)
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................     (79,907,189)    (58,638,919)
                                                                              --------------  --------------
Net increase from transactions in shares of beneficial interest.............     370,566,468     420,417,833
                                                                              --------------  --------------

     NET INCREASE...........................................................     370,534,064     420,418,896

NET ASSETS:
Beginning of period.........................................................   2,289,809,740   1,869,390,844
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $13,040 AND $9,578,
    RESPECTIVELY)...........................................................  $2,660,343,804  $2,289,809,740
                                                                              ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding
$500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

exceeding $1 billion; 0.35% to the portion of daily net assets exceeding
$1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding
$3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2000, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2000 aggregated $5,356,487,672 and $5,069,860,950, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2000, included in Trustees' fees and expenses in the Statement of Operations amounted to $5,973. At June 30, 2000, the Fund had an accrued pension liability of $51,839 which is included in accrued expenses in the Statement of Assets and Liabilities.

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR      FOR THE YEAR
                                                                        ENDED             ENDED
                                                                    JUNE 30, 2000     JUNE 30, 1999
                                                                   ---------------   ---------------
Shares sold......................................................    9,830,192,933     7,461,949,724
Shares issued in reinvestment of dividends and distributions.....       79,907,189        58,638,919
                                                                   ---------------   ---------------
                                                                     9,910,100,122     7,520,588,643
Shares repurchased...............................................   (9,539,533,654)   (7,100,170,810)
                                                                   ---------------   ---------------
Net increase in shares outstanding...............................      370,566,468       420,417,833
                                                                   ===============   ===============

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $32,000 during fiscal 2000.

As of June 30, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences attributable to nondeductible expense. To reflect reclassification arising from the permanent difference, paid-in-capital was charged and undistributed net investment income was credited $3,597.

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF ACTIVE ASSETS TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the years in the four-year period ended June 30, 1999 were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2000, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Active Assets Tax-Free Trust

In our opinion, the statement of changes in net assets and the financial highlights of Active Assets Tax-Free Trust (the "Fund") (not presented separately herein) presents fairly, in all material respects, the changes in its net assets for the year ended June 30, 1999 and the financial highlights for each of the four years in the period ended June 30, 1999, in conformity with generally accepted accounting principles. This financial statement and financial highlights (hereafter referred to as "financial statements") (are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to June 30, 1999.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
August 5, 1999

ACTIVE ASSETS TAX-FREE TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the year ended June 30, 2000.

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


The information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Prospectus and Statement of Additional Information. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.


YEAR ENDED JUNE 30,                                 2000          1999          1998          1997        1996
-----------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------
 Net income from investment operations               0.026         0.023         0.028         0.028       0.028
-----------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income          (0.026)       (0.023)       (0.028)       (0.028)     (0.028)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                         2.60%         2.31%         2.84%         2.83%       2.82%
-----------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
 Expenses                                             0.61%         0.63%(1)       0.64%        0.66%(1)     0.67%
-----------------------------------------------------------------------------------------------------------------
 Net investment income                                2.55%         2.28%         2.79%         2.78%       2.79%
-----------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands          $697,703      $625,753      $549,779      $431,382    $384,218
-----------------------------------------------------------------------------------------------------------------

 (1) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

PRINCIPAL
AMOUNT IN                                                               COUPON      DEMAND
THOUSANDS                                                               RATE+       DATE*        VALUE
-----------------------------------------------------------------------------------------------------------
             CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (70.6%)
 $10,000     ABAG Finance Authority for Nonprofit Corporations,
               Episcopal Homes Foundation Ser 2000 COPs..............     4.40%    07/10/00  $   10,000,000
  10,850     Anaheim, 1993 COPs (AMBAC)..............................     4.30     07/10/00      10,850,000
  20,300     Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)......     4.45     07/10/00      20,300,000
  11,970     California Alternative Energy Source Financing
               Authority, General Electric Capital Corp-Arroyo Energy
               1993 Ser B (AMT)**....................................     4.30     07/10/00      11,970,000
             California Educational Facilities Authority,
  10,000       California Institute of Technology Ser 1994...........     4.30     07/10/00      10,000,000
  15,165       Stanford University Ser L-5...........................     4.30     07/10/00      15,165,000
             California Health Facilities Financing Authority,
  11,000       Adventist Health System/West 1998 Ser A (MBIA)........     4.00     07/03/00      11,000,000
  14,000       Memorial Health Services 1994 Ser.....................     4.40     07/10/00      14,000,000
   3,825       St Joseph Health System Ser 1985A.....................     4.15     07/03/00       3,825,000
             California Housing Finance Agency,
   6,600       Home Mortgage 2000 Ser G (AMT) (FSA)..................     4.35     07/10/00       6,600,000
   9,150       Single Family Mortgage 1999 Ser E (AMT)...............     3.40     08/01/00       9,150,000
             California Pollution Control Financing Authority,
   5,040       Chevron USA Inc Ser 1983..............................     3.80     11/15/00       5,042,196
   4,000       Chevron USA Inc Ser 1984..............................     4.15     05/15/01       4,000,000
  10,485       Chevron USA Inc Ser 1984B.............................     4.25     06/15/01      10,489,463
  24,500     California Public Capital Improvements Financing
               Authority, Pooled Ser 1988 C..........................     4.00     09/15/00      24,500,000
             California Statewide Communities Development Authority,
  15,500       John Muir/Mt Diablo Health System Ser 1997 COPs
               (AMBAC)...............................................     4.00     07/03/00      15,500,000
   6,100       St Joseph Health System COPs **.......................     4.35     07/10/00       6,100,000
   9,300     Contra Costa County, Multi-Family The Park Regency 1992
               Ser A (AMT)...........................................     4.40     07/10/00       9,300,000
  10,000     Eastern Municipal Water District, Water & Sewer
               Ser 1993B COPs (FGIC).................................     4.25     07/10/00      10,000,000
   4,200     Elsinore Valley Municipal Water District, Ser 2000 A
               COPs (FGIC)...........................................     4.25     07/10/00       4,200,000
  10,500     Fremont, Creekside Village Multi-Family Issue D of
               1985..................................................     4.35     07/10/00      10,500,000
             Irvine Assessment District,
   4,500       No 87-8 Improvement Bond Act 1915.....................     4.15     07/03/00       4,500,000
   3,555       No 94-13 Improvement Bond Act 1915....................     4.15     07/03/00       3,555,000
   9,562       No 97-17 Improvement Bond Act 1915....................     4.15     07/03/00       9,562,000
   3,400     Irvine Ranch Water District, 1986 Capital Improvement
               COPs..................................................     3.50     07/03/00       3,400,000
             Los Angeles, Multi-Family
   7,300       1985 Ser K............................................     4.40     07/10/00       7,300,000
   4,500       1994 Ser A (AMT)......................................     4.30     07/03/00       4,500,000
   7,755     Los Angeles County Metropolitan Transportation
               Authority, Prop C Sales Tax Refg Ser 1993-A (MBIA)....     4.25     07/10/00       7,755,000
   2,100     Los Angeles County Transportation Commission, Sales Tax
               Ser 1992-A (FGIC).....................................     4.30     07/10/00       2,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                              COUPON      DEMAND
THOUSANDS                                                               RATE+       DATE*        VALUE
-----------------------------------------------------------------------------------------------------------
             Los Angeles Department of Water & Power, Electric Plant
 $28,000       Second Issue of 2000 Ser A & D........................     4.25%    07/10/00  $   28,000,000
   2,700     M-S-R Public Power Agency, San Juan Sub Lien Ser 1998F
               (MBIA)................................................     4.15     07/03/00       2,700,000
             Metropolitan Water District of Southern California,
   6,000       Water 1998 Ser C......................................     4.15     07/10/00       6,000,000
   5,600       Water 1999 Ser C......................................     4.15     07/03/00       5,600,000
   3,000     Monterey County Financing Authority, 1995 Ser A.........     4.30     07/10/00       3,000,000
  16,300     Monterey Peninsula Water Management District, Wastewater
               Ser 1992 COPs.........................................     4.45     07/10/00      16,300,000
  16,000     Newport Beach, Hoag Memorial Hospital Presbyterian
               Ser 1992 & 1996 Ser B.................................     4.25     07/03/00      16,000,000
  12,800     Oakland-Alameda County Coliseum Authority, Oakland
               Coliseum 2000 Refg Ser C-2............................     4.40     07/10/00      12,800,000
             Oakland Joint Powers Financing Authority,
  12,000       1998 Ser A-1 (FSA)**..................................     4.25     07/10/00      12,000,000
   7,100       1998 Ser A-2 (FSA)....................................     4.25     07/10/00       7,100,000
  22,100     Rancho California Water District Financing Authority,
               Ser of 1998A (FGIC)...................................     4.25     07/10/00      22,100,000
   3,800     Redlands, Orange Village Apts 1988 Ser A (AMT)..........     4.30     07/10/00       3,800,000
   7,345     Sacramento County, Administration Center & Courthouse
               1990 COPs.............................................     4.35     07/10/00       7,345,000
  20,000     San Bernardino County, Medical Center Financing
               Ser 1998 COPs (MBIA)..................................     4.70     07/10/00      20,000,000
   3,415     San Jacinto Unified School District, 1997 COPs (FSA)....     4.35     07/10/00       3,415,000
   7,200     San Jose Redevelopment Agency, Merged Area 1996
               Ser B.................................................     4.40     07/10/00       7,200,000
  10,000     Santa Clara County Financing Authority, Valley Medical
               Center 1994 Ser B.....................................     4.30     07/10/00      10,000,000
  10,000     Southern California Public Power Authority, Transmission
               1991 Sub
               Refg Ser (AMBAC)......................................     4.30     07/10/00      10,000,000
  10,000     Stanislaus Waste-to-Energy Financing Agency, Ogden
               Martin Systems Inc Ser 2000 (MBIA)....................     4.35     07/10/00      10,000,000
   6,200     Turlock Irrigation District, 1988 Ser A.................     4.25     07/10/00       6,200,000
  15,060     West Basin Municipal Water District, Ser 1997B COPs.....     4.25     07/10/00      15,060,000

             PUERTO RICO
   3,000     Puerto Rico Government Development Bank, Refg Ser 1985
               (MBIA)................................................     4.60     07/10/00       3,000,000
                                                                                             --------------

             TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (COST $492,783,659)...........................................................     492,783,659
                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                            COUPON    MATURITY   YIELD TO
PRINCIPAL                                                                        MATURITY
AMOUNT IN                                                                       ON DATE OF
THOUSANDS                                                    RATE       DATE     PURCHASE       VALUE
----------------------------------------------------------------------------------------------------------
             CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (22.4%)
             California Pollution Control Financing
             Authority,
 $ 9,000       Southern California Edison Co Ser 1985 A...   4.10%    07/19/00       4.10%   $  9,000,000
   7,500       Southern California Edison Co Ser 1985 A...   3.90     10/12/00       3.90       7,500,000
             East Bay Municipal Utility District,
   4,000       Water......................................   3.25     07/27/00       3.25       4,000,000
   5,000       Water Ser 1997.............................   2.90     07/11/00       2.90       5,000,000
             Los Angeles,
   8,000       Wastewater Ser 1997........................   3.30     08/08/00       3.30       8,000,000
  14,000       Wastewater Ser 1997........................   3.95     08/14/00       3.95      14,000,000
  10,000     Los Angeles County Metropolitan
               Transportation Authority, Sales Tax
               Ser A......................................   3.85     09/07/00       3.85      10,000,000
   5,000     Sacramento Municipal Utility District,
               Ser I......................................   3.30     09/21/00       3.30       5,000,000
             San Diego,
  11,500       San Diego Gas & Electric Co 1995 Ser B.....   3.85     08/22/00       3.85      11,500,000
   9,000       San Diego Gas & Electric Co 1995 Ser B.....   3.80     09/12/00       3.80       9,000,000
   8,000     San Diego County Water Authority, Ser #1.....   3.30     07/12/00       3.30       8,000,000
  14,000     San Francisco Bay Area Transit Financing
               Authority, Ser 1992 B......................   3.95     09/06/00       3.95      14,000,000
   3,325     San Francisco Airport Commission, San
               Francisco International Airport
               Ser 1997 A (AMT)...........................   3.40     08/15/00       3.40       3,325,000
             University of California Regents,
  14,000       Ser A......................................   3.00     08/10/00       3.00      14,000,000
   5,000       Ser A......................................   3.95     10/10/00       3.95       5,000,000
   5,000       Ser A......................................   3.90     10/11/00       3.90       5,000,000

             PUERTO RICO
             Puerto Rico Government Development Bank,
   6,000       Ser 1996...................................   3.35     08/17/00       3.35       6,000,000
   5,012       Ser 1996...................................   3.90     09/12/00       3.90       5,012,000
  12,832       Ser 1996...................................   4.25     11/08/00       4.25      12,832,000
                                                                                             ------------

             TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
             (COST $156,169,000)..........................................................    156,169,000
                                                                                             ------------

             CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (9.9%)
   7,000     Alameda County, 1999-2000 TRANs, dtd
               07/08/99...................................   4.00     07/07/00       3.32       7,000,755
             California School Cash Reserve Program
             Authority,
  26,000       1999 Pool Ser A (AMBAC), dtd 07/02/99......   4.00     07/03/00       3.10      26,001,240
  28,000       2000 Pool Ser A (AMBAC), dtd 07/03/00
               (WI).......................................   5.25     07/03/01       4.27      28,262,920

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000, CONTINUED

                                                            COUPON    MATURITY   YIELD TO
PRINCIPAL                                                                        MATURITY
AMOUNT IN                                                                       ON DATE OF
THOUSANDS                                                    RATE       DATE     PURCHASE       VALUE
----------------------------------------------------------------------------------------------------------
 $ 8,000     Ventura County, Ser 1999 TRANs, dtd
               07/01/99...................................   4.00%    07/06/00       3.20%   $  8,000,846
                                                                                             ------------

             TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
             (COST $69,265,761)...........................................................     69,265,761
                                                                                             ------------

TOTAL INVESTMENTS
(COST $718,218,420) (a)...................................................................  102.9%    718,218,420

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (2.9)    (20,515,647)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 697,702,773
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
TRANs  Tax and Revenue Anticipation Notes.
 WI    Security purchased on a "when-issued" basis.
  +    Rate shown is the rate in effect at June 30, 2000.
  *    Date on which the principal amount can be recovered through demand.
 ** This security has been segregated in connection with the purchase of a "when-issued" security.
 (a)   Cost is the same for federal income tax purposes.

BOND INSURANCE:
---------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (cost $718,218,420).........................................................................  $718,218,420
Cash..........................................................................................     3,311,064
Interest receivable...........................................................................     4,852,560
Prepaid expenses..............................................................................        14,424
                                                                                                ------------

     TOTAL ASSETS.............................................................................   726,396,468
                                                                                                ------------

LIABILITIES:
Payable for:
    Investments purchased.....................................................................    28,262,920
    Investment management fee.................................................................       277,282
    Plan of distribution fee..................................................................        58,010
Accrued expenses and other payables...........................................................        95,483
                                                                                                ------------

     TOTAL LIABILITIES........................................................................    28,693,695
                                                                                                ------------

     NET ASSETS...............................................................................  $697,702,773
                                                                                                ============

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $697,723,419
Accumulated undistributed net investment income...............................................           492
Net realized loss.............................................................................       (21,138)
                                                                                                ------------

     NET ASSETS...............................................................................  $697,702,773
                                                                                                ============

NET ASSET VALUE PER SHARE,
  697,723,419 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............................................         $1.00
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $23,579,858
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    3,534,793
Plan of distribution fee.......................................................................      736,235
Transfer agent fees and expenses...............................................................       87,813
Professional fees..............................................................................       71,798
Shareholder reports and notices................................................................       46,626
Registration fees..............................................................................       33,901
Custodian fees.................................................................................       33,781
Trustees' fees and expenses....................................................................       17,029
Other..........................................................................................        8,300
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    4,570,276

Less: expense offset...........................................................................      (33,709)
                                                                                                 -----------

     NET EXPENSES..............................................................................    4,536,567
                                                                                                 -----------

     NET INVESTMENT INCOME:....................................................................   19,043,291

     NET REALIZED LOSS.........................................................................      (21,138)
                                                                                                 -----------

NET INCREASE...................................................................................  $19,022,153
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR   FOR THE YEAR
                                                                                      ENDED          ENDED
                                                                                  JUNE 30, 2000  JUNE 30, 1999
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................  $ 19,043,291   $ 14,766,018
Net realized loss...............................................................       (21,138)       --
                                                                                  ------------   ------------

     NET INCREASE...............................................................    19,022,153     14,766,018

Dividends to shareholders from net investment income............................   (19,043,159)   (14,765,860)
Net increase from transactions in shares of beneficial interest.................    71,970,497     75,973,793
                                                                                  ------------   ------------

     NET INCREASE...............................................................    71,949,491     75,973,951

NET ASSETS:
Beginning of period.............................................................   625,753,282    549,779,331
                                                                                  ------------   ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $492 AND $360, RESPECTIVELY)................................................  $697,702,773   $625,753,282
                                                                                  ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2000, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2000 aggregated $1,658,528,920 and $1,642,563,950, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,109. At June 30, 2000, the Fund had an accrued pension liability of $41,323 which is included in accrued expenses in the Statement of Assets and Liabilities.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2000   JUNE 30, 1999
                                          --------------  --------------
Shares sold.............................   2,921,570,057   2,258,604,717
Shares issued in reinvestment of
 dividends..............................      19,043,159      14,765,860
                                          --------------  --------------
                                           2,940,613,216   2,273,370,577
Shares repurchased......................  (2,868,642,719) (2,197,396,784)
                                          --------------  --------------
Net increase in shares outstanding......      71,970,497      75,973,793
                                          ==============  ==============

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $21,100 during fiscal 2000.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the years in the four-year period ended June 30, 1999 were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2000, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Active Assets California Tax-Free Trust

In our opinion, the statement of changes in net assets and the financial highlights of Active Assets California Tax-Free Trust (the "Fund") (not presented separately herein) presents fairly, in all material respects, the changes in its net assets for the year ended June 30, 1999 and the financial highlights for each of the four years in the period ended June 30, 1999, in conformity with generally accepted accounting principles. This financial statement and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to June 30, 1999.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
August 5, 1999

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the year ended June 30, 2000.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


The information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Prospectus and Statement of Additional Information. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.


YEAR ENDED JUNE 30,                                 2000          1999          1998          1997        1996
-----------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------
 Net income from investment operations               0.050         0.045         0.049         0.048       0.049
-----------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income          (0.050)       (0.045)       (0.049)       (0.048)     (0.049)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                         5.17%         4.64%         5.05%         4.92%       5.03%
-----------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
 Expenses                                             0.59%         0.61%         0.63%         0.64%       0.65%
-----------------------------------------------------------------------------------------------------------------
 Net investment income                                5.03%         4.50%         4.93%         4.78%       4.93%
-----------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands          $932,466      $995,448      $698,977      $620,449    $571,400
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2000

                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES (94.3%)
$ 34,000   Federal Farm Credit Banks
             08/24/00 - 09/12/00.............................................     6.09 - 6.30    %  $ 33,662,577
 565,000   Federal Home Loan Banks
             07/03/00 - 04/12/01.............................................     6.07 - 7.11        557,717,617
 215,000   Federal Home Loan Mortgage Corp. 07/05/00 - 03/29/01..............     6.25 - 7.05        212,850,355
  76,175   Federal National Mortgage Assoc. 08/31/00 - 11/16/00..............     6.13 - 6.89         74,829,371
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (COST $879,059,920)....................................................................   879,059,920
                                                                                                    ------------

           U.S. GOVERNMENT OBLIGATION (0.8%)
   7,000   U.S. Treasury Bill
             09/07/00
             (COST $6,923,047)...............................................         6.00             6,923,047
                                                                                                    ------------

           REPURCHASE AGREEMENT (5.0%)
  47,000   Banc of America Securities LLC
             6.90% due 07/03/00 (dated 06/30/00;
             proceeds $47,027,025) (a)
             (COST $47,000,000)..............................................                         47,000,000
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $932,982,967) (b)............................................................  100.1%    932,982,967

LIABILITIES IN EXCESS OF OTHER ASSETS..............................................   (0.1)       (516,975)
                                                                                     -----   -------------

NET ASSETS.........................................................................  100.0%  $ 932,465,992
                                                                                     -----   -------------
                                                                                     -----   -------------

---------------------

(a) Collateralized by $7,309,269 Federal Home Loan Mortgage Corp. 7.50% due 05/01/30 valued at $7,239,087; and $44,322,830 Federal National Mortgage Assoc. 6.00% - 8.50% due 06/01/14 - 06/01/30 valued at $40,700,913.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (cost $932,982,967).........................................................................  $932,982,967
Cash..........................................................................................         4,386
Interest receivable...........................................................................         9,008
Prepaid expenses and other assets.............................................................        27,529
                                                                                                ------------

     TOTAL ASSETS.............................................................................   933,023,890
                                                                                                ------------

LIABILITIES:
Payable for:
    Investment management fee.................................................................       375,108
    Plan of distribution fee..................................................................        83,829
Accrued expenses and other payables...........................................................        98,961
                                                                                                ------------

     TOTAL LIABILITIES........................................................................       557,898
                                                                                                ------------

     NET ASSETS...............................................................................  $932,465,992
                                                                                                ============

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $932,465,487
Accumulated undistributed net investment income...............................................           505
                                                                                                ------------

     NET ASSETS...............................................................................  $932,465,992
                                                                                                ============

NET ASSET VALUE PER SHARE,
  932,465,487 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............................................         $1.00
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $56,610,477
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    4,515,824
Plan of distribution fee.......................................................................      996,734
Transfer agent fees and expenses...............................................................      112,689
Professional fees..............................................................................       69,794
Registration fees..............................................................................       63,731
Custodian fees.................................................................................       54,122
Shareholder reports and notices................................................................       47,428
Trustees' fees and expenses....................................................................       17,891
Other..........................................................................................        8,112
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    5,886,325
                                                                                                 -----------

     NET INVESTMENT INCOME:....................................................................   50,724,152

     NET REALIZED GAIN.........................................................................       10,475
                                                                                                 -----------

NET INCREASE...................................................................................  $50,734,627
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR   FOR THE YEAR
                                                                                      ENDED          ENDED
                                                                                  JUNE 30, 2000  JUNE 30, 1999
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................  $ 50,724,152   $ 40,897,926
Net realized gain...............................................................        10,475         36,800
                                                                                  ------------   ------------

     NET INCREASE...............................................................    50,734,627     40,934,726
                                                                                  ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................   (50,724,075)   (40,897,560)
Net realized gain...............................................................       (10,475)       (36,800)
                                                                                  ------------   ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..........................................   (50,734,550)   (40,934,360)
                                                                                  ------------   ------------
Net increase (decrease) from transactions in shares of beneficial interest......   (62,981,628)   296,470,113
                                                                                  ------------   ------------

     NET INCREASE (DECREASE)....................................................   (62,981,551)   296,470,479

NET ASSETS:
Beginning of period.............................................................   995,447,543    698,977,064
                                                                                  ------------   ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $505 AND $428, RESPECTIVELY)................................................  $932,465,992   $995,447,543
                                                                                  ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2000, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2000 aggregated $19,647,404,750 and $19,762,858,424, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,973. At June 30, 2000, the Fund had an accrued pension liability of $51,839 which is included in accrued expenses in the Statement of Assets and Liabilities.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR      FOR THE YEAR
                                                                        ENDED             ENDED
                                                                    JUNE 30, 2000     JUNE 30, 1999
                                                                   ---------------   ---------------
Shares sold......................................................   3,996,050,976     3,141,395,012
Shares issued in reinvestment of dividends and distributions.....      50,670,672        40,910,486
                                                                   --------------    --------------
                                                                    4,046,721,648     3,182,305,498
Shares repurchased...............................................  (4,109,703,276)   (2,885,835,385)
                                                                   --------------    --------------
Net increase (decrease) in shares outstanding....................     (62,981,628)      296,470,113
                                                                   ==============    ==============

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF ACTIVE ASSETS GOVERNMENT SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the years in the four-year period ended June 30, 1999 were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Active Assets Government Securities Trust as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)
       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2000, 53.25% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Active Assets Government Securities Trust

In our opinion, the statement of changes in net assets and the financial highlights of Active Assets Government Securities Trust (the "Fund") (not presented separately herein) presents fairly, in all material respects, the changes in its net assets for the year ended June 30, 1999 and the financial highlights for each of the four years in the period ended June 30, 1999, in conformity with generally accepted accounting principles. This financial statement and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to June 30, 1999.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
August 5, 1999

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the year ended
June 30, 2000.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                          ACTIVE ASSETS TAX-FREE TRUST

                            PART C OTHER INFORMATION
Item 23.   Exhibits
--------   ---------------------------------------------------------------------

1(a). Declaration of Trust of the Registrant, dated March 27, 1981, is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

1(b). Amendment dated May 21, 1994 to the Declaration of Trust is incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N1-A, filed on August 29, 1995.

1(c). Amendment dated December 17, 1984 to the Declaration of Trust is incorporated by reference to Exhibit 1(c) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

3.         Not Applicable.

4. Amended and Restated Investment Management Agreement, dated April 30, 1998, is incorporated by reference to Exhibit 4 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

5(a). Amended and Restated Distribution Agreement dated May 31, 1997 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

5(b). Selected Dealer Agreement, dated January 4, 1993, between Dean Witter Distributors Inc. and Dean Witter Reynolds Inc. is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

6. Second Amended and Restated Retirement Plan for Non-Interested Directors or Trustees is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

7(a). Custody Agreement between The Bank of New York and the Registrant is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, Filed on August 29, 1995.

7(b). Amendment dated April 17, 1996 to the Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on August 22, 1996.

8(a). Amended and Restated Transfer Agency and Service Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on August 20, 1998.

8(b). Amended and Restated Services Agreement is incorporated by reference to Exhibit 9 of Post-Effective No. 20 to the Registration Statement on Form N-1A, filed on August 20, 1998.

9(a). Opinion of Dennis H. Greenwald, Esq. dated June 2, 1981, is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

10(a).     Consent of Independent Accountants, filed herein.

10(b).     Consent of PricewaterhouseCoopers LLP, filed herein.

11.        Not Applicable.

12.        Not Applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

16(a). Code of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc., filed herein.

16(b).     Code of Ethics of the Morgan Stanley Dean Witter Funds, filed herein.

Other Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on August 24, 1994 and of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on August 20, 1998. The Power of Attorney of James F. Higgins is filed herein.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

           None

Item 25. INDEMNIFICATION.

           Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

             Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

             The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

             Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)   Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)   Morgan Stanley Dean Witter California Quality Municipal Securities
(3)   Morgan Stanley Dean Witter Government Income Trust
(4)   Morgan Stanley Dean Witter High Income Advantage Trust
(5)   Morgan Stanley Dean Witter High Income Advantage Trust II
(6)   Morgan Stanley Dean Witter High Income Advantage Trust III
(7)   Morgan Stanley Dean Witter Income Securities Inc.
(8)   Morgan Stanley Dean Witter Insured California Municipal Securities
(9)   Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)  Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)  Morgan Stanley Dean Witter Insured Municipal Securities
(12)  Morgan Stanley Dean Witter Insured Municipal Trust
(13)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)  Morgan Stanley Dean Witter Municipal Income Trust
(17)  Morgan Stanley Dean Witter Municipal Income Trust II
(18)  Morgan Stanley Dean Witter Municipal Income Trust III
(19)  Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)  Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)  Morgan Stanley Dean Witter Prime Income Trust
(22)  Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)  Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)  Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Institutional Money Trust
(4)   Active Assets Money Trust
(5)   Active Assets Premier Money Trust
(6)   Active Assets Tax-Free Trust
(7)   Morgan Stanley Dean Witter 21st Century Trend Fund
(8)   Morgan Stanley Dean Witter Aggressive Equity Fund
(9)   Morgan Stanley Dean Witter American Opportunities Fund
(10)  Morgan Stanley Dean Witter Balanced Growth Fund
(11)  Morgan Stanley Dean Witter Balanced Income Fund
(12)  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)  Morgan Stanley Dean Witter Capital Growth Securities
(15)  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"

(16)  Morgan Stanley Dean Witter Convertible Securities Trust
(17)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)  Morgan Stanley Dean Witter Diversified Income Trust
(19)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)  Morgan Stanley Dean Witter Equity Fund
(21)  Morgan Stanley Dean Witter European Growth Fund Inc.
(22)  Morgan Stanley Dean Witter Federal Securities Trust
(23)  Morgan Stanley Dean Witter Financial Services Trust
(24)  Morgan Stanley Dean Witter Fund of Funds
(25)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)  Morgan Stanley Dean Witter Global Utilities Fund
(27)  Morgan Stanley Dean Witter Growth Fund
(28)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)  Morgan Stanley Dean Witter Health Sciences Trust
(30)  Morgan Stanley Dean Witter High Yield Securities Inc.
(31)  Morgan Stanley Dean Witter Income Builder Fund
(32)  Morgan Stanley Dean Witter Information Fund
(33)  Morgan Stanley Dean Witter Intermediate Income Securities
(34)  Morgan Stanley Dean Witter International Fund
(35)  Morgan Stanley Dean Witter International SmallCap Fund
(36)  Morgan Stanley Dean Witter Japan Fund
(37)  Morgan Stanley Dean Witter Latin American Growth Fund
(38)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)  Morgan Stanley Dean Witter Market Leader Trust
(41)  Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)  Morgan Stanley Dean Witter New Discoveries Fund
(45)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)  Morgan Stanley Dean Witter Next Generation Trust
(48)  Morgan Stanley Dean Witter North American Government Income Trust
(49)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)  Morgan Stanley Dean Witter Real Estate Fund
(51)  Morgan Stanley Dean Witter S&P 500 Index Fund
(52)  Morgan Stanley Dean Witter S&P 500 Select Fund
(53)  Morgan Stanley Dean Witter Select Dimensions Investment Series
(54)  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(55)  Morgan Stanley Dean Witter Short-Term Bond Fund
(56)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(57)  Morgan Stanley Dean Witter Small Cap Growth Fund
(58)  Morgan Stanley Dean Witter Special Value Fund
(59)  Morgan Stanley Dean Witter Strategist Fund
(60)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(61)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(62)  Morgan Stanley Dean Witter Tax-Managed Growth Fund
(63)  Morgan Stanley Dean Witter Technology Fund
(64)  Morgan Stanley Dean Witter Total Market Index Fund
(65)  Morgan Stanley Dean Witter Total Return Trust
(66)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(67)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(68)  Morgan Stanley Dean Witter Utilities Fund
(69)  Morgan Stanley Dean Witter Value-Added Market Series

(70)  Morgan Stanley Dean Witter Value Fund
(71)  Morgan Stanley Dean Witter Variable Investment Series
(72)  Morgan Stanley Dean Witter World Wide Income Trust


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter Distributors Inc. ("MSDW
                                    Distributors") and Morgan Stanley Dean Witter Trust FSB
                                    ("MSDW Trust"); President, Chief Executive Officer and
                                    Director of Morgan Stanley Dean Witter Services Company
                                    Inc. ("MSDW Services"); President of the Morgan Stanley
                                    Dean Witter Funds; Executive Vice President and Director
                                    of Dean Witter Reynolds Inc. ("DWR"); Director of various
                                    MSDW subsidiaries; Trustee of various Van Kampen
                                    investment companies.

Barry Fink                          General Counsel of Asset Management of MSDW;
Executive Vice President,           Executive Vice President, Secretary, General Counsel
Secretary, General Counsel          and Director of MSDW Services; Vice President and
and Director                        Secretary of MSDW Distributors; Vice President, Secretary
                                    and General Counsel of the Morgan Stanley Dean Witter
                                    Funds.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds;
Executive Vice President            Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison                   Executive Vice President, Chief Administrative Officer
Executive Vice President,           and Director of MSDW Services; Vice President of the
Chief Administrative                Morgan Stanley Dean Witter Funds.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard G. DeSalvo
Senior Vice President
and Director of Investment
Management Services

Richard Felegy
Senior Vice President

Sheila A. Finnerty                  Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President               Income Trust.

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
Director of the Research
Group

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors and MSDW Trust and Director of MSDW Trust;
                                    Vice President of the Morgan Stanley Dean Witter Funds.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President,              Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway Jr.
Senior Vice President

Katherine H. Stromberg              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and Accounting
Treasurer                           Officer of the Morgan Stanley Dean Witter Funds.

Thomas Chronert
First Vice President

Richard Colville                    First Vice President and Controller of MSDW Services
First Vice President                and MSDW Distributors.
and Controller

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary of MSDW Distributors and the Morgan Stanley
                                    Dean Witter Funds.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                           First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors and
and Assistant Secretary             the Morgan Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz                       Vice President of Morgan Stanley Dean Witter Global
Vice President                      Utilities Fund.

Sean Aurigemma
Vice President

Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Maurice Bendrihem
Vice President and
Assistant Controller

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Annette Celenza
Vice President

Aaron Clark                         Vice President of Morgan Stanley Dean Witter Market
Vice President                      Leader Trust

William Connerly
Vice President

Virginia Connors
Vice President

Michael J. Davey
Vice President

David Dineen                        Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

June Ewers
Vice President

Jeffrey D. Geffen                   Vice President of Morgan Stanley Dean Witter U.S.
Vice President                      Government Securities Trust

Sandra Gelpieryn
Vice President

Charmaine George
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Michael Geringer
Vice President

Gail Gerrity Burke
Vice President

Peter Gewirtz
Vice President

Mina Gitsevich
Vice President

Ellen Gold
Vice President

Amy Golub
Vice President

Stephen Greenhut
Vice President

Joan Hamilton
Vice President

Trey Hancock
Vice President

Laury A. Haskamp
Vice President

Matthew T. Haynes                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann Jr.                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

Thomas G. Hudson II
Vice President

Linda Jones
Vice President

Norman Jones
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President

Nancy Karole Kennedy
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Lester Lay
Vice President

Phuong Le
Vice President

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Cameron J. Livingstone
Vice President

Nancy Login Cole
Vice President

Sharon Loguercio
Vice President

Stephanie Lovinger
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter R. McDowell
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Albert McGarity
Vice President

Teresa McRoberts                    Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mark Mitchell
Vice President

Thomas Moore
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Daniel Niland
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Steven Orlov
Vice President

Mori Paulsen
Vice President

Anne Pickrell
Vice President

Reginald Rigaud
Vice President

Frances Roman
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Dawn Rorke
Vice President

John Roscoe                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Hugh Rose
Vice President

Robert Rossetti                     Vice President of Morgan Stanley Dean Witter Competitive
Vice President                      Edge Fund.

Sally Sancimino                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Donna Savoca
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Alison M. Sharkey
Vice President

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Ronald B. Silvestri                 Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Herbert Simon
Vice President

Martha Slezak
Vice President

Frank Smith
Vice President

Otha Smith
Vice President

Stuart Smith
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Robert Stearns
Vice President

Naomi Stein
Vice President

William Stevens
Vice President

Michael Strayhorn
Vice President

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Bradford Thomas
Vice President

Barbara Toich
Vice President

Robert Vanden Assem
Vice President

Frank Vindigni
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

         The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.    PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Institutional Money Trust
(4)   Active Assets Money Trust
(5)   Active Assets Premier Money Trust
(6)   Active Assets Tax-Free Trust
(7)   Morgan Stanley Dean Witter 21st Century Trend Fund
(8)   Morgan Stanley Dean Witter Aggressive Equity Fund
(9)   Morgan Stanley Dean Witter American Opportunities Fund
(10)  Morgan Stanley Dean Witter Balanced Growth Fund
(11)  Morgan Stanley Dean Witter Balanced Income Fund
(12)  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)  Morgan Stanley Dean Witter Capital Growth Securities
(15)  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(16)  Morgan Stanley Dean Witter Convertible Securities Trust
(17)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)  Morgan Stanley Dean Witter Diversified Income Trust
(19)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)  Morgan Stanley Dean Witter Equity Fund
(21)  Morgan Stanley Dean Witter European Growth Fund Inc.
(22)  Morgan Stanley Dean Witter Federal Securities Trust
(23)  Morgan Stanley Dean Witter Financial Services Trust
(24)  Morgan Stanley Dean Witter Fund of Funds
(25)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)  Morgan Stanley Dean Witter Global Utilities Fund
(27)  Morgan Stanley Dean Witter Growth Fund
(28)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)  Morgan Stanley Dean Witter Health Sciences Trust
(30)  Morgan Stanley Dean Witter High Yield Securities Inc.
(31)  Morgan Stanley Dean Witter Income Builder Fund
(32)  Morgan Stanley Dean Witter Information Fund
(33)  Morgan Stanley Dean Witter Intermediate Income Securities
(34)  Morgan Stanley Dean Witter International Fund
(35)  Morgan Stanley Dean Witter International SmallCap Fund
(36)  Morgan Stanley Dean Witter Japan Fund
(37)  Morgan Stanley Dean Witter Latin American Growth Fund
(38)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)  Morgan Stanley Dean Witter Market Leader Trust
(41)  Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)  Morgan Stanley Dean Witter New Discoveries Fund
(45)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)  Morgan Stanley Dean Witter Next Generation Trust

(48)  Morgan Stanley Dean Witter North American Government Income Trust
(49)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)  Morgan Stanley Dean Witter Prime Income Trust
(51)  Morgan Stanley Dean Witter Real Estate Fund
(52)  Morgan Stanley Dean Witter S&P 500 Index Fund
(53)  Morgan Stanley Dean Witter S&P 500 Select Fund
(54)  Morgan Stanley Dean Witter Short-Term Bond Fund
(55)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(56)  Morgan Stanley Dean Witter Small Cap Growth Fund
(57)  Morgan Stanley Dean Witter Special Value Fund
(58)  Morgan Stanley Dean Witter Strategist Fund
(59)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(60)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(61)  Morgan Stanley Dean Witter Tax-Managed Growth Fund
(62)  Morgan Stanley Dean Witter Technology Fund
(63)  Morgan Stanley Dean Witter Total Market Index Fund
(64)  Morgan Stanley Dean Witter Total Return Trust
(65)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(66)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(67)  Morgan Stanley Dean Witter Utilities Fund
(68)  Morgan Stanley Dean Witter Value-Added Market Series
(69)  Morgan Stanley Dean Witter Value Fund
(70)  Morgan Stanley Dean Witter Variable Investment Series
(71)  Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

Name                      Positions and Office With MSDW Distributors
----                      -------------------------------------------

James F. Higgins          Director

Philip J. Purcell         Director

John Schaeffer            Director

Charles Vadala            Senior Vice President and Financial Principal.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.


Item 29. MANAGEMENT SERVICES

      Registrant is not a party to any such management-related service contract.

Item 30. UNDERTAKINGS

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of August, 2000.

                                       ACTIVE ASSETS TAX-FREE TRUST

                                       By: /s/ Barry Fink
                                           ---------------------------------
                                           Barry Fink
                                           Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.23 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                                  Title                                Date
         ----------                                  -----                                ----
(1) Principal Executive Officer             Chairman, Chief Executive Officer
                                            and Trustee

By: /s/ Charles A. Fiumefreddo                                                         08/29/00
    -------------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer             Treasurer and Principal
                                            Accounting Officer

By: /s/  Thomas F. Caloia                                                              08/29/00
    -------------------------------
         Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By: /s/ Barry Fink                                                                     08/29/00
    -------------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic          Manuel H. Johnson
    Edwin J. Garn          Michael E. Nugent
    Wayne E. Hedien        John L. Schroeder

By: /s/ David M. Butowsky                                                              08/29/00
    -------------------------------
        David M. Butowsky
        Attorney-in-Fact

                          ACTIVE ASSETS TAX-FREE TRUST
                                  EXHIBIT INDEX

10(a).    Consent of Independent Accountants.

10(b).    Consent of PricewaterhouseCoopers LLP.

16(a). Code of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc.

16(b).    Code of Ethics of the Morgan Stanley Dean Witter Funds.

Other     Power of Attorney of James F. Higgins.